UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: March 31

Date of reporting period: April 1, 2012 – June 30, 2012

Item 1.  Schedule of Investments.

ABSOLUTE STRATEGIES FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2012 (Unaudited)

	Security
Shares	Description			Value
Long Positions - 78.4%
Equity Securities - 41.5%
Common Stock - 39.5%
Consumer Discretionary - 9.1%
69,600	Aaron's, Inc. (a)			$1,970,376
72,800	Aeropostale, Inc. (a)(b)			1,298,024
22,600	Airgas, Inc. (a)			1,898,626
106,950	ANN, Inc. (a)(b)			2,726,155
176,800	Apollo Group, Inc., Class A (a)(b)			6,398,392
72,600	Arctic Cat, Inc. (a)(b)			2,654,256
32,100	Bally Technologies, Inc. (a)(b)			1,497,786
278,400	Bed Bath & Beyond, Inc. (a)(b)(c)(d)			17,205,120
62,900	Best Buy Co., Inc. (a)			1,318,384
44,092	Biglari Holdings, Inc. (a)(b)			17,036,708
52,000	Brinker International, Inc. (a)			1,657,240
58,100	Capella Education Co. (a)(b)			2,019,556
543,700	CarMax, Inc. (a)(b)(d)			14,103,578
55,700	Cash America International, Inc. (a)			2,453,028
3,500	Chipotle Mexican Grill, Inc., Class A (a)(b)			1,329,825
59,600	Coach, Inc. (a)			3,485,408
124,100	Copart, Inc. (a)(b)			2,939,929
54,300	Costco Wholesale Corp. (a)(d)			5,158,500
638,936	CVS Caremark Corp. (a)			29,857,479
176,100	Destination Maternity Corp. (a)			3,803,760
85,100	DIRECTV, Class A (a)(b)			4,154,582
38,000	DISH Network Corp., Class A (a)(b)			1,084,900
30,000	Dollar Tree, Inc. (a)(b)			1,614,000
84,300	Equifax, Inc. (a)			3,928,380
39,250	Gartner, Inc. (a)(b)			1,689,713
24,000	Google, Inc., Class A (a)(b)(d)			13,921,680
101,900	Grand Canyon Education, Inc. (a)(b)			2,133,786
350,000	H&R Block, Inc.			5,593,000
113,400	IAC/InterActiveCorp. (a)			5,171,040
175,500	Interval Leisure Group, Inc. (a)			3,336,255
19,000	ITT Educational Services, Inc. (a)(b)			1,154,250
97,800	Kirkland's, Inc. (a)(b)			1,100,250
317,485	Kohl's Corp. (a)(d)			14,442,393
200,000	Liberty Media Corp. - Interactive, Class A (b)			3,558,000
36,000	LKQ Corp. (a)(b)			1,202,400
728,900	Lowe's Cos., Inc. (a)(d)			20,729,916
33,550	Ltd. Brands, Inc. (a)			1,426,882
21,900	Lululemon Athletica, Inc. (a)(b)			1,305,897
42,400	Mattel, Inc. (a)			1,375,456
162,000	Meritor, Inc. (a)(b)			845,640
118,400	Newell Rubbermaid, Inc. (a)			2,147,776
55,700	Oshkosh Corp. (a)(b)			1,166,915
32,000	Oxford Industries, Inc. (a)			1,430,400
83,300	Papa John's International, Inc. (a)(b)			3,962,581
329,500	PetMed Express, Inc. (a)			4,006,720
25,000	PetSmart, Inc. (a)			1,704,500
21,100	Polaris Industries, Inc. (a)			1,508,228
14,400	Ralph Lauren Corp. (a)			2,016,864
364,400	Robert Half International, Inc. (a)			10,410,908
133,550	Rollins, Inc. (a)			2,987,513
44,700	Royal Caribbean Cruises, Ltd.			1,163,541
147,400	Stage Stores, Inc. (a)			2,700,368
12,200	Strayer Education, Inc. (a)			1,330,044
342,650	Target Corp. (a)(d)			19,938,803
45,000	The Cheesecake Factory, Inc. (a)(b)			1,438,200
132,100	The Corporate Executive Board Co. (a)			5,400,248
82,300	The Gap, Inc. (a)			2,251,728
227,000	The Geo Group, Inc. (a)(b)			5,157,440
170,800	The Interpublic Group of Cos., Inc. (a)			1,853,180
42,500	The Toro Co. (a)			3,114,825
179,100	The Walt Disney Co. (a)(d)			8,686,350
189,500	Total System Services, Inc. (a)			4,534,735
160,000	Toyota Industries Corp., ADR			4,535,904
107,300	Vera Bradley, Inc. (b)			2,261,884
413,000	Viacom, Inc., Class B			19,419,260
67,800	WABCO Holdings, Inc. (a)(b)			3,588,654
373,200	Walgreen Co. (a)(d)			11,039,256
350,100	Wal-Mart Stores, Inc. (a)(d)			24,408,972
203,200	Websense, Inc. (a)(b)			3,805,936
7,500	WW Grainger, Inc. (a)			1,434,300
88,200	Wyndham Worldwide Corp. (a)			4,651,668
				374,638,251
Consumer Staples - 6.0%
1,337,300	Allos Therapeutics, Inc. (a)(b)			2,393,767
225,900	Amedisys, Inc. (a)(b)			2,812,455
400,000	Avon Products, Inc.			6,484,000
448,000	Campbell Soup Co. (a)			14,954,240
148,500	Clorox Co. (a)			10,760,310
80,000	CoreLogic, Inc. (a)(b)			1,464,800
31,900	Cyberonics, Inc. (a)(b)			1,433,586
101,600	Dean Foods Co. (a)(b)			1,730,248
61,000	Deluxe Corp. (a)			1,521,340
37,600	DENTSPLY International, Inc. (a)			1,421,656
32,200	FleetCor Technologies, Inc. (a)(b)			1,128,288
22,600	Herbalife, Ltd. (a)			1,092,258
18,750	Lorillard, Inc. (a)			2,474,062
375,000	Molson Coors Brewing Co., Class B			15,603,750
17,000	Monster Beverage Corp. (a)(b)			1,210,400
556,000	PepsiCo, Inc. (a)			39,286,960
44,000	ResMed, Inc. (a)(b)			1,372,800
234,300	Sun Healthcare Group, Inc. (a)(b)			1,961,091
1,388,000	Sysco Corp.			41,376,280
180,000	The Coca-Cola Co. (d)			14,074,200
18,500	The Estee Lauder Cos., Inc., Class A (a)			1,001,220
15,600	The Hershey Co. (a)			1,123,668
1,060,000	The Procter & Gamble Co. (a)			64,925,000
700,000	The Western Union Co.			11,788,000
52,550	Tupperware Brands Corp. (a)			2,877,638
27,500	WellCare Health Plans, Inc. (a)(b)			1,457,500
13,800	Whole Foods Market, Inc. (a)			1,315,416
				249,044,933
Energy - 2.4%
28,600	Cabot Oil & Gas Corp. (a)			1,126,840
62,800	Cobalt International Energy, Inc. (a)(b)			1,475,800
266,200	ConocoPhillips (a)			14,875,256
47,500	Dresser-Rand Group, Inc. (a)(b)			2,115,650
19,550	EQT Corp. (a)			1,048,467
145,500	Exxon Mobil Corp. (a)			12,450,435
229,500	Gran Tierra Energy, Inc. (a)(b)			1,126,845
47,600	Gulf Island Fabrication, Inc. (a)			1,342,796
128,000	Helix Energy Solutions Group, Inc. (a)(b)			2,100,480
30,800	Hess Corp. (a)			1,338,260
73,600	Marathon Oil Corp. (a)			1,881,952
36,800	Marathon Petroleum Corp. (a)			1,653,056
142,100	Matrix Service Co. (a)(b)			1,612,835
94,400	Murphy Oil Corp. (a)			4,747,376
51,100	Oceaneering International, Inc. (a)			2,445,646
157,000	Patterson-UTI Energy, Inc. (a)			2,285,920
18,100	Phillips 66 (a)(b)			601,644
23,800	SEACOR Holdings, Inc. (a)(b)			2,127,244
30,000	SM Energy Co. (a)			1,473,300
275,000	Spectra Energy Corp.			7,991,500
90,100	Sunoco, Inc. (a)			4,279,750
106,800	Tesoro Corp. (a)(b)			2,665,728
325,000	Total SA, ADR			14,608,750
53,100	Unit Corp. (a)(b)			1,958,859
294,300	Vaalco Energy, Inc. (a)(b)			2,539,809
159,500	Valero Energy Corp. (a)			3,851,925
66,100	Western Refining, Inc. (a)			1,472,047
				97,198,170
Financial - 6.4%
13,600	Affiliated Managers Group, Inc. (a)(b)			1,488,520
284,500	American Express Co. (a)			16,560,745
23,000	American Tower Corp. REIT (a)			1,607,930
63,100	AON PLC (a)			2,951,818
57,250	Apartment Investment & Management Co., Class A REIT (a)			1,547,467
165,900	Banco Latinoamericano de Comerico Exterior SA, Class E (a)			3,555,237
447,000	Bancorp, Inc. (b)			4,224,150
1,013,000	Bank of America Corp. (d)			8,286,340
144	Berkshire Hathaway, Inc., Class A (a)(b)			17,992,080
262,600	Berkshire Hathaway, Inc., Class B (a)(b)(d)			21,882,458
185,200	CapitalSource, Inc. (a)			1,244,544
102,100	Capitol Federal Financial, Inc. (a)			1,212,948
36,700	Cardinal Health, Inc. (a)			1,541,400
34,800	Erie Indemnity Co., Class A (a)			2,492,028
470	Fairfax Financial Holdings, Ltd.			184,099
113,400	Fifth Third Bancorp (a)			1,519,560
7,500	First Citizens BancShares, Inc., Class A (a)			1,249,875
83,100	FirstMerit Corp. (a)			1,372,812
108,330	Franklin Resources, Inc. (a)			12,023,547
59,100	Greenhill & Co., Inc. (a)			2,106,915
112,200	Health Net, Inc. (a)(b)			2,723,094
553,100	Huntington Bancshares, Inc. (a)			3,539,840
188,750	International Bancshares Corp. (a)			3,684,400
335,300	KeyCorp (a)			2,595,222
55,300	Lender Processing Services, Inc. (a)			1,397,984
75,000	Lincoln National Corp. (a)			1,640,250
39,800	LPL Financial Holdings, Inc. (a)			1,344,046
21,400	Markel Corp. (b)			9,452,380
36,100	Marsh & McLennan Cos., Inc. (a)			1,163,503
127,600	Montpelier Re Holdings, Ltd. (a)			2,716,604
65,500	Moody's Corp. (a)			2,394,025
52,600	National Health Investors, Inc. REIT (a)			2,678,392
262,100	Net 1 UEPS Technologies, Inc. (a)(b)			2,193,777
162,100	Oritani Financial Corp. (a)			2,332,619
350,000	Paychex, Inc.			10,993,500
500,000	People's United Financial, Inc.			5,805,000
414,170	PrivateBancorp, Inc. (a)			6,113,149
278,100	Provident Financial Services, Inc. (a)			4,268,835
11,800	Public Storage REIT (a)			1,704,038
18,700	RenaissanceRe Holdings, Ltd. (a)			1,421,387
200,000	Resource America, Inc., Class A			1,276,000
69,000	SunTrust Banks, Inc. (a)			1,671,870
42,000	T. Rowe Price Group, Inc. (a)			2,644,320
587,600	The Bank of New York Mellon Corp. (a)(d)			12,897,820
91,800	The Goldman Sachs Group, Inc. (a)(d)			8,799,948
38,200	The Hanover Insurance Group, Inc. (a)			1,494,766
25,600	The Macerich Co. REIT (a)			1,511,680
72,500	The Travelers Cos., Inc. (a)			4,628,400
51,450	UDR, Inc. REIT (a)			1,329,468
60,600	UMB Financial Corp. (a)			3,104,538
28,350	Ventas, Inc. REIT (a)			1,789,452
13,000	Visa, Inc., Class A (a)			1,607,190
196,700	Washington Federal, Inc. (a)			3,322,263
865,650	Wells Fargo & Co. (a)			28,947,336
200,000	Weyerhaeuser Co. REIT			4,472,000
275,000	WR Berkley Corp.			10,703,000
				265,406,569
Healthcare - 4.8%
42,000	Abbott Laboratories (a)			2,707,740
123,950	Aetna, Inc. (a)			4,805,542
17,200	Alexion Pharmaceuticals, Inc. (a)(b)			1,707,960
119,900	AMAG Pharmaceuticals, Inc. (a)(b)			1,846,460
17,400	AMERIGROUP Corp. (a)(b)			1,146,834
56,300	AmerisourceBergen Corp. (a)			2,215,405
388,150	Becton Dickinson and Co. (a)			29,014,212
20,000	Cerner Corp. (a)(b)			1,653,200
97,100	Charles River Laboratories International, Inc. (a)(b)			3,180,996
189,100	Community Health Systems, Inc. (a)(b)			5,300,473
26,750	Covidien PLC (a)			1,431,125
160,000	CR Bard, Inc.			17,190,400
16,000	Henry Schein, Inc. (a)(b)			1,255,840
78,400	Hill-Rom Holdings, Inc. (a)			2,418,640
14,100	IDEXX Laboratories, Inc. (a)(b)			1,355,433
438,600	Johnson & Johnson (a)(d)			29,631,816
111,300	Lincare Holdings, Inc. (a)			3,786,426
75,600	Magellan Health Services, Inc. (a)(b)			3,426,948
33,900	Medicis Pharmaceutical Corp., Class A (a)			1,157,685
300,000	Medtronic, Inc.			11,619,000
86,800	Myriad Genetics, Inc. (a)(b)			2,063,236
375,000	Novartis AG, ADR			20,962,500
500,000	Pfizer, Inc.			11,500,000
76,000	Quest Diagnostics, Inc. (a)			4,552,400
159,300	St. Jude Medical, Inc. (a)(d)			6,357,663
145,000	Stryker Corp.			7,989,500
242,400	Tenet Healthcare Corp. (a)(b)			1,270,176
99,250	Thoratec Corp. (a)(b)			3,332,815
73,500	Triple-S Management Corp., Class B (a)(b)			1,343,580
60,000	UnitedHealth Group, Inc.			3,510,000
116,700	Warner Chilcott PLC, Class A (a)(b)			2,091,264
61,400	WellPoint, Inc. (a)			3,916,706
181,000	XenoPort, Inc. (a)(b)			1,093,240
				196,835,215
Industrial - 2.1%
23,200	Acuity Brands, Inc. (a)			1,181,112
28,500	Agilent Technologies, Inc. (a)			1,118,340
37,900	Alliant Techsystems, Inc. (a)			1,916,603
11,600	Amerco, Inc. (a)			1,043,652
18,000	BE Aerospace, Inc. (a)(b)			785,880
307,851	Cemex SAB de CV, ADR (a)(b)			2,071,837
125,300	Chicago Bridge & Iron Co. NV (a)			4,756,388
18,500	Copa Holdings SA (a)			1,525,880
11,500	Cummins, Inc. (a)			1,114,465
149,800	Delta Air Lines, Inc. (a)(b)			1,640,310
20,000	Dover Corp. (a)			1,072,200
254,000	Expeditors International of Washington, Inc. (d)			9,842,500
28,600	Fluor Corp. (a)			1,411,124
82,800	Foster Wheeler AG (a)(b)			1,434,924
27,450	Graco, Inc. (a)			1,264,896
19,750	Hubbell, Inc., Class B (a)			1,539,315
40,600	JB Hunt Transport Services, Inc. (a)			2,419,760
347	Kansas City Southern (a)			24,137
86,600	Lennox International, Inc. (a)			4,038,158
5,800	Mettler-Toledo International, Inc. (a)(b)			903,930
38,700	Mine Safety Appliances Co. (a)			1,557,288
89,200	Myers Industries, Inc. (a)			1,530,672
23,000	Northrop Grumman Corp. (a)			1,467,170
100,300	Packaging Corp. of America (a)			2,832,472
30,900	Raytheon Co. (a)			1,748,631
105,700	Resources Connection, Inc. (a)			1,300,110
35,768	Rock-Tenn Co., Class A (a)			1,951,145
232,400	SAIC, Inc. (a)			2,816,688
49,100	Tech Data Corp. (a)(b)			2,365,147
164,800	The Boeing Co. (a)(d)			12,244,640
98,050	United Parcel Service, Inc., Class B (a)			7,722,418
44,600	URS Corp. (a)			1,555,648
540	USG Corp. (a)(b)(d)			10,287
37,250	Waste Connections, Inc. (a)			1,114,520
175,000	Xylem, Inc.			4,404,750
				85,726,997
Information Technology - 4.1%
210,600	Accenture PLC, Class A (a)(d)			12,654,954
163,500	Activision Blizzard, Inc. (a)			1,960,365
244,100	Actuate Corp. (a)(b)			1,691,613
36,500	Adobe Systems, Inc. (a)(b)			1,181,505
11,700	Alliance Data Systems Corp. (a)(b)			1,579,500
164,800	Amtech Systems, Inc. (a)(b)			619,648
43,400	Apple, Inc. (a)(b)(c)(d)			25,345,600
233,400	Automatic Data Processing, Inc. (a)			12,991,044
34,100	Avago Technologies, Ltd. (a)			1,224,190
76,600	BMC Software, Inc. (a)(b)			3,269,288
163,700	CA, Inc. (a)			4,434,633
70,700	CACI International, Inc., Class A (a)(b)			3,889,914
340,000	Corning, Inc.			4,396,200
29,150	DST Systems, Inc. (a)			1,583,136
131,400	Ebix, Inc. (a)			2,621,430
102,400	Electronic Arts, Inc. (a)(b)			1,264,640
40,100	Fair Isaac Corp. (a)			1,695,428
310,000	Hewlett-Packard Co.			6,234,100
87,800	Intuit, Inc. (a)			5,210,930
25,700	KLA-Tencor Corp. (a)			1,265,725
526,700	LSI Corp. (a)(b)			3,355,079
30,000	MICROS Systems, Inc. (a)(b)			1,536,000
1,325,000	Microsoft Corp.			40,531,750
123,300	Monolithic Power Systems, Inc. (a)(b)			2,449,971
41,600	Nuance Communications, Inc. (a)(b)			990,912
47,000	Parametric Technology Corp. (a)(b)			985,120
32,000	QUALCOMM, Inc. (a)			1,781,760
113,600	Quest Software, Inc. (a)(b)			3,163,760
28,000	Red Hat, Inc. (a)(b)			1,581,440
280,000	Research In Motion, Ltd. (b)			2,069,200
46,000	Silicon Laboratories, Inc. (a)(b)			1,743,400
254,500	Symantec Corp. (a)(b)			3,718,245
175,100	Unisys Corp. (a)(b)			3,423,205
798,000	United Online, Inc. (a)			3,367,560
53,500	VeriSign, Inc. (a)(b)			2,330,995
178,300	Xyratex, Ltd. (a)			2,016,573
				170,158,813
Materials - 1.2%
46,700	Agrium, Inc. (a)			4,131,549
15,000	Albemarle Corp. (a)			894,600
16,000	CF Industries Holdings, Inc. (a)			3,099,840
18,000	Domtar Corp. (a)			1,380,780
55,100	Eastman Chemical Co. (a)			2,775,387
33,700	Freeport-McMoRan Copper & Gold, Inc. (a)			1,148,159
53,000	H.B. Fuller Co. (a)			1,627,100
33,100	Minerals Technologies, Inc. (a)			2,111,118
2,066	Molycorp, Inc. (b)			44,522
300,000	Newmont Mining Corp.			14,553,000
51,300	PPG Industries, Inc. (a)			5,443,956
52,300	RPM International, Inc. (a)			1,422,560
39,600	Schweitzer-Mauduit International, Inc. (a)			2,698,344
21,300	Sigma-Aldrich Corp. (a)			1,574,709
177,223	Stillwater Mining Co. (a)(b)			1,513,485
27,300	The Sherwin-Williams Co. (a)			3,613,155
65,100	Valspar Corp. (a)			3,417,099
				51,449,363
Telecommunication Services - 2.7%
27,000	AMC Networks, Inc., Class A (a)(b)			959,850
136,300	Amdocs, Ltd. (a)(b)			4,050,836
96,800	Ancestry.com, Inc. (a)(b)			2,664,904
104,100	Arris Group, Inc. (a)(b)			1,448,031
159,200	Cbeyond, Inc. (a)(b)			1,077,784
58,300	CBS Corp., Class B, Non-Voting Shares (a)			1,911,074
22,000	Charter Communications, Inc., Class A (a)(b)			1,559,140
1,050,000	Cisco Systems, Inc.			18,028,500
48,600	Comtech Telecommunications Corp. (a)			1,388,988
22,300	Crown Castle International Corp. (a)(b)			1,308,118
244,500	Dice Holdings, Inc. (a)(b)			2,295,855
30,300	Discovery Communications, Inc., Class A (a)(b)			1,636,200
14,900	F5 Networks, Inc. (a)(b)			1,483,444
500,000	France Telecom SA, ADR			6,555,000
51,400	Motorola Solutions, Inc. (a)			2,472,854
138,100	NeuStar, Inc., Class A (a)(b)			4,612,540
203,300	Neutral Tandem, Inc. (a)(b)			2,679,494
2,100,000	News Corp., Class A			46,809,000
58,200	Plantronics, Inc. (a)			1,943,880
53,600	Travelzoo, Inc. (b)			1,217,792
54,900	Verizon Communications, Inc. (a)			2,439,756
157,700	XO Group, Inc. (a)(b)			1,398,799
				109,941,839
Utilities - 0.7%
28,500	Alliant Energy Corp. (a)			1,298,745
32,400	Edison International (a)			1,496,880
51,000	Entergy Corp. (a)			3,462,390
475,000	Exelon Corp.			17,869,500
16,650	ITC Holdings Corp. (a)			1,147,352
73,000	NV Energy, Inc. (a)			1,283,340
78,050	Questar Corp. (a)			1,628,123
				28,186,330
Total Common Stock
(Cost $1,407,154,743)				1,628,586,480

	Security
Shares	Description	Rate		Value
Preferred Stock - 2.0%
Consumer Discretionary - 0.2%
20,641	Callaway Golf Co., Series B (a)	7.50%		1,975,344
29,029	Newell Financial Trust I (a)	5.25		1,465,965
37,802	The Goodyear Tire & Rubber Co. (a)	5.88		1,633,046
3,928	The Interpublic Group of Cos., Inc., Series B (a)	5.25		4,076,282
				9,150,637
Consumer Staples - 0.1%
35,751	Bunge, Ltd. (a)	4.88		3,414,221

Energy - 0.3%
2,397	Chesapeake Energy Corp. (a)(e)	5.75		2,046,439
9,098	Energy XXI Bermuda, Ltd. (a)	5.63		3,044,987
62,936	Goodrich Petroleum Corp., Series B (a)	5.38		2,203,389
26,079	Petroquest Energy, Inc., Series B (a)	6.88		886,686
36,131	SandRidge Energy, Inc. (a)	7.00		3,739,558
				11,921,059
Financial - 0.9%
205,298	2009 Dole Food Automatic Common Exchange Security Trust (a)(e)	7.00		1,815,614
93,379	2010 Swift Mandatory Common Exchange Security Trust (a)(e)	6.00		887,455
154,292	Alexandria Real Estate Equities, Inc. REIT, Series D (a)	7.00		4,088,738
82,670	AMG Capital Trust II (a)	5.15		3,590,978
52,262	Aspen Insurance Holdings, Ltd. (a)	5.63		2,848,279
1,682	Bank of America Corp., Series L (a)	7.25		1,640,371
35,212	Forest City Enterprises, Inc., Series A (a)	7.00		1,872,838
65,339	Health Care REIT, Inc., Series I (a)	6.50		3,528,306
35,643	KeyCorp, Series A (a)	7.75		3,974,195
15,413	Lexington Realty Trust, Series C	6.50		693,585
51,413	MetLife, Inc. (a)	5.00		3,180,922
1,397	Oriental Financial Group, Inc., Series C (f)	8.75		1,575,118
138,535	Synovus Financial Corp. (a)	8.25		2,560,127
1,375	Wells Fargo & Co., Series L	7.50		1,546,875
51,034	Wintrust Financial Corp. (a)	7.50		2,717,561
1,121	Wintrust Financial Corp., Series C (a)	5.00		1,121,280
				37,642,242
Healthcare - 0.2%
7,166	Alere, Inc., Series B (a)	3.00		1,483,362
70	HealthSouth Corp. (a)(e)	6.50		74,217
4,279	HealthSouth Corp., Series A (a)	6.50		4,536,810
50,978	Omnicare Capital Trust II, Series B (a)	4.00		2,243,032
				8,337,421
Industrial - 0.1%
67,813	Continental Airlines Finance Trust II (a)	6.00		2,449,744
18,446	United Technologies Corp. (a)	7.50		971,920
				3,421,664
Materials - 0.1%
58,847	AngloGold Ashanti Holdings Finance PLC (a)	6.00		2,424,496
34,134	Thompson Creek Metals Co., Inc. (a)	6.50		650,253
				3,074,749
Utilities - 0.1%
62,828	CenterPoint Energy, Inc. (a)(g)	0.46		2,297,149
38,200	PPL Corp. (a)	9.50		2,042,172
				4,339,321
Total Preferred Stock
(Cost $76,957,944)				81,301,314
Total Equity Securities
(Cost $1,484,112,687)				1,709,887,794

	Security
Principal	Description	Rate	Maturity	Value
Fixed Income Securities - 27.0%
Asset Backed Obligations - 6.4%
$3,337,000	ACE Securities Corp., Series 2006-ASP3 A2C (g)	0.40	06/25/36	1,435,566
1,775,000	ACE Securities Corp., Series 2006-HE1 A2D (g)	0.55	02/25/36	590,291
551,446	ACE Securities Corp., Series 2007-HE1 A2A (g)	0.34	01/25/37	148,493
122,196	Adjustable Rate Mortgage Trust, Series 2005-12 2A1 (a)(g)	3.07	03/25/36	73,963
178,990	Adjustable Rate Mortgage Trust, Series 2005-3 8A32 (a)(g)	0.57	07/25/35	156,021
2,083,931	Adjustable Rate Mortgage Trust, Series 2006-1 2A1 (g)	3.30	03/25/36	1,230,191
89,070	Adjustable Rate Mortgage Trust, Series 2006-1 3A3 (a)(g)	5.50	03/25/36	57,696
3,023,451	Adjustable Rate Mortgage Trust, Series 2007-1 5A1 (g)	0.40	03/25/37	1,469,181
1,325,230	Aircastle Aircraft Lease Backed Trust, Series 2007-1A G1 (a)(e)(g)	0.50	06/14/37	1,166,203
944,532	Alta Wind Holdings, LLC (e)	7.00	06/30/35	1,064,962
519,808	American Home Mortgage Assets, LLC, Series 2007-4 A2 (g)	0.44	08/25/37	388,474
1,144,000	Argent Securities, Inc., Series 2005-W5 A2D (g)	0.57	01/25/36	441,875
1,000,000	Asset Backed Funding Certificates, Series 2006-HE1 A2C (g)	0.41	01/25/37	347,367
1,875,000	Asset Backed Funding Certificates, Series 2007-NC1 M2 (e)(g)	1.50	05/25/37	54,792
1,500,000	Asset Backed Funding Certificates, Series 2007-WMC1 A2B (g)	1.25	06/25/37	620,982
1,435,000	Astoria Depositor Corp. (a)(e)	8.14	05/01/21	1,262,800
1,140,000	Avalon IV Capital, Ltd., Series 2012-1A C (a)(e)(f)(g)	4.39	04/17/23	1,083,570
903,080	AWAS Aviation Capital, Ltd. (e)	7.00	10/17/16	939,203
500,000	Axis Equipment Finance Receivables, LLC, Series 2012-1I D (a)(f)	5.50	11/20/15	427,882
500,000	Axis Equipment Finance Receivables, LLC, Series 2012-1I E1 (a)(f)	6.25	04/20/16	411,382
550,000	Axis Equipment Finance Receivables, LLC, Series 2012-1I E2 (a)(f)	7.00	03/20/17	415,121
1,137,856	Babcock & Brown Air Funding I, Ltd., Series 2007-1A G1 (a)(e)(g)	0.54	11/14/33	933,042
329,395	Banc of America Alternative Loan Trust, Series 2005-8 2CB1 (a)	6.00	09/25/35	236,588
202,493	Banc of America Funding Corp., Series 2005-B 3A1B (a)(g)	0.55	04/20/35	157,314
7,580,000	Banc of America Funding Corp., Series 2006-D 1A2 (g)	0.52	05/20/36	1,230,200
74,540	Banc of America Funding Corp., Series 2006-E 2A1 (a)(g)	3.10	06/20/36	45,383
324,377	Banc of America Funding Corp., Series 2006-F 1A1 (a)(g)	2.62	07/20/36	261,542
140,898	Banc of America Funding Corp., Series 2006-G 2A3 (a)(g)	0.41	07/20/36	139,532
217,360	Banc of America Funding Corp., Series 2006-H 6A1 (g)	0.43	10/20/36	116,741
639,443	Banc of America Funding Corp., Series 2007-8 2A1	7.00	10/25/37	382,347
151,328	Banc of America Funding Corp., Series 2007-E 4A1 (g)	5.40	07/20/47	96,449
1,485,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-4 A6 (g)	4.88	07/10/42	1,580,073
175,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-2 A5 (a)(g)	4.86	07/10/43	190,829
2,240,581	Bayview Commercial Asset Trust, Series 2004-3 A1 (a)(e)(g)	0.62	01/25/35	1,869,943
1,225,000	Bayview Commercial Asset Trust, Series 2006-SP1 M1 (a)(e)(g)	0.70	04/25/36	852,924
81,939	Bayview Financial Acquisition Trust, Series 2005-D AF3 (a)(g)	5.50	12/28/35	80,579
256,919	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-5 1A1 (a)(g)	4.78	08/25/47	149,228
1,230,560	Bear Stearns Alt-A Trust, Series 2005-4 21A1 (g)	2.93	05/25/35	779,568
218,879	Bear Stearns Alt-A Trust, Series 2005-8 11A1 (a)(g)	0.52	10/25/35	133,781
468,274	Bear Stearns Alt-A Trust, Series 2006-1 22A1 (g)	2.60	02/25/36	280,454
2,385,619	Bear Stearns Alt-A Trust, Series 2006-2 21A1 (g)	3.11	03/25/36	1,245,693
227,103	Bear Stearns Alt-A Trust, Series 2006-2 23A1 (a)(g)	2.96	03/25/36	114,010
1,536,812	Bear Stearns Alt-A Trust, Series 2006-3 1A1 (g)	0.44	05/25/36	744,818
1,541,220	Bear Stearns Alt-A Trust, Series 2006-4 11A1 (g)	0.41	08/25/36	910,150
192,902	Bear Stearns Asset Backed Securities Trust, Series 2005-TC2 A3 (a)(g)	0.62	08/25/35	178,146
1,680,000	Bear Stearns Commercial Mortgage Securities, Series 2004-PWR6 A6	4.83	11/11/41	1,808,856
1,815,000	Bear Stearns Commercial Mortgage Securities, Series 2005-T20 A4A (a)(g)	5.30	10/12/42	2,026,449
1,500,000	BNC Mortgage Loan Trust, Series 2007-3 A3 (g)	0.38	07/25/37	771,793
179,154	BNC Mortgage Loan Trust, Series 2007-4 A3A (g)	0.50	11/25/37	177,036
3,400,000	Brazos Higher Education Authority, Series 2010-1 A2 (a)(g)	1.67	02/25/35	3,239,990
795,246	Centex Home Equity, Series 2005-C AF6 (h)	4.64	06/25/35	775,416
1,700,000	Centex Home Equity, Series 2006-A AV4 (g)	0.50	06/25/36	976,253
125,000	Chase Mortgage Finance Corp., Series 2005-A1 2A3 (a)(g)	2.73	12/25/35	100,091
398,821	Chaseflex Trust, Series 2007-1 2A9 (a)	6.00	02/25/37	280,403
2,160,184	Chaseflex Trust, Series 2007-M1 1A2 (g)	0.48	08/25/37	1,061,534
3,174,880	CIT Education Loan Trust, Series 2007-1 A (a)(e)(g)	0.56	03/25/42	2,893,902
1,200,000	Citicorp Residential Mortgage Securities, Inc., Series 2006-2 A5 (h)	6.04	09/25/36	1,009,873
1,400,000	Citicorp Residential Mortgage Securities, Inc., Series 2007-1 A5 (h)	6.05	03/25/37	1,032,433
145,000	Citigroup Commerical Mortgage Trust, Series 2007-C6 A4 (a)(g)	5.89	12/10/49	168,379
371,885	Citigroup Mortgage Loan Trust, Inc., Series 2006-WF1 A2D (h)	5.92	03/25/36	240,889
2,850,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-AHL3 A3B (g)	0.42	07/25/45	990,922
725,702	Citigroup Mortgage Loan Trust, Inc., Series 2007-AR8 2A1A (g)	3.39	07/25/37	476,333
3,610,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH1 A4 (g)	0.45	01/25/37	1,698,658
1,250,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2 M1 (g)	0.65	03/25/37	221,801
722,007	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH3 A2 (g)	0.41	06/25/37	544,789
3,300,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4 A2B (g)	1.30	07/25/37	2,041,616
285,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4 A2C (a)(g)	1.55	07/25/37	106,683
1,600,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1 A4 (g)	5.39	07/15/44	1,785,353
160,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5 A4 (a)(g)	5.89	11/15/44	186,641
168,055	Citimortgage Alternative Loan Trust, Series 2006-A7 1A12	6.00	12/25/36	123,867
64,824	Citimortgage Alternative Loan Trust, Series 2007-A4 1A6 (a)	5.75	04/25/37	46,747
35,000	Commercial Mortgage Pass Through Certificates, 2007-C9 A4 (a)(g)	5.81	12/10/49	41,033
1,098,246	Conseco Finance Securitizations Corp., Series 2001-4 A4 (a)	7.36	08/01/32	1,163,528
1,150,254	Conseco Finance, Series 2002-C BF1 (g)	8.00	06/15/32	1,148,334
476,956	Continental Airlines Pass Through Trust, Series 2007-1 B (a)	6.90	04/19/22	481,726
752,038	Continental Airlines Pass Through Trust, Series 2009-1 (a)	9.00	07/08/16	861,083
1,038,795	Coso Geothermal Power Holdings (e)	7.00	07/15/26	528,769
75,438	Countrywide Alternative Loan Trust, Series 2004-J10 4CB1	6.50	10/25/34	74,960
570,255	Countrywide Alternative Loan Trust, Series 2005-36 2A1A (g)	0.56	08/25/35	297,795
220,060	Countrywide Alternative Loan Trust, Series 2005-43 4A1 (g)	5.27	10/25/35	160,939
84,764	Countrywide Alternative Loan Trust, Series 2005-50CB 1A1 (a)	5.50	11/25/35	65,622
320,753	Countrywide Alternative Loan Trust, Series 2005-73CB 1A8	5.50	01/25/36	244,893
850,000	Countrywide Alternative Loan Trust, Series 2005-J10 1A16	5.50	10/25/35	668,630
558,079	Countrywide Alternative Loan Trust, Series 2005-J12 2A1 (g)	0.52	08/25/35	241,228
341,033	Countrywide Alternative Loan Trust, Series 2006-36T2 1A1 (a)(g)	0.57	12/25/36	177,303
46,450	Countrywide Alternative Loan Trust, Series 2006-7CB 3A1 (a)	5.25	05/25/21	35,457
401,960	Countrywide Alternative Loan Trust, Series 2007-16CB 4A7	6.00	08/25/37	311,053
320,580	Countrywide Alternative Loan Trust, Series 2007-19 1A34	6.00	08/25/37	226,180
51,742	Countrywide Alternative Loan Trust, Series 2007-OH1 A1A (g)	0.34	04/25/47	51,586
566,872	Countrywide Asset-Backed Certificates, Series 2007-13 2A1 (g)	1.15	10/25/47	384,357
1,558,567	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-HYB5 3A1 (g)	2.99	04/20/35	1,115,822
230,474	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-9 1A1 (a)(g)	0.55	05/25/35	152,398
832,891	Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HY3 2A1 (a)(g)	2.96	06/25/47	526,711
397,544	Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HY3 4A1 (a)(g)	5.64	06/25/47	331,649
102,844	Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HY5 1A1 (a)(g)	5.50	09/25/47	66,876
24,476	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR24 2A4 (g)	2.71	10/25/33	22,808
135,066	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-6 8A1 (a)	4.50	07/25/20	132,673
984,824	Credit Suisse Mortgage Capital Certificates, Series 2006-6 2A1 (a)(g)	0.85	07/25/36	458,123
158,680	Credit Suisse Mortgage Capital Certificates, Series 2006-8 3A1 (a)	6.00	10/25/21	137,738
1,588,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C3 A3 (g)	6.01	06/15/38	1,806,841
565,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C5 A3	5.31	12/15/39	629,488
527,261	Credit-Based Asset Servicing and Securitization, LLC, Series 2006-CB4 AV3 (g)	0.40	05/25/36	213,228
1,500,000	Credit-Based Asset Servicing and Securitization, LLC, Series 2006-CB6 A24 (g)	0.50	07/25/36	561,236
1,500,000	Credit-Based Asset Servicing and Securitization, LLC, Series 2006-CB7 A5 (g)	0.49	10/25/36	595,086
1,850,000	Credit-Based Asset Servicing and Securitization, LLC, Series 2006-CB8 A2B (g)	0.36	10/25/36	1,489,492
553,610	Credit-Based Asset Servicing and Securitization, LLC, Series 2006-CB9 A2 (g)	0.36	11/25/36	201,690
3,288,288	Credit-Based Asset Servicing and Securitization, LLC, Series 2006-CB9 A3 (g)	0.40	11/25/36	1,206,453
3,455,156	Credit-Based Asset Servicing and Securitization, LLC, Series 2006-CB9 A4 (g)	0.48	11/25/36	1,285,494
1,600,000	Credit-Based Asset Servicing and Securitization, LLC, Series 2007-CB2 A2B (h)	5.51	02/25/37	953,285
2,993,468	Credit-Based Asset Servicing and Securitization, LLC, Series 2007-CB2 A2E (a)(h)	5.68	02/25/37	1,605,960
1,500,000	Credit-Based Asset Servicing and Securitization, LLC, Series 2007-CB5 A3 (g)	0.50	04/25/37	648,494
644,583	Cronos Containers Program, Ltd., Series 2012-1A A (a)(e)	4.21	05/18/27	650,520
1,038,803	CSAB Mortgage Backed Trust, Series 2007-1 1A1A (g)	5.90	05/25/37	623,413
75,000	DBRR Trust, Series 2011-LC2 A4A (a)(e)(g)	4.54	07/12/44	84,154
1,018,040	Delta Air Lines Pass Through Trust, Series 2002-1 G-1	6.72	01/02/23	1,095,717
308,817	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-AB2 A5B (h)	6.09	06/25/36	203,763
940,596	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2007-AR1 A4 (g)	0.41	01/25/47	534,742
5,823,802	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2007-AR3 2A4 (g)	0.60	06/25/37	1,467,388
2,155,000	Dynegy Roseton, LLC/Dynegy Danskammer, LLC Pass Through Trust, Series B (a)(i)	7.67	11/08/16	1,336,100
2,920,000	Equifirst Loan Securitization Trust, Series 2007-1 A2B (g)	0.44	04/25/37	1,126,316
77,935	Equity One ABS, Inc., Series 2002-4 M1 (a)(g)	5.22	02/25/33	65,629
3,661,000	First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF13 A2D (g)	0.49	10/25/36	1,551,623
637,413	First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF18 M1 (a)(g)	0.48	12/25/37	1,427
930,000	First Franklin Mortgage Loan Asset Backed Certificates, Series 2007-FF1 A2C (g)	0.39	01/25/38	410,960
1,245,222	First Horizon Alternative Mortgage Securities, Series 2005-AA3 2A1 (g)	2.63	05/25/35	921,862
519,685	First Horizon Alternative Mortgage Securities, Series 2006-FA8 1A1	6.25	02/25/37	385,100
612,374	First Horizon Alternative Mortgage Securities, Series 2006-FA8 1A8 (a)(g)	0.62	02/25/37	311,118
1,093,063	First Horizon Asset Securities, Inc., Series 2005-AR6 2A1B (a)(g)	2.59	01/25/36	773,438
4,610,000	First NLC Trust, Series 2005-4 A4 (g)	0.64	02/25/36	1,726,841
261,336	FPL Energy National Wind Portfolio, LLC (a)(e)	6.13	03/25/19	259,823
1,535,409	Fremont Home Loan Trust, Series 2006-A 2A3 (g)	0.41	05/25/36	580,515
1,037,910	GE Business Loan Trust, Series 2003-2A A (e)(g)	0.61	11/15/31	973,216
1,399,500	GE Business Loan Trust, Series 2004-1 A (a)(e)(g)	0.53	05/15/32	1,295,917
1,190,623	GE Business Loan Trust, Series 2005-1A A3 (a)(e)(g)	0.49	06/15/33	1,021,890
1,562,298	GE Business Loan Trust, Series 2005-2A A (a)(e)(g)	0.48	11/15/33	1,367,843
69,128	GE Business Loan Trust, Series 2005-2A B (a)(e)(g)	0.74	11/15/33	55,260
183,333	GE Seaco Finance SRL, Series 2004-1A A (e)(g)	0.54	04/17/19	180,082
1,230,000	GE Seaco Finance SRL, Series 2005-1A A (a)(e)(g)	0.49	11/17/20	1,183,738
1,171,595	Genesis Funding, Ltd., Series 2006-1A G1 (a)(e)(g)	0.48	12/19/32	1,025,708
223,839	GenOn REMA, LLC, Series B (a)	9.24	07/02/17	220,482
810,000	GenOn REMA, LLC, Series C (a)	9.68	07/02/26	769,500
1,376,000	Green Tree Financial Corp., Series 1996-10 M1 (g)	7.24	11/15/28	1,510,231
845,381	Green Tree Financial Corp., Series 1997-1 A6 (a)	7.29	03/15/28	890,545
1,250,000	Green Tree, Series 2008-MH1 A2 (a)(e)(g)	8.97	04/25/38	1,369,469
1,264,466	Green Tree, Series 2008-MH1 A3 (a)(e)(g)	8.97	04/25/38	1,400,854
1,830,000	Greenwich Capital Commercial Funding Corp., Series 2004-GG1 A7 (a)(g)	5.32	06/10/36	1,941,618
180,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9 A4 (a)	5.44	03/10/39	200,407
250,000	GS Mortgage Securities Corp II, Series 2011-GC5 A4 (a)	3.71	08/10/44	262,158
486,492	GSAA Trust, Series 2005-12 AF3 (g)	5.07	09/25/35	442,836
1,635,276	GSAA Trust, Series 2006-16 A1 (g)	0.31	10/25/36	689,188
1,625,270	GSAA Trust, Series 2006-19 A1 (g)	0.34	12/25/36	694,224
1,565,606	GSAA Trust, Series 2006-20 1A1 (g)	0.32	12/25/46	582,124
1,191,495	GSAA Trust, Series 2006-9 A4A (g)	0.49	06/25/36	536,171
2,503,163	GSAA Trust, Series 2007-3 1A1B (g)	0.35	03/25/47	167,157
1,682,079	GSAA Trust, Series 2007-4 A1 (g)	0.35	03/25/37	674,711
1,425,343	GSAA Trust, Series 2007-5 2A3A (g)	0.57	04/25/47	675,604
6,017,277	GSAMP Trust, Series 2007-FM2 A2B (g)	0.34	01/25/37	2,122,706
413,833	GSR Mortgage Loan Trust, Series 2004-14 3A2 (g)	2.85	12/25/34	313,745
1,525,000	GSR Mortgage Loan Trust, Series 2004-9 5A7 (a)(g)	2.83	08/25/34	1,324,077
267,733	GSR Mortgage Loan Trust, Series 2005-AR5 1A1 (g)	3.07	10/25/35	189,355
1,350,426	GSR Mortgage Loan Trust, Series 2007-AR2 2A1 (g)	2.73	05/25/47	965,003
17,524	Harborview Mortgage Loan Trust, Series 2004-8 2A4A (a)(g)	0.64	11/19/34	11,184
169,421	Harborview Mortgage Loan Trust, Series 2006-3 2A1A (a)(g)	5.59	06/19/36	87,290
1,888,681	Harborview Mortgage Loan Trust, Series 2007-5 A1A (g)	0.43	09/19/37	1,135,307
4,536,000	Home Equity Loan Trust, Series 2007-FRE1 2AV4 (g)	0.59	04/25/37	1,696,176
279,190	Homebanc Mortgage Trust, Series 2004-1 2A (g)	1.11	08/25/29	203,430
261,729	HSBC Asset Loan Obligation, Series 2007-AR2 2A1 (a)(g)	3.66	09/25/37	157,803
900,000	HSBC Home Equity Loan Trust, Series 2006-3 A4 (g)	0.48	03/20/36	775,600
582,205	HSBC Home Equity Loan Trust, Series 2006-4 A3V (g)	0.39	03/20/36	563,868
2,400,000	HSBC Home Equity Loan Trust, Series 2007-2 M1 (a)(g)	0.55	07/20/36	1,663,657
530,476	HSBC Home Equity Loan Trust, Series 2007-3 APT (a)(g)	1.44	11/20/36	503,199
1,500,000	HSBC Home Equity Loan Trust, Series 2007-3 M1 (g)	2.49	11/20/36	986,296
1,396,121	Indiantown Cogeneration LP, Series A-10 (a)	9.77	12/15/20	1,457,770
70,003	Indymac INDA Mortgage Loan Trust, Series 2006-AR1 A1 (a)(g)	5.50	08/25/36	68,295
241,062	Indymac INDA Mortgage Loan Trust, Series 2007-AR7 1A1 (a)(g)	5.56	11/25/37	191,477
1,350,047	Indymac Index Mortgage Loan Trust, Series 2004-AR12 A1 (g)	1.03	12/25/34	825,453
672,498	Indymac Index Mortgage Loan Trust, Series 2004-AR7 A2 (g)	1.11	09/25/34	433,117
413,733	Indymac Index Mortgage Loan Trust, Series 2005-AR5 1A1 (a)(g)	2.70	05/25/35	237,862
1,138,870	Indymac Index Mortgage Loan Trust, Series 2006-AR19 1A2 (a)(g)	2.96	08/25/36	560,323
90,751	Indymac Index Mortgage Loan Trust, Series 2006-AR25 3A1 (a)(g)	2.85	09/25/36	47,462
181,430	Indymac Index Mortgage Loan Trust, Series 2006-AR29 A1 (a)(g)	0.42	11/25/36	95,646
268,623	Indymac Index Mortgage Loan Trust, Series 2006-AR33 3A1 (g)	5.12	01/25/37	218,632
2,998,306	Indymac Index Mortgage Loan Trust, Series 2006-AR41 A3 (g)	0.43	02/25/37	1,469,760
829,510	Indymac Index Mortgage Loan Trust, Series 2006-AR7 1A1 (g)	3.14	05/25/36	451,757
3,732,351	Indymac Index Mortgage Loan Trust, Series 2006-AR7 3A1 (g)	2.92	05/25/36	2,251,628
454,320	Indymac Index Mortgage Loan Trust, Series 2006-AR7 4A1 (a)(g)	5.19	05/25/36	220,535
450,000	Indymac Index Mortgage Loan Trust, Series 2006-R1 A3 (a)(g)	5.05	12/25/35	264,272
742,008	Indymac Index Mortgage Loan Trust, Series 2007-AR5 1A1 (g)	3.23	05/25/37	320,923
2,651,242	Indymac Index Mortgage Loan Trust, Series 2007-AR5 3A1 (g)	4.85	05/25/37	1,455,212
3,837,587	Indymac Index Mortgage Loan Trust, Series 2007-AR7 2A1 (g)	2.52	06/25/37	1,902,428
46,396	Indymac Index Mortgage Loan Trust, Series 2007-FLX1 A1 (a)(g)	0.35	02/25/37	45,133
366,990	Indymac Index Mortgage Loan Trust, Series 2007-FLX2 A1C (a)(g)	0.44	04/25/37	144,235
1,148,767	Indymac Manufactured Housing Contract, Series 1998-2 A4 (a)(g)	6.64	08/25/29	1,147,250
1,111,959	JetBlue Airways Pass Through Trust, Series 2004-2 G1 (g)	0.84	08/15/16	1,031,342
3,392,596	JP Morgan Alternative Loan Trust, Series 2006-A2 3A1 (g)	2.85	05/25/36	2,017,646
2,000,000	JP Morgan Alternative Loan Trust, Series 2006-A4 A7 (g)	6.30	09/25/36	750,215
1,360,000	JP Morgan Alternative Loan Trust, Series 2006-A6 2A5 (g)	6.05	11/25/36	842,702
117,721	JP Morgan Alternative Loan Trust, Series 2007-A2 12A2 (g)	0.35	06/25/37	116,061
1,870,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18 A4	5.44	06/12/47	2,121,383
450,000	JP Morgan Mortgage Acquisition Corp., Series 2006-HE1 A4 (a)(g)	0.54	01/25/36	169,671
3,227,518	JP Morgan Mortgage Acquisition Corp., Series 2006-WMC3 A4 (g)	0.40	08/25/36	1,028,202
4,756,818	JP Morgan Mortgage Acquisition Corp., Series 2007-CH3 A4 (a)(g)	0.46	03/25/37	1,911,259
1,110,000	JP Morgan Mortgage Acquisition Corp., Series 2007-CH4 A5 (g)	0.49	05/25/37	447,871
2,590,000	JP Morgan Mortgage Acquisition Corp., Series 2007-HE1 AF2 (h)	5.12	03/25/47	1,380,106
3,857,822	JP Morgan Mortgage Acquisition Corp., Series 2007-HE1 AF6 (h)	5.12	03/25/47	2,309,111
2,813,000	JP Morgan Mortgage Acquisition Corp., Series 2007-HE1 AV4 (g)	0.53	03/25/47	970,219
421,322	JP Morgan Mortgage Trust, Series 2005-A5 TA1 (g)	5.42	08/25/35	416,644
191,596	JP Morgan Mortgage Trust, Series 2006-A2 2A2 (g)	5.43	04/25/36	160,078
2,394,948	JP Morgan Mortgage Trust, Series 2006-A2 2A4 (a)(g)	5.43	04/25/36	1,938,761
2,169,039	JP Morgan Mortgage Trust, Series 2006-A3 2A1 (g)	3.01	05/25/36	1,483,488
1,393,114	JP Morgan Mortgage Trust, Series 2007-A1 5A2 (a)(g)	2.85	07/25/35	1,346,323
59,918	JP Morgan Mortgage Trust, Series 2007-A2 4A1M (a)(g)	5.43	04/25/37	49,312
518,565	Lease Investment Flight Trust, Series 1 A1 (g)	0.63	07/15/31	335,771
1,555,696	Lease Investment Flight Trust, Series 1 A2 (g)	0.67	07/15/31	1,007,313
1,350,814	Lehman ABS Manufactured Housing Contract Trust, Series 2001-B A6 (a)(g)	6.47	04/15/40	1,409,269
406,593	Lehman Mortgage Trust, Series 2006-1 3A3	5.50	02/25/36	409,095
225,528	Lehman XS Trust, Series 2005-6 1A1 (g)	0.51	11/25/35	113,943
2,500,000	Lehman XS Trust, Series 2005-6 3A3A (h)	5.76	11/25/35	1,044,135
2,190,986	Lehman XS Trust, Series 2006-13 1A2 (g)	0.42	09/25/36	1,426,628
5,342,272	Lehman XS Trust, Series 2006-13 1A3 (g)	0.54	09/25/36	1,165,759
1,155,977	Lehman XS Trust, Series 2006-14N 3A2 (g)	0.37	08/25/36	568,285
2,216,927	Lehman XS Trust, Series 2006-19 A2 (g)	0.42	12/25/36	1,456,801
2,400,958	Lehman XS Trust, Series 2006-9 A1B (g)	0.41	05/25/46	1,634,851
2,184,000	Lehman XS Trust, Series 2007-12N 1A3A (g)	0.45	07/25/47	741,469
962,574	Lehman XS Trust, Series 2007-16N 2A2 (a)(g)	1.10	09/25/47	579,928
1,700,000	Mastr Adjustable Rate Mortgages Trust, Series 2004-13 3A7 (g)	2.66	11/21/34	1,688,188
336,850	Mastr Adjustable Rate Mortgages Trust, Series 2007-R5 A1 (e)(g)	2.84	11/25/35	184,815
3,806,000	Mastr Asset Backed Securities Trust, Series 2006-AM2 A4 (e)(g)	0.51	06/25/36	1,049,040
3,066,239	Mastr Asset Backed Securities Trust, Series 2006-HE5 A3 (g)	0.41	11/25/36	965,330
885,000	Mastr Asset Backed Securities Trust, Series 2007-HE1 A3 (g)	0.46	05/25/37	343,254
17,725	Mastr Seasoned Securities Trust, Series 2004-1 4A1 (a)(g)	2.75	10/25/32	16,711
1,258,855	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-1 A2C (g)	0.50	04/25/37	560,509
3,941,000	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3 A2C (a)(g)	0.43	06/25/37	1,476,261
4,700,000	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3 A2D (g)	0.50	06/25/37	1,881,965
3,131,000	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4 2A4 (g)	0.50	07/25/37	1,363,547
3,752,797	Merrill Lynch Mortgage Investors, Inc., Series 2006-A1 1A1 (g)	2.87	03/25/36	2,101,335
1,150,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4 A3 (g)	5.17	12/12/49	1,279,795
863,787	Mid-State Trust, Series 2006-1A (e)	5.79	10/15/40	908,075
451,579	Mirant Mid Atlantic Pass Through Trust, Series B	9.13	06/30/17	465,127
662,520	Mirant Mid Atlantic Pass Through Trust, Series C	10.06	12/30/28	675,771
200,000	Morgan Stanley ABS Capital I, Series 2004-NC7 M2 (a)(g)	0.87	07/25/34	162,106
2,975,000	Morgan Stanley ABS Capital I, Series 2006-HE1 A4 (g)	0.54	01/25/36	1,471,106
2,162,001	Morgan Stanley ABS Capital I, Series 2006-HE5 A2C (g)	0.39	08/25/36	1,053,808
4,400,000	Morgan Stanley ABS Capital I, Series 2006-NC2 A2D (g)	0.54	02/25/36	1,850,297
1,935,000	Morgan Stanley ABS Capital I, Series 2007-HE1 A2C (g)	0.40	11/25/36	679,304
1,835,000	Morgan Stanley Capital I, Inc., Series 2005-T19 A4A (a)	4.89	06/12/47	2,016,138
120,000	Morgan Stanley Capital I, Inc., Series 2006-HQ9 A4 (a)(g)	5.73	07/12/44	137,352
1,835,000	Morgan Stanley Capital I, Inc., Series 2006-T21 A4 (a)(g)	5.16	10/12/52	2,046,268
105,000	Morgan Stanley Capital I, Inc., Series 2006-T23 A4 (a)(g)	5.99	08/12/41	122,188
1,365,000	Morgan Stanley Capital I, Inc., Series 2007-IQ16 A4	5.81	12/12/49	1,587,783
165,000	Morgan Stanley Capital I, Inc., Series 2007-T27 A4 (a)(g)	5.82	06/11/42	192,920
40,000	Morgan Stanley Capital I, Inc., Series 2011-C3 A2 (a)	3.22	07/15/49	42,611
25,000	Morgan Stanley Capital I, Inc., Series 2011-C3 A4 (a)	4.12	07/15/49	27,080
1,831,184	Morgan Stanley Mortgage Loan Trust, Series 2006-11 1A3 (h)	6.42	08/25/36	838,720
2,527,214	Morgan Stanley Mortgage Loan Trust, Series 2006-7 5A2 (g)	5.96	06/25/36	1,157,803
286,704	Morgan Stanley Mortgage Loan Trust, Series 2007-13 6A1 (a)	6.00	10/25/37	186,383
1,707,248	Morgan Stanley Mortgage Loan Trust, Series 2007-2AX 2A1 (g)	0.34	12/25/36	654,529
1,652,240	Morgan Stanley Mortgage Loan Trust, Series 2007-7AX 2A1 (g)	0.37	04/25/37	606,397
2,920,000	Nationstar Home Equity Loan Trust, Series 2006-B AV4 (g)	0.53	09/25/36	1,572,170
2,300,000	Nationstar Home Equity Loan Trust, Series 2007-A AV3 (g)	0.40	03/25/37	1,763,452
268,500	NCUA Guaranteed Notes, Series 2010-R2 1A (a)(g)	0.61	11/06/17	268,583
177,452	NCUA Guaranteed Notes, Series 2010-R2 2A (a)(g)	0.71	11/05/20	177,507
159,930	NCUA Guaranteed Notes, Series 2010-R3 1A (a)(g)	0.80	12/08/20	160,604
131,565	NCUA Guaranteed Notes, Series 2010-R3 2A (a)(g)	0.80	12/08/20	132,043
1,297,600	Newcastle Mortgage Securities Trust, Series 2007-1 2A4 (g)	0.59	04/25/37	450,198
1,413,603	Nomura Asset Acceptance Corp., Series 2006-AR4 A1A (g)	0.42	12/25/36	636,972
420,145	Nomura Asset Acceptance Corp., Series 2007-1 1A1A (h)	6.00	03/25/47	258,554
160,000	Nomura Asset Securities Corp., Series 1998-D6 A3 (a)(g)	7.54	03/15/30	165,685
1,470,873	Nomura Home Equity Loan, Inc., Series 2005-HE1 M3 (g)	0.73	09/25/35	971,365
1,551,394	Novastar Home Equity Loan, Series 2006-2 A2C (g)	0.40	06/25/36	835,881
1,183,199	Oakwood Mortgage Investors, Inc., Series 1999-B A4	6.99	12/15/26	1,134,945
257,096	Opteum Mortgage Acceptance Corp., Series 2005-5 2A1B (g)	5.64	12/25/35	250,556
957,319	Opteum Mortgage Acceptance Corp., Series 2006-2 A1C (g)	0.52	07/25/36	450,953
1,335,000	Option One Mortgage Loan Trust, Series 2007-6 2A3 (g)	0.43	07/25/37	477,413
750,000	Option One Mortgage Loan Trust, Series 2007-6 2A4 (g)	0.50	07/25/37	271,705
781,741	Origen Manufactured Housing, Series 2004-A M2 (a)(g)	6.64	01/15/35	804,550
5,535,000	Ownit Mortgage Loan Asset Backed Certificates, Series 2006-6 A2C (a)(g)	0.41	09/25/37	2,046,492
655,000	PMC Aviation, LLC, Series 2012-1I A (a)(f)	18.00	04/15/15	654,997
1,845,000	Popular ABS Mortgage Pass-Through Trust, Series 2007-A A3 (g)	0.56	06/25/47	667,054
1,030,000	Prudential Holdings, LLC (e)	8.70	12/18/23	1,274,176
556,305	Residential Accredit Loans, Inc., Series 2005-QA12 NB4 (a)(g)	4.08	12/25/35	380,656
588,948	Residential Accredit Loans, Inc., Series 2005-QO3 A1 (g)	0.65	10/25/45	322,289
729,990	Residential Accredit Loans, Inc., Series 2005-QO5 A1 (a)(g)	1.15	01/25/46	360,483
571,666	Residential Accredit Loans, Inc., Series 2006-QS10 A1	6.00	08/25/36	380,231
301,424	Residential Accredit Loans, Inc., Series 2006-QS17 A4	6.00	12/25/36	194,750
442,011	Residential Accredit Loans, Inc., Series 2007-QS1 1A1	6.00	01/25/37	291,215
229,631	Residential Accredit Loans, Inc., Series 2007-QS5 A1	5.50	03/25/37	151,514
476,848	Residential Accredit Loans, Inc., Series 2007-QS8 A10	6.00	06/25/37	330,185
893,709	Residential Accredit Loans, Inc., Series 2007-QS8 A6	6.00	06/25/37	569,786
81,262	Residential Asset Mortgage Products, Inc., Series 2004-RZ1 AI7 (a)(g)	4.03	01/25/33	81,972
470,171	Residential Asset Mortgage Products, Inc., Series 2004-SL3 A4	8.50	12/25/31	489,776
518,572	Residential Asset Securitization Trust, Series 2006-A10 A5	6.50	09/25/36	336,344
1,366,987	Residential Asset Securitization Trust, Series 2007-A5 1A2 (g)	0.65	05/25/37	316,309
2,469,789	Saxon Asset Securities Trust, Series 2005-4 A1B (g)	0.63	11/25/37	1,917,560
3,635,000	Saxon Asset Securities Trust, Series 2006-3 A3 (g)	0.42	10/25/46	1,615,205
1,365,000	Saxon Asset Securities Trust, Series 2007-1 A2C (g)	0.40	01/25/47	521,225
3,674,411	Securitized Asset Backed Receivables, LLC Trust, Series 2006-HE2 A2D (g)	0.49	07/25/36	1,271,561
2,500,000	Securitized Asset Backed Receivables, LLC Trust, Series 2007-BR5 A2C (g)	0.60	05/25/37	1,020,979
245,823	Securitized Asset Backed Receivables, LLC Trust, Series 2007-NC1 A2B (a)(g)	0.40	12/25/36	95,321
2,411,355	Securitized Asset Backed Receivables, LLC Trust, Series 2007-NC2 A2B (g)	0.39	01/25/37	821,526
360,000	SG Mortgage Securities Trust, Series 2006-OPT2 A3C (a)(g)	0.40	10/25/36	111,249
1,000,000	Soundview Home Equity Loan Trust, Series 2006-EQ2 A4 (g)	0.49	01/25/37	406,969
3,250,000	Soundview Home Equity Loan Trust, Series 2006-OPT5 2A4 (g)	0.49	07/25/36	1,169,589
1,200,000	Soundview Home Equity Loan Trust, Series 2007-NS1 A4 (g)	0.55	01/25/37	423,028
3,349,000	Soundview Home Equity Loan Trust, Series 2007-OPT2 2A4 (g)	0.50	07/25/37	1,117,007
120,000	Soundview Home Equity Loan Trust, Series 2007-OPT2 M2 (g)	0.52	07/25/37	2,069
996,777	Spirit Master Funding, LLC, Series 2005-1 A1 (a)(e)	5.05	07/20/23	932,684
292,078	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1 7A3 (a)(g)	5.44	02/25/36	266,098
839,398	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1 7A4 (g)	5.44	02/25/36	500,616
86,557	Structured Adjustable Rate Mortgage Loan Trust, Series 2007-3 3A1 (a)(g)	5.17	04/25/47	58,110
2,195,764	Structured Asset Mortgage Investments, Inc., Series 2007-AR3 2A1 (g)	0.44	09/25/47	1,072,606
3,300,000	Structured Asset Mortgage Investments, Inc., Series 2007-AR4 A3 (g)	0.47	09/25/47	1,312,806
3,989,550	Structured Asset Mortgage Investments, Inc., Series 2007-AR6 A1 (g)	1.65	08/25/47	2,229,668
1,526,952	Structured Asset Securities Corp., Series 2003-26A 3A5 (a)(g)	2.78	09/25/33	1,402,181
212,619	Structured Asset Securities Corp., Series 2005-4XS 2A1A (a)(g)	2.00	03/25/35	162,353
1,315,000	Symphony CLO, Ltd., Series 2012-9A C (a)(e)(f)(g)	3.62	04/16/22	1,253,424
345,000	TAL Advantage, LLC, Series 2006-1A (a)(e)(g)	0.43	04/20/21	330,985
445,833	TAL Advantage, LLC, Series 2010-2A A (e)	4.30	10/20/25	450,400
214,583	TAL Advantage, LLC, Series 2011-1A A (e)	4.60	01/20/26	220,617
646,458	TAL Advantage, LLC, Series 2011-2A A (e)	4.31	05/20/26	652,141
342,199	Terwin Mortgage Trust, Series 2005-1SL M1 (e)(g)	1.12	02/25/35	320,317
277,083	Textainer Marine Containers, Ltd., Series 2005-1A A (a)(e)(g)	0.49	05/15/20	269,380
832,500	Textainer Marine Containers, Ltd., Series 2011-1A A (a)(e)	4.70	06/15/26	855,191
584,367	Trinity Rail Leasing LP, Series 2006-1A A1 (a)(e)	5.90	05/14/36	648,489
953,270	Trip Rail Master Funding, LLC, Series 2011-1A A1A (a)(e)	4.37	07/15/41	980,676
677,517	Triton Container Finance, LLC, Series 2006-1A (a)(e)(g)	0.42	11/26/21	644,240
450,000	Triton Container Finance, LLC, Series 2007-1A (a)(e)(g)	0.39	02/26/19	436,455
793,333	Triton Container Finance, LLC, Series 2012-1A A (e)	4.21	05/14/27	797,879
655,239	UAL Pass Through Trust, Series 2009-1	10.40	11/01/16	747,824
3,600,000	US Education Loan Trust, LLC, Series 2006-2A A1 (a)(e)(g)	0.65	03/01/31	3,260,507
300,069	Wachovia Bank Commercial Mortgage Trust, Series 2003-C6 A4 (a)(g)	5.13	08/15/35	307,901
1,610,000	Wachovia Bank Commercial Mortgage Trust, Series 2004-C12 A4 (g)	5.49	07/15/41	1,720,791
1,830,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C20 A7 (a)(g)	5.12	07/15/42	2,022,965
145,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C21 A4 (a)(g)	5.38	10/15/44	159,972
190,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29 A4 (a)	5.31	11/15/48	214,990
14,481	WaMu Mortgage Pass Through Certificates, Series 2002-AR18 A (a)(g)	2.48	01/25/33	14,169
54,767	WaMu Mortgage Pass Through Certificates, Series 2005-AR14 1A1 (a)(g)	2.45	12/25/35	53,745
115,000	WaMu Mortgage Pass Through Certificates, Series 2005-AR16 1A4A (a)(g)	2.45	12/25/35	99,215
357,716	WaMu Mortgage Pass Through Certificates, Series 2006-AR12 2A3 (a)(g)	5.71	10/25/36	261,041
213,915	WaMu Mortgage Pass Through Certificates, Series 2006-AR16 1A1 (a)(g)	2.34	12/25/36	147,545
404,966	WaMu Mortgage Pass Through Certificates, Series 2007-HY3 4A1 (a)(g)	2.76	03/25/37	327,654
659,689	WaMu Mortgage Pass Through Certificates, Series 2007-HY4 1A1 (g)	2.45	04/25/37	436,783
952,332	WaMu Mortgage Pass Through Certificates, Series 2007-OA1 A1A (g)	0.85	02/25/47	551,537
808,925	WaMu Mortgage Pass Through Certificates, Series 2007-OA4 1A (a)(g)	0.93	05/25/47	499,130
1,802,767	WaMu Mortgage Pass Through Certificates, Series 2007-OA6 1A (g)	0.97	07/25/47	1,113,547
698,099	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-3 2A3 (g)	0.80	05/25/35	429,060
437,791	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-4 CB13 (g)	0.75	06/25/35	297,079
1,494,358	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-1 4CB	6.50	02/25/36	923,023
534,343	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-7 A1A (h)	6.09	09/25/36	291,500
2,347,479	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR2 A1A (g)	1.09	04/25/46	1,239,659
2,741,328	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR7 A1A (g)	1.07	09/25/46	987,141
3,090,836	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2007-OA2 2A (g)	0.85	01/25/47	1,221,877
2,622,317	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2007-OA3 2A (g)	0.90	02/25/47	1,010,307
978,658	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2007-OC1 A4 (g)	0.57	01/25/47	458,883
79,686	Wells Fargo Alternative Loan Trust, Series 2005-2 A4 (a)(g)	0.59	10/25/35	76,560
306,328	Wells Fargo Home Equity Trust, Series 2006-3 A2 (g)	0.40	01/25/37	213,192
2,694,000	Wells Fargo Home Equity Trust, Series 2006-3 A3 (a)(g)	0.46	01/25/37	1,001,841
127,674	Wells Fargo Mortgage Backed Securities Trust, Series 2006-8 A14	5.50	07/25/36	127,072
115,000	WF-RBS Commercial Mortgage Trust, Series 2011-C5 A4 (a)	3.67	11/15/44	122,151
Total Asset Backed Obligations
(Cost $265,824,741)				261,774,112

Corporate Convertible Bonds - 16.2%
Consumer Discretionary - 3.1%
1,699,000	Brookdale Senior Living, Inc. (a)	2.75	06/15/18	1,584,318
6,000,000	Chemed Corp. (a)	1.88	05/15/14	6,045,000
1,000,000	Coinstar, Inc. (a)	4.00	09/01/14	1,795,000
1,071,000	DR Horton, Inc., Series DHI (a)	2.00	05/15/14	1,598,468
6,800,000	Equinix, Inc. (a)	3.00	10/15/14	11,509,000
1,400,000	Hawaiian Holdings, Inc. (a)	5.00	03/15/16	1,538,250
5,500,000	Hertz Global Holdings, Inc. (a)	5.25	06/01/14	9,164,375
3,950,000	Home Inns & Hotels Management, Inc. (a)	2.00	12/15/15	3,095,812
4,500,000	Home Inns & Hotels Management, Inc. (a)(e)	2.00	12/15/15	3,526,875
5,500,000	Jakks Pacific, Inc. (a)	4.50	11/01/14	6,634,375
812,000	JetBlue Airways Corp., Series A-C (a)	6.75	10/15/39	1,043,420
2,209,000	Lennar Corp. (a)(e)	2.75	12/15/20	3,415,666
835,000	Liberty Interactive, LLC	3.13	03/30/23	1,023,919
3,919,000	Liberty Interactive, LLC (a)	3.25	03/15/31	3,443,821
3,543,000	Live Nation Entertainment, Inc. (a)	2.88	07/15/27	3,392,422
2,250,000	Meritor, Inc. (a)(h)	4.63	03/01/26	1,965,937
6,388,000	Navistar International Corp. (a)	3.00	10/15/14	5,988,750
3,200,000	priceline.com, Inc. (a)(e)	1.25	03/15/15	7,132,000
3,000,000	priceline.com, Inc. (a)(e)	1.00	03/15/18	3,176,250
10,872,000	Regis Corp. (a)	5.00	07/15/14	14,092,830
1,250,000	Saks, Inc.	2.00	03/15/24	1,320,313
9,232,000	Sonic Automotive, Inc. (a)	5.00	10/01/29	12,070,840
427,000	The Ryland Group, Inc. (a)	1.63	05/15/18	469,700
10,889,000	Titan Machinery, Inc. (a)(e)	3.75	05/01/19	10,889,000
3,600,000	Wabash National Corp. (a)	3.38	05/01/18	3,469,500
2,002,000	WESCO International, Inc. (a)	6.00	09/15/29	4,329,325
2,629,000	XM Satellite Radio, Inc. (a)(e)	7.00	12/01/14	3,437,417
				127,152,583
Consumer Staples - 0.6%
4,000,000	Affymetrix, Inc. (a)	4.00	07/01/19	4,020,000
187,000	Cenveo Corp. (a)(e)	7.00	05/15/17	155,210
808,000	Corsicanto, Ltd. (a)(e)	3.50	01/15/32	1,461,470
978,000	Sunrise Senior Living, Inc.	5.00	04/01/41	859,418
31,000	Sunrise Senior Living, Inc. (a)	5.00	04/01/41	27,241
1,000,000	Tyson Foods, Inc. (a)	3.25	10/15/13	1,217,500
6,000,000	United Rentals, Inc. (a)	4.00	11/15/15	18,727,500
				26,468,339
Energy - 0.3%
770,000	Alpha Appalachia Holdings, Inc. (a)	3.25	08/01/15	667,975
920,000	Chesapeake Energy Corp.	2.50	05/15/37	792,350
3,000,000	Endeavour International Corp. (a)(e)	5.50	07/15/16	2,610,000
3,750,000	Helix Energy Solutions Group, Inc. (a)	3.25	03/15/32	3,914,063
1,500,000	JinkoSolar Holding Co., Ltd. (a)(e)	4.00	05/15/16	748,125
728,000	Newpark Resources, Inc. (a)	4.00	10/01/17	692,510
461,000	Peabody Energy Corp.	4.75	12/15/41	376,291
933,000	Penn Virginia Corp. (f)	4.50	11/15/12	923,670
1,590,000	Western Refining, Inc. (a)	5.75	06/15/14	3,454,275
				14,179,259
Financial - 1.4%
757,000	Affiliated Managers Group, Inc.	3.95	08/15/38	820,399
5,374,000	Air Lease Corp. (a)(e)	3.88	12/01/18	5,374,000
5,000,000	American Equity Investment Life Holding Co. (a)(e)	3.50	09/15/15	5,475,000
2,013,000	Amtrust Financial Services, Inc. (a)(e)	5.50	12/15/21	2,355,210
3,089,000	Annaly Capital Management, Inc. REIT (a)	4.00	02/15/15	3,807,192
11,096,000	CBIZ, Inc. (a)(e)	4.88	10/01/15	11,442,750
620,000	CNO Financial Group, Inc. (a)	7.00	12/30/16	971,075
352,000	CNO Financial Group, Inc. (a)	7.00	12/30/16	551,320
746,000	CNO Financial Group, Inc., Series 1 (a)	7.00	12/30/16	1,168,423
734,000	DFC Global Corp. (a)(e)	3.25	04/15/17	793,638
1,830,000	Forest City Enterprises, Inc.	3.63	10/15/14	2,109,075
1,034,000	Forest City Enterprises, Inc. (a)(e)	4.25	08/15/18	1,026,245
3,080,000	Icahn Enterprises LP (e)(g)	4.00	08/15/13	3,080,000
1,304,000	KKR Financial Holdings, LLC (a)	7.50	01/15/17	1,770,180
1,024,000	Knight Capital Group, Inc.	3.50	03/15/15	973,476
2,579,000	Knight Capital Group, Inc. (a)	3.50	03/15/15	2,424,260
1,807,000	Leucadia National Corp.	3.75	04/15/14	1,983,182
620,000	National Financial Partners Corp.	4.00	06/15/17	763,375
8,218,000	National Financial Partners Corp. (a)	4.00	06/15/17	10,118,412
1,900,000	The NASDAQ OMX Group, Inc. (f)	2.50	08/15/13	1,931,464
				58,938,676
Healthcare - 2.8%
8,200,000	Accuray, Inc. (a)(e)	3.75	08/01/16	8,179,500
686,000	Alere, Inc. (a)	3.00	05/15/16	619,115
5,000,000	Charles River Laboratories International, Inc. (a)	2.25	06/15/13	5,025,000
4,775,000	Cubist Pharmaceuticals, Inc. (a)	2.25	06/15/13	6,201,531
3,700,000	Cubist Pharmaceuticals, Inc. (a)	2.50	11/01/17	5,341,875
6,800,000	Endo Pharmaceuticals Holdings, Inc. (a)	1.75	04/15/15	8,211,000
2,173,000	Hologic, Inc., Series 2010 (a)(h)	2.00	12/15/37	2,297,948
9,799,000	Illumina, Inc. (a)(e)	0.25	03/15/16	8,794,602
2,700,000	Insulet Corp. (a)	3.75	06/15/16	3,013,875
2,201,000	LifePoint Hospitals, Inc. (a)	3.50	05/15/14	2,363,324
2,650,000	Medivation, Inc. (a)	2.63	04/01/17	3,176,687
5,400,000	Molina Healthcare, Inc. (a)	3.75	10/01/14	5,980,500
6,000,000	Mylan, Inc. (a)	3.75	09/15/15	10,350,000
4,750,000	NuVasive, Inc. (a)	2.75	07/01/17	4,708,437
7,000,000	PSS World Medical, Inc. (a)(e)	3.13	08/01/14	8,233,750
5,935,000	Teleflex, Inc. (a)	3.88	08/01/17	6,951,369
3,811,000	The Medicines Co. (a)(e)	1.38	06/01/17	3,911,039
7,800,000	Viropharma, Inc. (a)	2.00	03/15/17	11,095,500
6,868,000	Volcano Corp. (a)	2.88	09/01/15	8,327,450
730,000	West Pharmaceutical Services, Inc.	4.00	03/15/47	741,863
				113,524,365
Industrial - 2.3%
6,515,000	AirTran Holdings, Inc. (a)	5.25	11/01/16	8,363,631
6,800,000	Altra Holdings, Inc. (a)	2.75	03/01/31	6,315,500
4,000,000	AM Castle & Co. (a)(e)	7.00	12/15/17	5,060,000
1,312,000	Chart Industries, Inc. (a)	2.00	08/01/18	1,621,960
10,851,000	Covanta Holding Corp. (a)	3.25	06/01/14	12,790,616
3,318,000	DryShips, Inc. (a)	5.00	12/01/14	2,430,435
5,000,000	FEI Co. (a)	2.88	06/01/13	8,300,000
2,700,000	Genco Shipping & Trading, Ltd. (a)(f)	5.00	08/15/15	1,177,470
2,859,000	General Cable Corp. (a)(h)	4.50	11/15/29	2,798,246
3,258,000	Greenbrier Cos., Inc.	3.50	04/01/18	2,887,403
3,000	Greenbrier Cos., Inc. (a)	3.50	04/01/18	2,659
9,195,000	Griffon Corp. (a)(e)	4.00	01/15/17	8,608,819
8,187,000	Kaman Corp. (a)(e)	3.25	11/15/17	9,322,946
6,500,000	L-3 Communications Holdings, Inc. (a)	3.00	08/01/35	6,370,000
1,672,000	PHH Corp. (a)	4.00	09/01/14	1,669,910
961,000	PHH Corp. (a)	6.00	06/15/17	1,546,009
7,100,000	RTI International Metals, Inc. (a)	3.00	12/01/15	7,242,000
6,600,000	TTM Technologies, Inc. (a)	3.25	05/15/15	6,600,000
1,902,000	Vishay Intertechnology, Inc. (a)(e)	2.25	06/01/42	1,792,635
				94,900,239
Information Technology - 3.8%
5,349,000	CACI International, Inc. (a)	2.13	05/01/14	6,097,860
625,000	CACI International, Inc. (a)(e)	2.13	05/01/14	712,500
4,500,000	Cadence Design Systems, Inc. (a)	2.63	06/01/15	7,003,125
7,000,000	Ciena Corp. (a)(e)	4.00	03/15/15	7,857,500
2,263,000	Ciena Corp. (a)(e)	3.75	10/15/18	2,528,903
8,000,000	Digital River, Inc. (a)	2.00	11/01/30	7,510,000
1,398,000	Electronic Arts, Inc. (a)(e)	0.75	07/15/16	1,230,240
7,500,000	Lam Research Corp. (a)	0.50	05/15/16	7,218,750
7,850,000	Mentor Graphics Corp. (a)	4.00	04/01/31	8,409,312
3,256,000	Microchip Technology, Inc. (a)	2.13	12/15/37	4,078,140
3,557,000	Micron Technology, Inc. (a)(e)	1.50	08/01/31	3,165,730
5,000,000	Micron Technology, Inc., Series D (a)(e)	3.13	05/01/32	4,581,250
8,450,000	NetApp, Inc. (a)	1.75	06/01/13	9,696,375
1,897,000	Novellus Systems, Inc. (a)	2.63	05/15/41	2,340,424
3,000,000	Nuance Communications, Inc. (a)	2.75	08/15/27	4,151,250
9,550,000	ON Semiconductor Corp. (a)	1.88	12/15/25	10,791,500
3,667,000	ON Semiconductor Corp. (a)	2.63	12/15/26	3,790,761
2,300,000	Photronics, Inc. (a)	5.50	10/01/14	3,320,625
9,708,000	Photronics, Inc. (a)(e)	3.25	04/01/16	9,489,570
6,563,000	Radisys Corp. (a)	2.75	02/15/13	6,521,981
5,000,000	Radisys Corp.		02/15/15	5,000,000
6,300,000	Rambus, Inc. (a)	5.00	06/15/14	6,260,625
6,000,000	Rudolph Technologies, Inc. (a)(e)	3.75	07/15/16	6,000,000
3,125,000	Salesforce.com, Inc. (a)	0.75	01/15/15	5,359,375
7,500,000	SYNNEX Corp. (a)	4.00	05/15/18	9,346,875
7,250,000	Take-Two Interactive Software, Inc. (a)	4.38	06/01/14	8,410,000
2,832,000	VeriSign, Inc. (a)	3.25	08/15/37	3,957,720
				154,830,391
Materials - 0.5%
3,220,000	Goldcorp, Inc. (a)	2.00	08/01/14	3,642,625
6,883,000	Horsehead Holding Corp. (a)(e)	3.80	07/01/17	6,771,151
1,227,000	Kaiser Aluminum Corp.	4.50	04/01/15	1,518,413
37,000	Kaiser Aluminum Corp. (a)	4.50	04/01/15	45,788
3,179,000	Royal Gold, Inc. (a)	2.88	06/15/19	3,345,897
1,000,000	Steel Dynamics, Inc. (a)	5.13	06/15/14	1,050,000
2,948,000	Sterlite Industries India, Ltd. (a)	4.00	10/30/14	2,667,940
				19,041,814
Telecommunication Services - 1.4%
9,000,000	Alaska Communications Systems Group, Inc. (a)(e)	6.25	05/01/18	6,345,000
4,000,000	Clearwire Communications, LLC/Clearwire Finance, Inc. (a)(e)	8.25	12/01/40	2,530,000
7,600,000	Comtech Telecommunications Corp. (a)	3.00	05/01/29	8,075,000
3,480,000	DealerTrack Holdings, Inc. (a)(e)	1.50	03/15/17	3,688,800
6,246,000	InterDigital, Inc. (a)	2.50	03/15/16	6,097,657
3,822,000	Ixia (a)	3.00	12/15/15	3,917,550
245,000	Level 3 Communications, Inc., Series B (a)	7.00	03/15/15	294,000
450,000	SBA Communications Corp.	1.88	05/01/13	625,500
1,881,000	SBA Communications Corp. (a)	4.00	10/01/14	3,637,384
9,975,000	Virgin Media, Inc. (a)	6.50	11/15/16	14,962,500
5,175,000	WebMD Health Corp. (a)	2.25	03/31/16	4,851,563
3,793,000	WebMD Health Corp. (a)	2.50	01/31/18	3,205,085
				58,230,039

Total Corporate Convertible Bonds
(Cost $614,737,891)				667,265,705

Corporate Non-Convertible Bonds - 2.4%
Consumer Discretionary - 0.0%
1,416,000	Jarden Corp.	7.50	05/01/17	1,593,000

Energy - 0.1%
1,420,000	Arch Coal, Inc. (a)	7.00	06/15/19	1,207,000
470,000	CenterPoint Energy Resources Corp.	6.15	05/01/16	538,688
155,000	El Paso Pipeline Partners Operating Co., LLC (a)	5.00	10/01/21	168,474
910,000	Newfield Exploration Co.	5.63	07/01/24	931,612
210,000	The Williams Cos., Inc.	7.88	09/01/21	265,670
				3,111,444
Financial - 1.4%
1,850,000	Abbey National Treasury Services PLC (a)(e)	3.88	11/10/14	1,823,582
37,334	ADFITECH, Inc.	8.00	03/15/20	22,542
858,000	Ally Financial, Inc. (g)	2.67	12/01/14	823,674
945,000	Bank of America Corp. (a)	5.63	10/14/16	1,005,265
1,150,000	Bank of America Corp., MTN (a)	7.38	05/15/14	1,237,291
20,000	Bank of America Corp., MTN, Series L (a)	5.65	05/01/18	21,412
750,000	Bank of America NA BKNT	5.30	03/15/17	781,656
1,500,000	Bank of America NA BKNT	6.10	06/15/17	1,605,562
750,000	Bank of America NA BKNT (g)	0.77	06/15/17	639,028
625,000	Cantor Fitzgerald LP (e)	6.38	06/26/15	630,796
420,000	Capital One Capital V (a)	10.25	08/15/39	430,500
1,175,000	Chase Capital II, Series B (g)	0.97	02/01/27	850,528
1,540,000	Chase Capital III, Series C (a)(g)	1.02	03/01/27	1,121,406
500,000	Chase Capital VI (g)	1.09	08/01/28	381,805
2,475,000	CIT Group, Inc. (a)(e)	6.63	04/01/18	2,685,375
135,000	Citigroup, Inc.	6.50	08/19/13	141,487
400,000	Citigroup, Inc. (a)(g)	0.75	11/05/14	382,708
150,000	Citigroup, Inc.	5.85	08/02/16	163,001
90,000	Citigroup, Inc. (a)	6.13	05/15/18	100,617
2,200,000	Citigroup, Inc. (g)	2.17	05/15/18	2,061,085
3,250,000	Citigroup, Inc. (a)(g)	1.02	08/25/36	2,165,826
94,000	Citigroup, Inc.	6.88	03/05/38	115,361
100,000	Credit Suisse New York	5.50	05/01/14	106,061
500,000	Credit Suisse New York	6.00	02/15/18	535,622
965,000	Discover Bank BKNT	8.70	11/18/19	1,200,614
925,000	Duke Realty LP REIT	7.38	02/15/15	1,032,563
500,000	ERP Operating LP REIT (a)	5.20	04/01/13	514,990
800,000	Farmers Exchange Capital (a)(e)	7.05	07/15/28	920,514
207,000	General Electric Capital Corp.	5.63	05/01/18	238,255
100,000	General Electric Capital Corp., MTN (g)	0.67	05/11/16	95,953
150,000	General Electric Capital Corp., MTN	5.38	10/20/16	169,818
130,000	General Electric Capital Corp., MTN (g)	0.74	08/07/18	120,090
2,590,000	General Electric Capital Corp., MTN (g)	0.85	05/05/26	2,125,095
1,880,000	General Electric Capital Corp., MTN (g)	0.95	08/15/36	1,388,683
400,000	General Electric Capital Corp., MTN, Series A (g)	0.73	09/15/14	395,375
150,000	HBOS PLC, MTN (e)	6.75	05/21/18	141,686
232,000	HCP, Inc. REIT	5.63	05/01/17	256,442
100,000	HCP, Inc., MTN (a)	6.70	01/30/18	116,249
1,000,000	HCP, Inc., MTN REIT	6.30	09/15/16	1,127,165
1,250,000	Health Care REIT, Inc.	4.70	09/15/17	1,324,522
125,000	Health Care REIT, Inc.	4.95	01/15/21	131,340
60,000	Health Care REIT, Inc. (a)	5.25	01/15/22	63,766
50,000	Health Care REIT, Inc. (a)	6.50	03/15/41	53,598
1,409,000	Healthcare Realty Trust, Inc. REIT	6.50	01/17/17	1,541,728
540,000	Healthcare Realty Trust, Inc. REIT	5.75	01/15/21	570,324
1,475,000	International Lease Finance Corp. (e)	6.75	09/01/16	1,593,000
725,000	JP Morgan Chase Capital XIII (g)	1.41	09/30/34	549,921
150,000	JPMorgan Chase & Co. (a)	4.50	01/24/22	161,898
2,090,000	JPMorgan Chase Capital XXI, Series U (g)	1.42	02/02/37	1,418,949
450,000	JPMorgan Chase Capital XXIII (g)	1.47	05/15/47	307,246
1,600,000	Lloyds TSB Bank PLC	4.88	01/21/16	1,681,102
175,000	Lloyds TSB Bank PLC	6.38	01/21/21	198,657
80,000	Merrill Lynch & Co., Inc., MTN (f)(g)	8.68	05/02/17	88,784
80,000	Merrill Lynch & Co., Inc., MTN (f)(g)	8.95	05/18/17	89,464
80,000	Merrill Lynch & Co., Inc., MTN (f)(g)	9.57	06/06/17	90,584
1,645,000	Morgan Stanley	6.00	05/13/14	1,705,835
90,000	Morgan Stanley	4.20	11/20/14	89,914
925,000	Morgan Stanley, MTN (a)(g)	0.92	10/18/16	807,002
1,250,000	Nationwide Health Properties, Inc.	6.00	05/20/15	1,356,497
2,575,000	Nationwide Mutual Insurance Co. (e)(g)	5.81	12/15/24	2,343,150
60,000	New Plan Excel Realty Trust	5.13	09/15/12	60,150
2,282,000	Nuveen Investments, Inc. (f)	5.50	09/15/15	2,076,620
770,000	Raymond James Financial, Inc.	8.60	08/15/19	949,502
49,000	Shurgard Storage Centers, LLC REIT	5.88	03/15/13	50,656
1,600,000	SL Green Realty Corp / SL Green Operating Partnership / Reckson Operating Part	5.00	08/15/18	1,624,973
250,000	The Bear Stearns Cos., LLC	5.70	11/15/14	270,673
75,000	The Bear Stearns Cos., LLC	7.25	02/01/18	89,770
250,000	The Goldman Sachs Group, Inc.	6.25	09/01/17	272,118
405,000	The Goldman Sachs Group, Inc.	6.15	04/01/18	439,585
555,000	The Goldman Sachs Group, Inc.	7.50	02/15/19	633,762
1,500,000	The Goldman Sachs Group, Inc.	6.00	06/15/20	1,603,893
100,000	The Goldman Sachs Group, Inc., MTN, Series B (g)	0.87	07/22/15	92,426
1,430,000	The Royal Bank of Scotland PLC (a)	3.95	09/21/15	1,457,652
477,000	Thornburg Mortgage, Inc. (f)(i)	8.00	05/15/13	33,390
1,100,000	Wachovia Corp. (a)(g)	0.81	10/28/15	1,053,120
1,155,000	WEA Finance, LLC / WT Finance Aust Pty, Ltd. (e)	7.50	06/02/14	1,260,771
15,000	WEA Finance, LLC / WT Finance Aust Pty, Ltd. (a)(e)	6.75	09/02/19	17,724
170,000	Weingarten Realty Investors, MTN REIT	4.99	09/03/13	175,224
1,000,000	WT Finance Aust Pty, Ltd. / Westfield Capital / WEA Finance, LLC (e)	5.13	11/15/14	1,058,586
				59,063,558
Healthcare - 0.2%
700,000	Boston Scientific Corp.	5.45	06/15/14	750,534
548,000	CHS/Community Health Systems, Inc. (a)	8.88	07/15/15	563,070
685,000	CHS/Community Health Systems, Inc. (a)	8.00	11/15/19	732,950
435,000	HCA, Inc.	8.50	04/15/19	489,375
300,000	HCA, Inc.	7.88	02/15/20	334,500
1,300,000	HCA, Inc. (a)	7.25	09/15/20	1,436,500
1,845,000	Tenet Healthcare Corp.	8.88	07/01/19	2,080,238
				6,387,167
Industrial - 0.0%
1,162,000	Neo Material Technologies, Inc. (e)(f)	5.00	12/31/17	1,155,307

Telecommunication Services - 0.4%
630,000	CCH II, LLC / CCH II Capital Corp.	13.50	11/30/16	704,025
1,410,000	CCO Holdings, LLC / CCO Holdings Capital Corp.	7.25	10/30/17	1,543,950
995,000	CCO Holdings, LLC / CCO Holdings Capital Corp.	7.00	01/15/19	1,079,575
1,760,000	CenturyLink, Inc.	5.80	03/15/22	1,755,304
2,530,000	CSC Holdings, LLC (a)	8.50	04/15/14	2,789,325
17,000	Frontier Communications Corp.	8.25	05/01/14	18,700
750,000	Frontier Communications Corp.	6.63	03/15/15	798,750
350,000	Frontier Communications Corp.	7.88	04/15/15	386,750
980,000	Intelsat Jackson Holdings SA	7.25	04/01/19	1,033,900
1,120,000	Intelsat Jackson Holdings SA	8.50	11/01/19	1,243,200
1,650,000	Nextel Communications, Inc., Series C (a)	5.95	03/15/14	1,660,313
745,000	Nextel Communications, Inc., Series D	7.38	08/01/15	749,656
51,000	Nextel Communications, Inc., Series E	6.88	10/31/13	51,446
745,000	Windstream Corp.	8.13	09/01/18	804,600
				14,619,494
Utilities - 0.3%
1,080,000	Calpine Construction Finance Co. LP/CCFC Finance Corp. (e)	8.00	06/01/16	1,171,800
1,570,000	Edison Mission Energy	7.00	05/15/17	887,050
1,050,000	GenOn Americas Generation, LLC	9.13	05/01/31	939,750
610,000	KCP&L Greater Missouri Operations Co.	11.88	07/01/12	610,000
285,000	NRG Energy, Inc.	7.63	01/15/18	296,400
735,000	NRG Energy, Inc.	7.63	05/15/19	747,863
35,000	NRG Energy, Inc. (a)	8.50	06/15/19	36,750
1,065,000	NRG Energy, Inc.	7.88	05/15/21	1,080,975
145,000	Oncor Electric Delivery Co., LLC	6.80	09/01/18	173,536
1,040,000	PNM Resources, Inc.	9.25	05/15/15	1,192,100
80,000	Public Service Co. of New Mexico	7.95	05/15/18	95,915
2,805,000	Sabine Pass LNG LP (a)	7.25	11/30/13	2,917,200
600,000	Sabine Pass LNG LP (e)	7.50	11/30/16	609,000
550,000	Sabine Pass LNG LP	7.50	11/30/16	580,250
2,830,000	Southern Union Co. (a)(g)	3.48	11/01/66	2,317,062
				13,655,651
Total Corporate Non-Convertible Bonds
(Cost $93,066,210)				99,585,621

	Security
Shares	Description			Value
Exchange Traded Notes - 0.0%
16,223	iPATH S&P 500 VIX Mid-Term Futures ETN (a)(b)			726,628
Total Exchange Traded Notes
(Cost $839,804)				726,628

	Security
Principal	Description	Rate	Maturity	Value
Foreign Government Bonds - 0.0%
$10,100,000	Argentine Republic Government International Bond, Series GDP (g)	4.38%	12/15/35	1,035,250
Total Foreign Government Bonds
(Cost $564,619)				1,035,250

Interest Only Bonds - 0.1%
29,024,535	Lehman ABS Manufactured Housing Contract Trust, Series 2001-B AIOC (g)	0.55	04/15/40	424,341
68,140,899	Residential Accredit Loans, Inc., Series 2006-QS11 AV (g)	0.33	08/25/36	874,486
33,402,897	Residential Accredit Loans, Inc., Series 2006-QS6 1AV (g)	0.72	06/25/36	835,390
74,247,120	Residential Accredit Loans, Inc., Series 2007-QS2 AV (g)	0.32	01/25/37	696,364
74,708,805	Residential Accredit Loans, Inc., Series 2007-QS3 AV (g)	0.32	02/25/37	968,114
Total Interest Only Bonds
(Cost $3,558,473)				3,798,695

Municipal Bonds - 0.1%
California - 0.0%
60,000	State of California (a)	7.55	04/01/39	77,215
105,000	State of California (a)	7.30	10/01/39	130,455
				207,670
Illinois - 0.0%
150,000	State of Illinois (a)	5.67	03/01/18	166,581
2,030,000	State of Illinois	4.95	06/01/23	2,072,224
95,000	State of Illinois (a)	5.10	06/01/33	89,889
				2,328,694
North Carolina - 0.1%
3,300,000	North Carolina State Education Assistance Authority, Series 2011-1 A3 (a)(g)	1.37	10/25/41	3,205,521
Total Municipal Bonds
(Cost $5,587,105)				5,741,885

Syndicated Loans - 0.2%
994,987	Chrysler Group, LLC (g)	6.00	05/24/17	1,003,694
1,384,268	HCA, Inc.	3.50	11/18/12	1,382,759
500,000	HCA, Inc.	3.50	11/18/12	499,455
5,500,000	Texas Competitive Electric Holdings Co., LLC (g)	4.74	10/10/17	3,303,162
Total Syndicated Loans
(Cost $6,142,260)				6,189,070

U.S. Government & Agency Obligations - 1.6%
Agency - 0.2%
4,005,000	FHLB	0.30	06/10/13	4,003,883
4,005,000	FHLB	0.50	05/15/14	4,004,936
				8,008,819
Discount Note - 0.2%
215,000	Federal Home Loan Bank Discount Notes (a)(j)		08/29/12	214,983
4,750,000	FHLB (a)(j)	0.00	07/11/12	4,749,976
400,000	FHLB (a)(j)	0.00	08/22/12	399,977
2,300,000	FHLB (j)	0.00	08/24/12	2,299,864
				7,664,800
Interest Only Bonds - 0.5%
10,374,585	FHLMC, Series 3262, Class KS (g)	6.17	01/15/37	1,614,476
14,587,458	FHLMC, Series 3271, Class SB (g)	5.81	02/15/37	1,984,080
6,410,600	FHLMC, Series 3404, Class AS (g)	5.65	01/15/38	876,542
8,946,291	FHLMC, Series 4030, Class HS (g)	6.37	04/15/42	1,440,154
5,371,624	FNMA, Series 2005-92, Class US (g)	5.85	10/25/25	742,940
8,962,685	FNMA, Series 2006-125, Class SM (a)(g)	6.95	01/25/37	1,686,618
540,180	FNMA, Series 2006-27, Class SH (a)(g)	6.45	04/25/36	91,719
11,531,421	FNMA, Series 2007-52, Class LS (g)	5.80	06/25/37	1,489,237
2,931,375	FNMA, Series 2007-68, Class SC (g)	6.45	07/25/37	429,120
992,696	FNMA, Series 2007-77, Class SK (a)(g)	5.62	08/25/37	146,763
11,816,391	FNMA, Series 2009-115, Class SB (g)	6.00	01/25/40	1,806,176
4,938,467	FNMA, Series 2010-112, Class PI	6.00	10/25/40	726,938
4,857,528	FNMA, Series 2010-35, Class IA	5.00	07/25/38	357,898
4,130,735	GNMA, Series 2007-78, Class SG (g)	6.30	12/20/37	724,224
5,395,789	GNMA, Series 2008-51, Class GS (g)	5.99	06/16/38	950,602
537,662	GNMA, Series 2009-106, Class KS (a)(g)	6.16	11/20/39	83,823
1,017,538	GNMA, Series 2010-158, Class EI (a)	4.00	12/16/25	111,274
361,156	GNMA, Series 2010-4, Class NS (g)	6.15	01/16/40	58,279
4,310,568	GNMA, Series 2010-4, Class SL (g)	6.16	01/16/40	696,892
8,461,121	GNMA, Series 2011-146, Class EI	5.00	11/16/41	1,909,720
7,538,062	GNMA, Series 2011-69, Class GI	5.00	05/16/40	1,189,699
10,282,888	GNMA, Series 2012-7, Class PI	3.50	01/20/38	1,424,595
				20,541,769
Mortgage Securities - 0.3%
390,000	FCCI25 - FHLMC TBA	2.50	07/15/27	400,969
375,000	FGLMC35 - FHLMC TBA	3.50	07/15/42	393,516
640,191	FHLMC Gold Pool #A95820 (a)	4.00	12/01/40	694,438
227,582	FHLMC Gold Pool #A96411 (a)	4.00	01/01/41	246,226
119,063	FHLMC Gold Pool #G01864 (a)	5.00	01/01/34	128,844
167,894	FHLMC Gold Pool #G05866 (a)	4.50	02/01/40	185,576
509,509	FHLMC Gold Pool #G06242 (a)	4.50	09/01/40	563,169
322,450	FHLMC Gold Pool #G06354 (a)	4.00	04/01/41	348,866
192,791	FHLMC Gold Pool #G06361 (a)	4.00	03/01/41	209,127
102,758	FHLMC Gold Pool #G13475 (a)	6.00	01/01/24	112,916
25,836	FHLMC Gold Pool #H03161 (a)	6.50	08/01/37	28,791
512,136	FHLMC Gold Pool #J13884 (a)	3.50	12/01/25	545,867
115,814	FHLMC Gold Pool #Q04090 (a)	4.00	10/01/41	125,302
462,152	FHLMC Gold Pool #Q04091 (a)	4.00	10/01/41	497,703
111,854	FHLMC Pool #1B3413 (g)	5.93	05/01/37	121,423
10,828	FHLMC Pool #1L0113 (g)	3.07	05/01/35	11,546
19,054	FHLMC, Series 2433, Class SA (a)(g)	20.30	02/15/32	31,108
205,000	FHLMC, Series 2929, Class PE (a)	5.00	05/15/33	211,726
787,095	FHLMC, Series 3442, Class MT (g)	0.24	07/15/34	744,513
135,000	FNCL35 - FNMA TBA	3.50	07/15/42	141,940
101,225	FNMA Pool #545639 (a)	6.50	04/01/32	116,874
16,272	FNMA Pool #555177 (g)	2.27	01/01/33	17,208
2,955	FNMA Pool #673743 (a)(g)	3.01	11/01/32	2,972
204,891	FNMA Pool #734922	4.50	09/01/33	225,061
106,738	FNMA Pool #735646	4.50	07/01/20	114,901
58,841	FNMA Pool #735861 (a)	6.50	09/01/33	67,656
57,611	FNMA Pool #735881 (a)	6.00	11/01/34	64,883
58,731	FNMA Pool #764388 (a)(g)	4.99	03/01/34	63,260
112,746	FNMA Pool #776708 (a)	5.00	05/01/34	125,698
17,674	FNMA Pool #841741 (a)(g)	5.15	09/01/35	18,740
241,054	FNMA Pool #888219	5.50	03/01/37	263,391
60,591	FNMA Pool #895606 (a)(g)	5.73	06/01/36	65,790
212,401	FNMA Pool #897164 (a)	6.50	08/01/36	241,567
285,137	FNMA Pool #962723 (a)	5.50	04/01/38	316,815
355,262	FNMA Pool #963997	5.50	06/01/38	394,731
122,040	FNMA Pool #974148	5.50	02/01/38	133,196
208,269	FNMA Pool #AB1613 (a)	4.00	10/01/40	225,852
199,965	FNMA Pool #AB3864 (a)	3.50	11/01/41	212,145
603,424	FNMA Pool #AB5215 (a)	3.00	05/01/27	636,199
165,615	FNMA Pool #AD0791 (a)	4.76	02/01/20	190,652
166,230	FNMA Pool #AE0600 (a)	3.98	11/01/20	185,316
166,687	FNMA Pool #AE0605 (a)	4.67	07/01/20	191,464
478,060	FNMA Pool #AH3428 (a)	3.50	01/01/26	514,924
247,251	FNMA Pool #AJ0764 (a)	4.50	09/01/41	266,646
299,480	FNMA Pool #AL0149 (a)	4.00	02/01/41	323,734
351,757	FNMA Pool #AL0851	6.00	10/01/40	387,691
62,425	FNMA, Series 2001-52, Class YZ (a)	6.50	10/25/31	72,981
30,219	FNMA, Series 2001-81, Class QG (a)	6.50	01/25/32	34,238
1,351,678	FNMA, Series 2003-64, Class KS (g)	9.34	07/25/18	1,506,680
225,000	FNMA, Series 2006-4, Class WE (a)	4.50	02/25/36	249,800
140,000	FNMA, Series 2010-M1, Class A2 (a)	4.45	09/25/19	160,331
210,000	G2SF35 - GNMA TBA	3.50	07/15/42	224,503
380,000	G2SF35 - GNMA TBA	3.50	07/15/42	406,244
9,191	GNMA II Pool #080610 (a)(g)	2.38	06/20/32	9,555
22,195	GNMA II Pool #081136 (a)(g)	2.13	11/20/34	23,060
29,603	GNMA II Pool #081432 (a)(g)	1.63	08/20/35	30,645
25,759	GNMA II Pool #081435 (a)(g)	1.63	08/20/35	26,665
				13,855,634
Principal Only Bonds - 0.1%
1,712,790	FHLMC, Series 3885, Class PO	0.00	11/15/33	1,602,981

U.S. Treasury Securities - 0.3%
2,615,000	U.S. Treasury Bill (k)	0.07	07/12/12	2,614,958
135,000	U.S. Treasury Bill (k)	0.07	09/13/12	134,980
225,000	U.S. Treasury Bond (a)	3.13	02/15/42	241,699
7,750,000	U.S. Treasury Inflation Indexed Bond (a)	0.63	04/15/13	8,455,457
140,000	U.S. Treasury Inflation Indexed Bonds (a)	2.13	02/15/41	210,480
1,490,000	U.S. Treasury Note (a)	0.88	01/31/17	1,503,154
610,000	U.S. Treasury Note (a)	1.75	05/15/22	615,051
				13,775,779
Total U.S. Government & Agency Obligations
(Cost $59,397,573)				65,449,782
Total Fixed Income Securities
(Cost $1,049,718,676)				1,111,566,748

	Security
Shares	Description			Value
Rights - 0.0%
150,000	Comdisco Holding Co., Inc. (b)(l)			11,100
Total Rights
(Cost $43,783)				11,100

Investment Companies - 8.4%
23,000	American Select Portfolio			241,270
50,529	BlackRock Credit Allocation Income Trust I, Inc.			514,385
61,990	BlackRock Floating Rate Income Fund			885,837
1,663,000	Consumer Staples Select Sector SPDR Fund (a)			57,822,510
69,698	Eaton Vance Limited Duration Income Fund			1,136,077
125,350	Invesco Van Kampen Senior Income Trust			609,201
21,000	iShares Barclays TIPS Bond Fund			2,513,700
13,500	iShares iBoxx $ High Yield Corporate Bond Fund			1,231,470
61,198	PCM Fund, Inc.			680,522
30,000	PIMCO Income Opportunity Fund			806,400
98,012	PIMCO Income Strategy Fund II			1,028,146
35,000	ProShares UltraShort 20+ Year Treasury (a)(b)			554,400
31,100	SPDR Barclays Capital High Yield Bond ETF			1,227,206
1,888,062	SPDR S&P 500 ETF Trust (a)(c)(d)			257,286,209
1,400,000	Sprott Physical Gold Trust (b)			19,306,000
7,400	WisdomTree Japan SmallCap Dividend Fund			315,610
Total Investment Companies
(Cost $309,083,392)				346,158,943

Principal	Security
Principal	Description	Rate	Maturity	Value
Short-Term Investments - 0.1%
Commercial Paper - 0.1%
$4,185,000	National Rural Utilities (a)	0.14%	07/10/12	4,184,854
Total Commercial Paper
(Cost $4,184,854)				4,184,854
Total Short-Term Investments
(Cost $4,184,854)				4,184,854

	Security	Strike	Exp.
Contracts	Description	Price	Date	Value
Purchased Options - 1.4%
Call Options Purchased - 0.7%
630	Abbott Laboratories	$50.00	01/13	841,050
1,600	Abbott Laboratories	45.00	01/13	3,024,000
238	Accenture PLC	45.00	01/13	360,570
2,625	Bed Bath & Beyond, Inc.	62.50	11/12	1,036,875
225	Berkshire Hathaway, Inc., Class B	70.00	01/13	328,500
2,340	Johnson & Johnson	65.00	01/13	830,700
1,440	Johnson & Johnson	50.00	01/13	2,520,000
1,700	Lowe's Cos., Inc.	15.00	01/13	2,210,000
465	Target Corp.	40.00	01/13	825,375
1,575	The Coca-Cola Co.	55.00	01/13	3,465,000
1,426	The Procter & Gamble Co.	55.00	01/13	919,770
840	The Walt Disney Co.	35.00	01/13	1,163,400
327	The Walt Disney Co.	25.00	01/13	772,537
277	United Parcel Service, Inc., Class B	60.00	01/13	522,145
940	Walgreen Co.	38.00	01/13	15,980
365	Walgreen Co.	30.00	01/13	66,795
1,665	Walgreen Co.	25.00	01/13	840,825
1,850	Wal-Mart Stores, Inc.	50.00	01/13	3,658,375
443	Wal-Mart Stores, Inc.	42.50	01/13	1,202,745
4,460	Wells Fargo & Co.	22.50	01/13	4,972,900
Total Call Options Purchased
(Premiums Paid $20,711,725)				29,577,542

Put Options Purchased - 0.7%
50	Amazon.com, Inc.	225.00	10/12	76,250
135	Amazon.com, Inc.	175.00	01/13	94,500
5,800	iShares Russell 2000 Index Fund	80.00	11/12	3,027,600
21,505	SPDR S&P 500 ETF Trust	137.00	01/13	19,397,510
5,950	SPDR S&P 500 ETF Trust	133.00	01/13	4,313,750
6,335	SPDR S&P 500 ETF Trust	125.00	01/13	2,926,770
18,610	SPDR S&P 500 ETF Trust	60.00	01/13	223,320
Total Put Options Purchased
(Premiums Paid $40,743,611)				30,059,700
Total Purchased Options
(Premiums Paid $61,455,336)				59,637,242
Total Long Positions - 78.4%
(Cost $2,908,598,728)*				$3,231,446,681
Total Short Positions - (36.3)%
(Cost $(1,549,357,186))*				(1,496,803,691)
Total Written Options - (0.7)%
(Premiums Received $(41,170,926))*				(27,193,830)
Other Assets & Liabilities, Net – 58.6%				2,414,189,316
Net Assets – 100.0%				$4,121,638,476

ABSOLUTE STRATEGIES FUND
SCHEDULE OF SECURITIES SOLD SHORT
JUNE 30, 2012 (Unaudited)

	Security
Shares	Description	Value
Short Positions - (36.3)%
Common Stock - (35.2)%
Consumer Discretionary - (7.2)%
(84,800)	ABM Industries, Inc.	$(1,658,688)
(5,300)	Amazon.com, Inc.	(1,210,255)
(44,700)	Apollo Group, Inc., Class A	(1,617,693)
(353,521)	Brookdale Senior Living, Inc.	(6,271,463)
(389,544)	Callaway Golf Co.	(2,302,205)
(95,500)	Caribou Coffee Co., Inc.	(1,232,905)
(213,700)	CarMax, Inc.	(5,543,378)
(100,600)	Carnival Corp.	(3,447,562)
(20,700)	Chemed Corp.	(1,251,108)
(119,700)	Coach, Inc.	(7,000,056)
(20,100)	Coinstar, Inc.	(1,380,066)
(27,500)	Darden Restaurants, Inc.	(1,392,325)
(35,500)	Deckers Outdoor Corp.	(1,562,355)
(239,900)	Dick's Sporting Goods, Inc.	(11,515,200)
(28,750)	DIRECTV, Class A	(1,403,575)
(58,225)	DR Horton, Inc.	(1,070,175)
(80,200)	DreamWorks Animation SKG, Inc., Class A	(1,528,612)
(46,500)	EchoStar Corp., Class A	(1,228,530)
(161,000)	Emeritus Corp.	(2,709,630)
(75,100)	Equinix, Inc.	(13,191,315)
(184,500)	Fastenal Co.	(7,437,195)
(7,900)	Fossil, Inc.	(604,666)
(212,500)	Genuine Parts Co.	(12,803,125)
(43,100)	G-III Apparel Group, Ltd.	(1,021,039)
(49,500)	Gildan Activewear, Inc.	(1,362,240)
(42,500)	Guess?, Inc.	(1,290,725)
(76,200)	H&R Block, Inc.	(1,217,676)
(95,400)	Hanesbrands, Inc.	(2,645,442)
(38,600)	Hasbro, Inc.	(1,307,382)
(125,424)	Hawaiian Holdings, Inc.	(816,510)
(566,500)	Hertz Global Holdings, Inc.	(7,251,200)
(86,200)	Home Inns & Hotels Management, Inc., ADR	(1,953,292)
(123,600)	Hyatt Hotels Corp.	(4,592,976)
(270,400)	Iconix Brand Group, Inc.	(4,723,888)
(85,200)	Interface, Inc.	(1,161,276)
(225,100)	Jakks Pacific, Inc.	(3,603,851)
(163,900)	JC Penney Co., Inc.	(3,820,509)
(122,649)	JetBlue Airways Corp.	(650,040)
(256,700)	Johnson Controls, Inc.	(7,113,157)
(33,100)	Jos A. Bank Clothiers, Inc.	(1,405,426)
(178,200)	K12, Inc.	(4,152,060)
(296,400)	KB Home	(2,904,720)
(203,200)	Krispy Kreme Doughnuts, Inc.	(1,298,448)
(47,600)	Landauer, Inc.	(2,728,908)
(140,461)	Lennar Corp., Class A	(4,341,650)
(12,375)	Live Nation Entertainment, Inc.	(113,603)
(155,000)	Ltd. Brands, Inc.	(6,592,150)
(86,700)	Meritage Homes Corp.	(2,942,598)
(47,502)	Meritor, Inc.	(247,960)
(276,200)	Mobile Mini, Inc.	(3,977,280)
(97,200)	Monro Muffler Brake, Inc.	(3,230,928)
(38,826)	Navistar International Corp.	(1,101,494)
(8,875)	Netflix, Inc.	(607,671)
(1,439)	Newell Rubbermaid, Inc.	(26,103)
(83,000)	Nordstrom, Inc.	(4,124,270)
(10,000)	Nu Skin Enterprises, Inc., Class A	(469,000)
(36,600)	PACCAR, Inc.	(1,434,354)
(276,700)	PEP Boys-Manny Moe & Jack	(2,739,330)
(24,540)	priceline.com, Inc.	(16,307,321)
(121,550)	Pricesmart, Inc.	(8,205,840)
(551,000)	Quiksilver, Inc.	(1,283,830)
(179,900)	Rackspace Hosting, Inc.	(7,904,806)
(494,170)	Regis Corp.	(8,875,293)
(50,000)	Robert Half International, Inc.	(1,428,500)
(46,000)	Royal Caribbean Cruises, Ltd.	(1,197,380)
(292,100)	Ruby Tuesday, Inc.	(1,989,201)
(7,858)	Ryland Group, Inc.	(201,008)
(477,851)	Sonic Automotive, Inc., Class A	(6,532,223)
(247,400)	Southwest Airlines Co.	(2,281,028)
(245,800)	Standard Pacific Corp.	(1,521,502)
(162,000)	Stein Mart, Inc.	(1,287,900)
(110,500)	The Geo Group, Inc.	(2,510,560)
(98,572)	The Goodyear Tire & Rubber Co.	(1,164,135)
(193,000)	The Home Depot, Inc.	(10,227,070)
(105,490)	The Interpublic Group of Cos., Inc.	(1,144,566)
(91,000)	Tiffany & Co.	(4,818,450)
(4,517)	Time Warner Cable, Inc.	(370,846)
(149,400)	Titan Machinery, Inc.	(4,537,278)
(130,600)	TiVo, Inc.	(1,080,062)
(113,900)	Under Armour, Inc., Class A	(10,761,272)
(37,893)	United Continental Holdings, Inc.	(921,937)
(47,800)	Urban Outfitters, Inc.	(1,318,802)
(97,800)	Vail Resorts, Inc.	(4,897,824)
(20,633)	Viacom, Inc., Class B	(970,164)
(200,900)	Wabash National Corp.	(1,329,958)
(65,178)	WESCO International, Inc.	(3,750,994)
(29,200)	Williams-Sonoma, Inc.	(1,021,124)
(148,000)	Yum! Brands, Inc.	(9,534,160)
		(297,706,272)
Consumer Staples - (2.0)%
(186,100)	Accretive Health, Inc.	(2,039,656)
(391,300)	Affymetrix, Inc.	(1,835,197)
(102,900)	AVEO Pharmaceuticals, Inc.	(1,251,264)
(19,196)	Bunge, Ltd.	(1,204,357)
(39,600)	Campbell Soup Co.	(1,321,848)
(26,180)	Cenveo, Inc.	(50,527)
(240,000)	Chiquita Brands International, Inc.	(1,200,000)
(51,800)	Coca-Cola Enterprises, Inc.	(1,452,472)
(109,200)	DENTSPLY International, Inc.	(4,128,852)
(415,993)	Dole Food Co., Inc.	(3,652,419)
(88,800)	Flowers Foods, Inc.	(2,062,824)
(142,700)	Halozyme Therapeutics, Inc.	(1,264,322)
(29,200)	HeartWare International, Inc.	(2,592,960)
(101,000)	IPC The Hospitalist Co., Inc.	(4,577,320)
(43,000)	Iron Mountain, Inc.	(1,417,280)
(31,000)	Kellogg Co.	(1,529,230)
(45,400)	Kenexa Corp.	(1,317,962)
(59,150)	Masimo Corp.	(1,323,777)
(28,000)	McCormick & Co., Inc., Non-Voting Shares	(1,698,200)
(73,700)	Ritchie Bros. Auctioneers, Inc.	(1,566,125)
(343,800)	ServiceSource International, Inc.	(4,761,630)
(73,753)	Sunrise Senior Living, Inc.	(537,659)
(49,000)	Sysco Corp.	(1,460,690)
(51,600)	The Advisory Board Co.	(2,558,844)
(41,000)	The Brink's Co.	(950,380)
(181,700)	The Estee Lauder Cos., Inc., Class A	(9,833,604)
(62,000)	The Kroger Co.	(1,437,780)
(56,856)	Tootsie Roll Industries, Inc.	(1,356,584)
(39,600)	Tyson Foods, Inc., Class A	(745,668)
(522,200)	United Rentals, Inc.	(17,775,688)
(21,500)	Watson Pharmaceuticals, Inc.	(1,590,785)
(23,000)	Whole Foods Market, Inc.	(2,192,360)
		(82,688,264)
Energy - (1.6)%
(294,400)	Abraxas Petroleum Corp.	(939,136)
(195,700)	Arch Coal, Inc.	(1,348,373)
(46,100)	Cabot Oil & Gas Corp.	(1,816,340)
(100,700)	Carrizo Oil & Gas, Inc.	(2,367,457)
(110,100)	Cheniere Energy, Inc.	(1,622,874)
(204,133)	Chesapeake Energy Corp.	(3,796,874)
(14,900)	Concho Resources, Inc.	(1,268,288)
(19,050)	Dril-Quip, Inc.	(1,249,489)
(114,200)	Enbridge, Inc.	(4,558,864)
(107,500)	Endeavour International Corp.	(903,000)
(76,495)	Energy XXI Bermuda, Ltd.	(2,393,529)
(227,200)	EXCO Resources, Inc.	(1,724,448)
(162,300)	Forest Oil Corp.	(1,189,659)
(71,305)	Goodrich Petroleum Corp.	(988,287)
(39,800)	Gulfport Energy Corp.	(821,074)
(89,500)	Helix Energy Solutions Group, Inc.	(1,468,695)
(11,800)	Kinder Morgan Energy Partners LP	(927,244)
(386,800)	Magnum Hunter Resources Corp.	(1,616,824)
(46,479)	Newpark Resources, Inc.	(274,226)
(93,900)	Northern Oil and Gas, Inc.	(1,496,766)
(12,600)	PetroChina Co., Ltd., ADR	(1,627,164)
(274,499)	Petroquest Energy, Inc.	(1,372,495)
(483,500)	Quicksilver Resources, Inc.	(2,620,570)
(21,800)	Range Resources Corp.	(1,348,766)
(512,500)	Resolute Energy Corp.	(4,904,625)
(539,071)	SandRidge Energy, Inc.	(3,606,385)
(112,900)	Seadrill, Ltd.	(4,010,208)
(36,900)	Southwestern Energy Co.	(1,178,217)
(48,100)	Spectra Energy Corp.	(1,397,786)
(99,600)	TransCanada Corp.	(4,173,240)
(206,300)	Ultra Petroleum Corp.	(4,759,341)
(133,877)	Western Refining, Inc.	(2,981,441)
		(66,751,685)
Financial - (8.6)%
(12,302)	Affiliated Managers Group, Inc.	(1,346,454)
(15,687,000)	Agricultural Bank of China, Ltd., Class H	(6,248,149)
(107,800)	Air Lease Corp.	(2,090,242)
(22,239)	Alexandria Real Estate Equities, Inc. REIT	(1,617,220)
(247,300)	American Equity Investment Life Holding Co.	(2,722,773)
(42,851)	Amtrust Financial Services, Inc.	(1,273,103)
(133,595)	Annaly Capital Management, Inc. REIT	(2,241,724)
(58,024)	Aspen Insurance Holdings, Ltd.	(1,676,894)
(1,974,895)	Banco Santander SA, ADR	(12,955,311)
(1,566,808)	Bank of America Corp.	(12,816,489)
(16,110,000)	Bank of China, Ltd., Class H	(6,105,144)
(9,129,000)	Bank of Communications Co., Ltd., Class H	(6,107,220)
(703,008)	Barclays PLC, ADR	(7,240,982)
(423,000)	BB&T Corp.	(13,049,550)
(96,000)	Boston Properties, Inc. REIT	(10,403,520)
(57,250)	Brown & Brown, Inc.	(1,561,208)
(35,000)	Cardinal Health, Inc.	(1,470,000)
(897,227)	CBIZ, Inc.	(5,329,528)
(69,100)	CBRE Group, Inc.	(1,130,476)
(11,409,000)	China Citic Bank Corp, Ltd., Class H	(5,808,951)
(8,902,000)	China Construction Bank Corp., Class H	(6,070,106)
(3,418,000)	China Merchants Bank Co., Ltd., Class H	(6,370,791)
(67,100)	Cincinnati Financial Corp.	(2,554,497)
(250,316)	CNO Financial Group, Inc.	(1,952,465)
(158,600)	Community Bank System, Inc.	(4,301,232)
(228,573)	Deutsche Bank AG	(8,267,485)
(21,762)	DFC Global Corp.	(401,074)
(50,600)	Eaton Vance Corp.	(1,363,670)
(529,000)	Erste Group Bank AG	(10,004,917)
(145,400)	First Potomac Realty Trust REIT	(1,711,358)
(164,000)	Flagstone Reinsurance Holdings SA	(1,313,640)
(184,600)	FNB Corp.	(2,006,602)
(114,797)	Forest City Enterprises, Inc., Class A	(1,676,036)
(37,600)	Global Payments, Inc.	(1,625,448)
(1,823,909)	Grupo Financiero Banorte SAB de CV	(9,426,021)
(286,500)	HCP, Inc. REIT	(12,648,975)
(249,059)	Health Care REIT, Inc.	(14,520,140)
(29,000)	Highwoods Properties, Inc. REIT	(975,850)
(24,500)	Home Properties, Inc. REIT	(1,503,320)
(56,600)	Iberiabank Corp.	(2,855,470)
(10,497,000)	Industrial & Commercial Bank of China, Class H	(5,804,643)
(11,800)	IntercontinentalExchange, Inc.	(1,604,564)
(108,266)	KeyCorp	(837,979)
(113,566)	KKR Financial Holdings, LLC	(967,582)
(69,422)	Knight Capital Group, Inc., Class A	(828,899)
(50,000)	Lazard, Ltd., Class A	(1,299,500)
(48,550)	Lender Processing Services, Inc.	(1,227,344)
(71,973)	MetLife, Inc.	(2,220,367)
(150,900)	Morgan Stanley	(2,201,631)
(21,100)	Morningstar, Inc.	(1,220,424)
(526,635)	National Financial Partners Corp.	(7,056,909)
(104,000)	National Retail Properties, Inc. REIT	(2,942,160)
(86,700)	NBT Bancorp, Inc.	(1,871,853)
(682,800)	New York Community Bancorp, Inc.	(8,555,484)
(1,209,000)	Nordea Bank AB	(10,381,658)
(161,600)	Old Republic International Corp.	(1,339,664)
(89,807)	Oriental Financial Group, Inc.	(995,062)
(759,500)	OTP Bank PLC	(12,006,980)
(46,000)	Paychex, Inc.	(1,444,860)
(50,300)	Piper Jaffray Cos.	(1,178,529)
(277,900)	Plum Creek Timber Co., Inc. REIT	(11,032,630)
(113,800)	Potlatch Corp. REIT	(3,634,772)
(176,000)	Royal Bank of Canada	(9,014,720)
(152,200)	S&T Bancorp, Inc.	(2,811,134)
(67,100)	Signature Bank	(4,091,087)
(15,800)	SL Green Realty Corp. REIT	(1,267,792)
(106,800)	State Bank Financial Corp.	(1,619,088)
(832,000)	Swedbank AB, Class A	(13,061,923)
(1,064,453)	Synovus Financial Corp.	(2,107,617)
(283,500)	TCF Financial Corp.	(3,254,580)
(79,900)	TD Ameritrade Holding Corp.	(1,358,300)
(182,600)	United Bankshares, Inc.	(4,725,688)
(365,820)	Valley National Bancorp	(3,877,692)
(436,500)	Wells Fargo & Co.	(14,596,560)
(84,300)	Westamerica Bancorp.	(3,978,117)
(510,700)	Weyerhaeuser Co. REIT	(11,419,252)
(83,848)	Wintrust Financial Corp.	(2,976,604)
		(355,557,683)
Healthcare - (2.1)%
(447,500)	Accuray, Inc.	(3,060,900)
(116,700)	Akorn, Inc.	(1,840,359)
(38,004)	Alere, Inc.	(738,798)
(77,933)	Amarin Corp PLC, ADR	(1,126,911)
(52,700)	Becton Dickinson and Co.	(3,939,325)
(53,400)	Cerner Corp.	(4,414,044)
(10,600)	Charles River Laboratories International, Inc.	(347,256)
(29,550)	Covance, Inc.	(1,413,968)
(224,200)	Cubist Pharmaceuticals, Inc.	(8,499,422)
(17,500)	Edwards Lifesciences Corp.	(1,807,750)
(156,600)	Endo Pharmaceuticals Holdings, Inc.	(4,851,468)
(100,374)	HealthSouth Corp.	(2,334,699)
(52,700)	Hologic, Inc.	(950,708)
(18,536)	Illumina, Inc.	(748,669)
(53,800)	Insulet Corp.	(1,149,706)
(16,000)	Laboratory Corp. of America Holdings	(1,481,760)
(16,390)	LifePoint Hospitals, Inc.	(671,662)
(33,000)	MAKO Surgical Corp.	(845,130)
(17,800)	Medivation, Inc.	(1,626,920)
(33,700)	Mednax, Inc.	(2,309,798)
(73,100)	Molina Healthcare, Inc.	(1,714,926)
(378,300)	Mylan, Inc.	(8,084,271)
(54,300)	NuVasive, Inc.	(1,377,048)
(34,333)	Omnicare, Inc.	(1,072,220)
(46,050)	Patterson Cos., Inc.	(1,587,343)
(276,900)	PSS World Medical, Inc.	(5,812,131)
(21,600)	Techne Corp.	(1,602,720)
(60,200)	Teleflex, Inc.	(3,666,782)
(87,703)	The Medicines Co.	(2,011,907)
(29,150)	United Therapeutics Corp.	(1,439,427)
(62,500)	VCA Antech, Inc.	(1,373,750)
(324,500)	Viropharma, Inc.	(7,690,650)
(148,375)	Volcano Corp.	(4,250,944)
		(85,843,372)
Industrial - (5.8)%
(83,300)	Albany International Corp.	(1,558,543)
(35,900)	Alexander & Baldwin Holdings, Inc.	(1,911,675)
(143,723)	Altra Holdings, Inc.	(2,267,949)
(331,615)	AM Castle & Co.	(3,521,751)
(667,000)	Atlas Copco AB, Class A	(14,309,146)
(38,700)	Brady Corp., Class A	(1,064,637)
(188,500)	Caterpillar, Inc.	(16,005,535)
(21,750)	CH Robinson Worldwide, Inc.	(1,273,028)
(14,291)	Chart Industries, Inc.	(982,649)
(48,900)	CIRCOR International, Inc.	(1,667,001)
(327,000)	Colfax Corp.	(9,015,390)
(39,400)	Con-way, Inc.	(1,422,734)
(376,879)	Covanta Holding Corp.	(6,463,475)
(31,800)	Crown Holdings, Inc.	(1,096,782)
(12,800)	Cummins, Inc.	(1,240,448)
(301,800)	Donaldson Co., Inc.	(10,071,066)
(244,889)	DryShips, Inc.	(536,307)
(217,507)	Eaton Corp.	(8,619,802)
(204,000)	Emerson Electric Co.	(9,502,320)
(35,300)	Expeditors International of Washington, Inc.	(1,367,875)
(150,800)	FEI Co.	(7,214,272)
(11,200)	Flowserve Corp.	(1,285,200)
(168,038)	FLSmidth & Co.	(9,152,864)
(58,600)	Genco Shipping & Trading, Ltd.	(178,730)
(66,353)	General Cable Corp.	(1,721,197)
(780,700)	General Electric Co.	(16,269,788)
(59,900)	Genesee & Wyoming, Inc.	(3,165,116)
(106,100)	Gentex Corp.	(2,214,307)
(34,600)	Golar LNG, Ltd.	(1,304,420)
(42,761)	Greenbrier Cos., Inc.	(751,738)
(210,000)	Greif, Inc., Class A	(8,610,000)
(258,300)	Griffon Corp.	(2,216,214)
(154,000)	HMS Holdings Corp.	(5,129,740)
(21,300)	Illinois Tool Works, Inc.	(1,126,557)
(61,600)	Imax Corp.	(1,480,248)
(25,000)	Jabil Circuit, Inc.	(508,250)
(25,200)	Joy Global, Inc.	(1,429,596)
(144,781)	Kaman Corp.	(4,479,524)
(347)	Kansas City Southern	(24,137)
(8,200)	L-3 Communications Holdings, Inc.	(606,882)
(33,750)	Lennox International, Inc.	(1,573,763)
(30,500)	Martin Marietta Materials, Inc.	(2,404,010)
(71,100)	MasTec, Inc.	(1,069,344)
(80,500)	National Instruments Corp.	(2,162,230)
(89,913)	PHH Corp.	(1,571,679)
(31,600)	Polypore International, Inc.	(1,276,324)
(23,800)	Precision Castparts Corp.	(3,914,862)
(13,000)	Roper Industries, Inc.	(1,281,540)
(98,900)	RTI International Metals, Inc.	(2,238,107)
(627,000)	Sandvik AB	(8,008,074)
(517,500)	SKF AB, Class B	(10,166,788)
(57,450)	Spirit Aerosystems Holdings, Inc., Class A	(1,369,034)
(18,350)	Stericycle, Inc.	(1,682,144)
(71,382)	Swift Transportation Co.	(674,560)
(59,000)	Texas Industries, Inc.	(2,301,590)
(46,800)	The Babcock & Wilcox Co.	(1,146,600)
(10,300)	TransDigm Group, Inc.	(1,383,290)
(168,700)	TTM Technologies, Inc.	(1,587,467)
(7,378)	United Technologies Corp.	(557,260)
(43,800)	Universal Display Corp.	(1,574,172)
(86,500)	Valmont Industries, Inc.	(10,463,905)
(138,273)	Vishay Intertechnology, Inc.	(1,303,914)
(110,000)	Wartsila OYJ Abp	(3,590,095)
(140,300)	Waste Connections, Inc.	(4,197,776)
(146,950)	Waste Management, Inc.	(4,908,130)
(12,000)	Waters Corp.	(953,640)
(50,800)	Werner Enterprises, Inc.	(1,213,612)
(105,600)	Worthington Industries, Inc.	(2,161,632)
		(239,502,435)
Information Technology - (4.5)%
(273,000)	Akamai Technologies, Inc.	(8,667,750)
(32,100)	Analog Devices, Inc.	(1,209,207)
(103,200)	ANSYS, Inc.	(6,512,952)
(22,580)	Apple, Inc.	(13,186,720)
(61,400)	Aspen Technology, Inc.	(1,421,410)
(258,000)	Autodesk, Inc.	(9,027,420)
(112,600)	Bottomline Technologies, Inc.	(2,032,430)
(36,350)	Broadcom Corp., Class A	(1,228,630)
(45,000)	Broadridge Financial Solutions, Inc.	(957,150)
(48,800)	CACI International, Inc., Class A	(2,684,976)
(482,600)	Cadence Design Systems, Inc.	(5,303,774)
(157,900)	Cavium, Inc.	(4,421,200)
(323,688)	Ciena Corp.	(5,298,773)
(15,650)	Citrix Systems, Inc.	(1,313,661)
(34,600)	Cognizant Technology Solutions Corp., Class A	(2,076,000)
(197,300)	Compuware Corp.	(1,832,917)
(30,200)	Concur Technologies, Inc.	(2,056,620)
(91,000)	Constant Contact, Inc.	(1,627,080)
(14,400)	Digital River, Inc.	(239,328)
(13,539)	Electronic Arts, Inc.	(167,207)
(48,700)	Fortinet, Inc.	(1,130,814)
(26,500)	IHS, Inc., Class A	(2,854,845)
(67,800)	Informatica Corp.	(2,872,008)
(115,000)	Intel Corp.	(3,064,750)
(92,030)	Lam Research Corp.	(3,473,212)
(48,000)	Linear Technology Corp.	(1,503,840)
(212,600)	Maxwell Technologies, Inc.	(1,394,656)
(113,300)	Medidata Solutions, Inc.	(3,701,511)
(201,200)	Mentor Graphics Corp.	(3,018,000)
(227,185)	Microchip Technology, Inc.	(7,515,280)
(562,053)	Micron Technology, Inc.	(3,546,554)
(10,200)	MicroStrategy, Inc., Class A	(1,324,572)
(34,500)	MSCI, Inc., Class A	(1,173,690)
(139,400)	NetApp, Inc.	(4,435,708)
(59,900)	NetSuite, Inc.	(3,280,723)
(499,400)	Nuance Communications, Inc.	(11,895,708)
(740,400)	ON Semiconductor Corp.	(5,256,840)
(43,400)	Opnet Technologies, Inc.	(1,154,006)
(50,100)	Pegasystems, Inc.	(1,652,298)
(896,859)	Photronics, Inc.	(5,470,840)
(71,200)	QLIK Technologies, Inc.	(1,574,944)
(164,700)	QLogic Corp.	(2,254,743)
(46,200)	Quality Systems, Inc.	(1,270,962)
(35,154)	Radisys Corp.	(220,767)
(13,300)	Rambus, Inc.	(76,342)
(74,700)	RealPage, Inc.	(1,730,052)
(123,800)	Rosetta Stone, Inc.	(1,713,392)
(278,999)	Rudolph Technologies, Inc.	(2,432,871)
(73,900)	Salesforce.com, Inc.	(10,217,414)
(70,000)	SEI Investments Co.	(1,392,300)
(38,900)	Silicon Laboratories, Inc.	(1,474,310)
(26,100)	Solera Holdings, Inc.	(1,090,719)
(23,600)	Sourcefire, Inc.	(1,213,040)
(88,950)	Symantec Corp.	(1,299,560)
(184,937)	SYNNEX Corp.	(6,378,477)
(378,500)	Take-Two Interactive Software, Inc.	(3,580,610)
(33,600)	Ultimate Software Group, Inc.	(2,994,432)
(72,620)	VeriSign, Inc.	(3,164,053)
		(185,064,048)
Materials - (1.7)%
(13,400)	Air Products & Chemicals, Inc.	(1,081,782)
(46,600)	Allied Nevada Gold Corp.	(1,322,508)
(47,410)	AngloGold Ashanti, Ltd., ADR	(1,628,059)
(2,350)	APERAM, NY Registry Shares	(30,621)
(23,000)	ArcelorMittal	(351,210)
(135,100)	Balchem Corp.	(4,405,611)
(77,900)	BHP Billiton, Ltd., ADR	(5,086,870)
(57,400)	Compass Minerals International, Inc.	(4,378,472)
(65,400)	Ecolab, Inc.	(4,481,862)
(35,400)	Freeport-McMoRan Copper & Gold, Inc.	(1,206,078)
(30,900)	Goldcorp, Inc.	(1,161,222)
(303,475)	Horsehead Holding Corp.	(3,022,611)
(82,700)	International Flavors & Fragrances, Inc.	(4,531,960)
(18,382)	Kaiser Aluminum Corp.	(952,923)
(1,926,621)	Mexichem SAB de CV	(8,287,256)
(15,000)	POSCO, ADR	(1,206,600)
(38,200)	Potash Corp. of Saskatchewan, Inc.	(1,668,958)
(28,400)	Praxair, Inc.	(3,087,932)
(110,100)	Rio Tinto PLC, ADR	(5,263,881)
(15,403)	Royal Gold, Inc.	(1,207,595)
(59,600)	Sigma-Aldrich Corp.	(4,406,228)
(262,144)	Southern Copper Corp.	(8,260,158)
(16,900)	Steel Dynamics, Inc.	(198,575)
(31,623)	Sterlite Industries India, Ltd., ADR	(239,702)
(177,206)	Stillwater Mining Co.	(1,513,339)
(93,871)	Thompson Creek Metals Co., Inc.	(299,449)
(31,000)	Vale SA, ADR	(615,350)
		(69,896,812)
Telecommunication Services - (1.4)%
(287,700)	8x8, Inc.	(1,208,340)
(96,500)	Alaska Communications Systems Group, Inc.	(202,650)
(1,629)	AOL, Inc.	(45,742)
(5,400)	Baidu, Inc., ADR	(620,892)
(101,400)	BroadSoft, Inc.	(2,936,544)
(57,400)	Cablevision Systems Corp., Class A	(762,846)
(20,633)	CBS Corp., Class B, Non-Voting Shares	(676,350)
(42,500)	CenturyLink, Inc.	(1,678,325)
(235,400)	Clearwire Corp., Class A	(263,648)
(70,500)	comScore, Inc.	(1,160,430)
(103,200)	Comtech Telecommunications Corp.	(2,949,456)
(107,500)	DealerTrack Holdings, Inc.	(3,236,825)
(102,700)	HealthStream, Inc.	(2,670,200)
(55,300)	InterDigital, Inc.	(1,631,903)
(69,500)	Ixia	(835,390)
(34,050)	John Wiley & Sons, Inc., Class A	(1,668,110)
(66,456)	Level 3 Communications, Inc.	(1,472,000)
(505,800)	Limelight Networks, Inc.	(1,481,994)
(19,200)	Liquidity Services, Inc.	(982,848)
(75,400)	Nielsen Holdings NV	(1,976,988)
(126,100)	NII Holdings, Inc.	(1,290,003)
(25,700)	Omnicom Group, Inc.	(1,249,020)
(55,807)	SBA Communications Corp., Class A	(3,183,789)
(196,200)	Shaw Communications, Inc., Class B	(3,710,142)
(18,600)	Sina Corp.	(963,666)
(988,686)	Sirius XM Radio, Inc.	(1,829,069)
(17,897)	Time Warner, Inc.	(689,035)
(99,200)	Viasat, Inc.	(3,746,784)
(487,871)	Virgin Media, Inc.	(11,899,174)
(116,916)	WebMD Health Corp.	(2,397,947)
		(59,420,110)
Utilities - (0.3)%
(67,050)	Aqua America, Inc.	(1,673,568)
(312,500)	Atlantic Power Corp.	(4,003,125)
(65,100)	CenterPoint Energy, Inc.	(1,345,617)
(17,700)	National Fuel Gas Co.	(831,546)
(94,400)	UGI Corp.	(2,778,192)
		(10,632,048)
Total Common Stock
(Cost $(1,498,014,226))		(1,453,062,729)

	Security
Shares	Description	Value
Investment Companies - (1.1)%
(149,900)	iShares FTSE/Xinhua China 25 Index Fund	(5,047,133)
(233,000)	iShares MSCI Australia Index Fund	(5,098,040)
(69,700)	iShares MSCI Brazil Index Fund	(3,610,460)
(67,000)	iShares MSCI Canada Index Fund	(1,731,280)
(330,000)	iShares MSCI Hong Kong Index Fund	(5,412,000)
(13,000)	iShares MSCI South Korea Index Fund	(712,530)
(54,000)	Market Vectors Russia ETF	(1,412,640)
(127,700)	SPDR S&P 500 ETF Trust	(17,401,679)
(80,000)	SPDR S&P Metals & Mining ETF	(3,315,200)
Total Investment Companies
(Cost $(51,342,960))		(43,740,962)
Total Short Positions - (36.3)%
(Cost $(1,549,357,186))		$(1,496,803,691)

ABSOLUTE STRATEGIES FUND
SCHEDULE OF CALL AND PUT OPTIONS WRITTEN
JUNE 30, 2012 (Unaudited)

	Security	Strike	Exp.
Contracts	Description	Price	Date	Value
Written Options - (0.7)%
Call Options Written - (0.2)%
(50)	Amazon.com, Inc.	$250.00	10/12	$(38,000)
(45)	Amazon.com, Inc.	175.00	01/13	(270,338)
(65)	Apple, Inc.	500.00	01/13	(689,000)
(2,625)	Bed Bath & Beyond, Inc.	65.00	11/12	(748,125)
(225)	Bed Bath & Beyond, Inc.	60.00	01/13	(144,000)
(2,900)	iShares Russell 2000 Index Fund	81.00	11/12	(1,055,600)
(5,950)	SPDR S&P 500 ETF Trust	140.00	01/13	(2,927,400)
Total Call Options Written
(Premiums Received $(5,977,633))				(5,872,463)

Put Options Written - (0.5)%
(500)	Accenture PLC	40.00	01/13	(40,000)
(50)	Amazon.com, Inc.	200.00	10/12	(36,250)
(135)	Amazon.com, Inc.	155.00	01/13	(60,750)
(70)	Apple, Inc.	475.00	01/13	(128,940)
(6,800)	Bank of America Corp.	7.50	01/13	(537,200)
(1,750)	Bed Bath & Beyond, Inc.	60.00	01/13	(787,500)
(475)	Berkshire Hathaway, Inc., Class B	70.00	12/12	(48,450)
(1,700)	Berkshire Hathaway, Inc., Class B	90.00	01/13	(1,402,500)
(1,275)	CarMax, Inc.	35.00	10/12	(1,134,750)
(275)	Costco Wholesale Corp.	80.00	07/12	(1,375)
(500)	Expeditors International of Washington	32.50	01/13	(67,500)
(67)	Google, Inc., Class A	490.00	12/12	(89,780)
(5,800)	iShares Russell 2000 Index Fund	70.00	11/12	(1,241,200)
(630)	Johnson & Johnson	52.50	01/13	(10,080)
(1,400)	JPMorgan Chase & Co.	35.00	01/13	(931,000)
(425)	Kohl's Corp.	57.50	01/13	(552,500)
(450)	Kohl's Corp.	50.00	01/13	(299,250)
(730)	Kohl's Corp.	38.00	01/13	(109,500)
(1,400)	Lowe's Cos., Inc.	30.00	01/13	(515,200)
(1,475)	Lowe's Cos., Inc.	22.50	01/13	(123,900)
(5,950)	SPDR S&P 500 ETF Trust	115.00	01/13	(1,636,250)
(21,505)	SPDR S&P 500 ETF Trust	110.00	01/13	(4,645,080)
(9,305)	SPDR S&P 500 ETF Trust	80.00	01/13	(400,115)
(6,335)	SPDR S&P 500 ETF Trust	113.00	06/13	(3,465,245)
(277)	St. Jude Medical, Inc.	45.00	01/13	(191,130)
(670)	Target Corp.	50.00	01/13	(85,090)
(1,050)	Target Corp.	40.00	01/13	(42,000)
(185)	The Bank of New York Mellon Corp.	30.00	01/13	(158,637)
(1,000)	The Bank of New York Mellon Corp.	25.00	01/13	(420,000)
(460)	The Bank of New York Mellon Corp.	20.00	01/13	(62,100)
(743)	The Boeing Co.	82.50	01/13	(791,295)
(150)	The Coca-Cola Co.	77.50	01/13	(53,250)
(500)	The Goldman Sachs Group, Inc.	95.00	01/13	(472,500)
(775)	The Walt Disney Co.	45.00	01/13	(182,125)
(725)	USG Corp.	15.00	01/13	(134,125)
(580)	USG Corp.	12.50	01/13	(60,900)
(1,400)	Walgreen Co.	30.00	01/13	(380,800)
(1,050)	Wal-Mart Stores, Inc.	40.00	01/13	(23,100)
Total Put Options Written
(Premiums Received $(35,193,293))				(21,321,367)
Total Written Options - (0.7)%
(Premiums Received $(41,170,926))				$(27,193,830)

ABSOLUTE STRATEGIES FUND
NOTES TO SCHEDULES OF INVESTMENTS, SECURITIES SOLD SHORT AND CALL AND PUT OPTIONS WRITTEN
JUNE 30, 2012 (Unaudited)

ADR	American Depositary Receipt
BKNT	Bank Note
ETF	Exchange Traded Fund
ETN	Exchange Traded Note
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LLC	Limited Liability Company
LP	Limited Partnership
MTN	Medium Term Note
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	All or a portion of this security is held as collateral for securities sold short.
(b)	Non-income producing security.
(c)	Subject to call option written by the Fund.
(d)	Subject to put option written by the Fund.
(e)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $234,125,882 or 5.7% of net assets.
(f)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $13,388,247 or 0.3% of net assets.
(g)	Variable rate security. Rate presented is as of June 30, 2012.
(h)	Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of June 30, 2012.
(i)	Security is currently in default and is on scheduled interest or principal payment.
(j)	Zero coupon bond. Interest rate presented is yield to maturity.
(k)	Rate presented is yield to maturity.
(l)
Holders of Comdisco Holding Co., Inc. were issued contingent equity distribution rights pursuant to the Comdisco, Inc. First Amended Joint Plan of Reorganization. Accordingly, there is no associated strike price or expiration date.

A summary of outstanding credit default swap agreements held by the fund at June 30, 2012, is as follows:
AFA
Credit Default Swaps – Sell Protection
	Counterparty	Reference Entity / Obligation	Receive Rate	Termination Date	Credit Spread as of 06/30/12(1)	Notional Amount	Net Unrealized Appreciation (Depreciation)
	Barclays	Index ABS CDS	0.76%	01/25/38	0.76%	$(2,253,447)	$(7,769)
	Barclays	Index CDX HY CDS	5.00%	06/20/17	5.00	(990,000)	43,287
							$35,518

AFA

(1) Credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer.  Credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract.

The aggregate cash/securities held as collateral for the above Barclays counterparty was $1,503,252 as of June 30, 2012.  The notional amounts are equal to the potential payment that the Fund could be required to make as a seller of credit protection.

The Fund enters contracts to sell protection to create a long credit position. Credit events that could require payment are bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.

AFA
At June 30, 2012, the Fund held the following futures contracts:

Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
6	U.S. 10-year Note Future	9/28/2012	$797,596	$2,654
12	U.S. Ultra Bond Future	9/28/2012	1,986,564	15,561
(600)	Euro FX Currency Future	9/20/2012	(93,830,400)	(1,179,600)
(4,600)	Russell 2000 Mini Future	9/21/2012	(347,420,750)	(18,463,250)
(3,900)	S&P 500 Emini Future	9/21/2012	(252,247,125)	(12,270,375)
(855)	U.S. 10-year Note Future	9/28/2012	(113,715,804)	(319,821)
(40)	U.S. 2-year Note Future	9/28/2012	(8,817,504)	10,004
(160)	U.S. 5-year Note Future	9/28/2012	(19,901,248)	66,248
(20)	U.S. Long Bond Future	9/28/2012	(3,015,626)	56,251
			$(836,164,297)	$(32,082,328)
AFA
* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$561,199,365
Gross Unrealized Depreciation	(171,820,821)
Net Unrealized Appreciation	$389,378,544

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilities as of June 30, 2012.

	Level 1	Level 2	Level 3	Total
Assets
Investments At Value
Common Stock
Consumer Discretionary	$374,638,251	$-	$-	$374,638,251
Consumer Staples	249,044,933	-	-	249,044,933
Energy	97,198,170	-	-	97,198,170
Financial	265,406,569	-	-	265,406,569
Healthcare	196,835,215	-	-	196,835,215
Industrial	85,726,997	-	-	85,726,997
Information Technology	170,158,813	-	-	170,158,813
Materials	51,449,363	-	-	51,449,363
Telecommunication Services	109,941,839	-	-	109,941,839
Utilities	28,186,330	-	-	28,186,330
Preferred Stock
Consumer Discretionary	9,150,637	-	-	9,150,637
Consumer Staples	-	3,414,221	-	3,414,221
Energy	9,874,620	2,046,439	-	11,921,059
Financial	35,179,669	887,455	1,575,118	37,642,242
Healthcare	8,337,421	-	-	8,337,421
Industrial	3,421,664	-	-	3,421,664
Materials	3,074,749	-	-	3,074,749
Utilities	4,339,321	-	-	4,339,321
Asset Backed Obligations	-	257,527,736	4,246,376	261,774,112
Corporate Convertible Bonds	-	663,233,101	4,032,604	667,265,705
Corporate Non-Convertible Bonds	-	96,051,472	3,534,149	99,585,621
Exchange Traded Notes	726,628	-	-	726,628
Foreign Government Bonds	-	1,035,250	-	1,035,250
Interest Only Bonds	-	3,798,695	-	3,798,695
Municipal Bonds	-	5,741,885	-	5,741,885
Syndicated Loans	-	6,189,070	-	6,189,070
U.S. Government & Agency Obligations	-	65,449,782	-	65,449,782
Rights	11,100	-	-	11,100
Investment Companies	346,158,943	-	-	346,158,943
Commercial Paper	-	4,184,854	-	4,184,854
Purchased Options	59,637,242	-	-	59,637,243
Total Investments At Value	$2,108,498,474	$1,109,559,960	$13,388,247	$3,231,446,681

Other Financial Instruments**
Credit Default Swaps	-	43,287	-	43,287
Futures	150,718	-	-	150,718
Total Assets	$2,108,649,192	$1,109,603,247	$13,388,247	$3,231,640,686

	Level 1	Level 2	Level 3	Total
Liabilities
Securities Sold Short
Common Stock	$(1,453,062,729)	$-	$-	$(1,453,062,729)
Investment Companies	(43,740,962)	-	-	(43,740,962)
Total Securities Sold Short	$(1,496,803,691)	$-	$-	$(1,496,803,691)
Other Financial Instruments**
Written Options	(27,193,831)	-	-	(27,193,831)
Credit Default Swaps		(7,769)		(7,769)
Futures	(32,233,046)	-	-	(32,233,046)
Total Other Financial Instruments	$(59,426,877)	$(7,769)	$-	$(59,434,464)
Total Liabilities	$(1,556,230,568)	$(7,769)	$-	$(1,556,238,337)

** Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments and Schedule of Securities Sold Short, such as futures and credit default swaps, which are valued at the unrealized appreciation (depreciation) of the instrument. Written options are reported at their market value at period end.

The following is a reconciliation of Level 3 Investments for which significant unobservable inputs were used to determine fair value.

	Common Stock	Preferred Stock	Asset Backed Obligations	Corporate Convertible Bonds	Corporate Non-Convertible Bonds
Balance as of 03/31/12	$1,058,581	$488,813	$2,347,070	$7,015,907	$326,637
Accrued Accretion /(Amortization)	-	-	14,134	22,533	-
Realized Gain / (Loss)	-	-	-	-	-
Change in Unrealized Appreciation / (Depreciation)	-	-	(23,249)	(5,234)	(3,508)
Purchases	-	1,575,118	-	-	-
Sales	-	-	-	-	-
Paydowns / Calls	-	-	-	-	-
Transfers In / (Out)	(1,058,581)	(488,813)	1,908,421	(3,000,602)	3,211,020
Balance as of 06/30/12	$-	$1,575,118	$4,246,376	$4,032,604	3,534,149
Net change in unrealized appreciation / (depreciation) from investments held as of 06/30/12	$-	$178,118	$(28,465)	$(286,857)	$(113,463)

The Fund utilizes the end of period methodology when determining transfers in or out of the level 3 category.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

ABSOLUTE OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2012 (Unaudited)

	Security
Shares	Description			Value
Long Positions - 74.4%
Equity Securities - 39.3%
Common Stock - 39.3%
Consumer Discretionary - 7.3%
2,118	Amazon.com, Inc. (a)			$483,645
73,702	Barnes & Noble, Inc. (a)			1,213,135
7,704	Beacon Roofing Supply, Inc. (a)			194,295
7,716	Buffalo Wild Wings, Inc. (a)			668,514
577	Chipotle Mexican Grill, Inc. (a)			219,231
96,333	Cooper-Standard Holding, Inc. (a)			3,540,238
3,101	Costco Wholesale Corp.			294,595
5,779	Deckers Outdoor Corp. (a)			254,334
5,779	Delphi Automotive PLC (a)			147,364
7,706	DR Horton, Inc.			141,636
1,540	Equinix, Inc. (a)			270,501
7,703	Fastenal Co.			310,508
65,676	Ford Motor Co.			629,833
162,030	General Motors Co. (a)			3,195,232
15,410	Las Vegas Sands Corp.			670,181
3,853	Lennar Corp., Class A			119,096
19,322	Lowe's Cos., Inc.			549,518
1,925	Lululemon Athletica, Inc. (a)			114,788
11,993	Macy's, Inc.			411,960
11,557	Michael Kors Holdings, Ltd. (a)			483,545
3,545	Motors Liquidation Co. GUC Trust (a)			43,426
225,885	Nevada Gold & Casinos, Inc. (a)(b)			259,768
1,541	NIKE, Inc., Class B			135,269
15,495	Penske Auto Group, Inc.			329,114
191,661	PEP Boys-Manny Moe & Jack (b)			1,897,444
228,065	PHH Corp. (a)			3,986,576
30,805	Pulte Group, Inc. (a)			329,613
3,081	Ralph Lauren Corp.			431,525
178,038	Regis Corp.			3,197,562
23,270	Shuffle Master, Inc. (a)			321,126
30,799	Southwest Airlines Co.			283,967
9,631	Starbucks Corp.			513,525
787	Susser Holdings Corp. (a)			29,253
26,970	The Gap, Inc.			737,899
10,160	The Home Depot, Inc.			538,378
30,799	The Jones Group, Inc.			294,438
11,598	The Walt Disney Co.			562,503
7,702	Tiffany & Co.			407,821
317,500	Tigrent, Inc. (a)			65,103
171,945	Titan International, Inc. (b)			4,217,811
5,777	Under Armour, Inc., Class A (a)			545,811
				33,040,081
Consumer Staples - 4.1%
30,817	ABIOMED, Inc. (a)			703,244
224,265	ACCO Brands Corp. (a)(b)			2,318,900
36,446	Blyth, Inc.			1,259,574
2,697	Celgene Corp. (a)			173,040
406,676	Grifols SA, ADR (a)			3,904,090
6,072	Harris Teeter Supermarkets, Inc.			248,891
140,927	Ingles Markets, Inc., Class A (b)			2,259,060
1,118	Intuitive Surgical, Inc. (a)			619,137
35,088	MGP Ingredients, Inc. (b)			112,632
360,720	Novasep - NVHL SA (a)(c)			776,034
592,372	QLT, Inc. (a)(b)			4,513,875
2,697	The Estee Lauder Cos., Inc.			145,962
11,553	The Fresh Market, Inc. (a)			619,587
30,648	The Kroger Co. (b)			710,727
2,312	Whole Foods Market, Inc.			220,380
				18,585,133
Energy - 9.4%
38,529	Alpha Natural Resources, Inc. (a)			335,588
2,762	BP Prudhoe Bay Royalty Trust			321,966
1,658,245	Connacher Oil and Gas, Ltd. (a)			773,663
142,906	Energy XXI Bermuda, Ltd. (b)			4,471,529
9,525	Helix Energy Solutions Group, Inc. (a)			156,305
96,028	Kinder Morgan, Inc. (b)			3,094,022
32,268	Kodiak Oil & Gas Corp. (a)			264,920
42,829	Marathon Petroleum Corp. (b)			1,923,879
42,164	McMoRan Exploration Co. (a)			534,218
27,337	Mitcham Industries, Inc. (a)(b)			463,909
829,934	Primary Energy Recycling Corp. (a)			3,831,342
28,740	QEP Resources, Inc.			861,338
333,778	Resolute Energy Corp. (a)			3,194,255
116,402	Rose Rock Midstream LP (b)			2,864,653
4,047	SEACOR Holdings, Inc. (a)(b)			361,721
162,777	SemGroup Corp., Class A (a)(b)			5,197,470
279,607	SunCoke Energy, Inc. (a)(b)			4,096,243
259,773	Tesoro Corp. (a)(b)			6,483,934
193,210	Tetra Technologies, Inc. (a)(b)			1,377,587
11,552	The Williams Cos., Inc.			332,929
67,958	Valero Energy Corp. (b)			1,641,186
				42,582,657
Financial - 3.9%
574,260	Alm Brand A/S (a)			1,153,427
5,779	American International Group, Inc. (a)(d)			185,448
7,696	Berkshire Hathaway, Inc., Class B (a)			641,308
1,926	BlackRock, Inc.			327,073
7,703	Capital One Financial Corp.			421,046
163,445	Coventree, Inc. (a)(c)			168,566
264,727	Forest City Enterprises, Inc., Class A (a)			3,865,014
61,765	Granite Real Estate, Inc. REIT			2,094,451
11,560	Invesco, Ltd.			261,256
77,654	Lender Processing Services, Inc.			1,963,093
417	Mastercard, Inc., Class A			179,356
436,902	MGIC Investment Corp. (a)(b)			1,258,278
7,704	Oaktree Capital Group, LLC			272,337
495,307	Old Republic International Corp.			4,106,095
1,930	The Goldman Sachs Group, Inc.			185,010
15,412	Wells Fargo & Co.			515,377
				17,597,135
Healthcare - 0.8%
336,900	Allscripts Healthcare Solutions, Inc. (a)			3,682,317

Industrial - 3.7%
439,007	Air Transport Services Group, Inc. (a)(b)			2,282,836
75,405	Darling International, Inc. (a)			1,243,429
67,516	EnPro Industries, Inc. (a)(b)			2,523,073
267,804	Exelis, Inc.			2,640,547
18,812	Genesee & Wyoming, Inc. (a)			994,026
187,838	Great Lakes Dredge & Dock Corp. (b)			1,337,407
1,953,260	Kvaerner ASA			4,367,101
388,469	Rentech, Inc. (a)			800,246
9,245	The Boeing Co.			686,904
				16,875,569
Information Technology - 0.9%
1,541	Apple, Inc. (a)			899,944
769,279	CareView Communications, Inc. (a)			1,038,526
3,852	Citrix Systems, Inc. (a)			323,337
3,905	F5 Networks, Inc. (a)			388,782
3,082	International Business Machines Corp.			602,777
13,505	Seagate Technology PLC			333,979
3,850	ServiceNow, Inc. (a)			94,710
2,697	VMware, Inc., Class A (a)			245,535
				3,927,590
Materials - 3.5%
79,359	Alexco Resource Corp. (a)(b)			349,973
14,286	Boise, Inc. (a)			94,002
27,673	Clearwater Paper Corp. (a)(b)			944,203
53,392	Coeur d'Alene Mines Corp. (a)(b)			937,563
51,500	Domtar Corp. (b)			3,950,565
180,550	Fortuna Silver Mines, Inc. (a)(b)			622,897
152,206	Gabriel Resources, Ltd. (a)			231,725
23,564	Goldcorp, Inc. (b)			885,535
74,125	Kinross Gold Corp. (b)			604,119
157,655	Kirkland Lake Gold, Inc. (a)			1,697,180
101,183	Lake Shore Gold Corp. (a)			90,440
35,120	NovaCopper, Inc. (a)			70,591
243,558	Novagold Resources, Inc. (a)(b)			1,285,986
4,380	Potash Corp. of Saskatchewan, Inc.			191,362
146,290	San Gold Corp. (a)			133,631
29,467	Silver Wheaton Corp. (b)			790,894
432,456	Sprott Resource Corp. (a)			1,686,328
28,860	The Mosaic Co. (b)			1,580,374
				16,147,368
Telecommunication Services - 5.7%
2,847,993	Cable & Wireless Worldwide PLC (a)			1,690,487
50,875	Charter Communications, Inc. (a)(b)			3,605,511
1,112,919	Cincinnati Bell, Inc. (a)(b)			4,140,059
105,624	Colt Group SA (a)			206,613
656,205	Comverse Technology, Inc. (a)			3,819,113
106,350	Digital Generation, Inc. (a)			1,315,549
3,082	Discovery Communications, Inc., Class A (a)			166,428
60,888	Liberty Media Corp. - Liberty Capital, Class A (a)			5,352,664
6,057	Promotora de Informaciones SA, Class B, ADR			17,384
8,267	United Online, Inc.			34,887
167,471	Vodafone Group PLC, ADR			4,719,333
38,592	WebMD Health Corp. (a)			791,522
				25,859,550
Total Common Stock
(Cost $162,282,479)				178,297,400
Total Equity Securities
(Cost $162,282,479)				178,297,400

	Security
Principal	Description	Rate	Maturity	Value
Fixed Income Securities - 13.1%
Asset Backed Obligations - 0.8%
$1,384,231	Punch Taverns Finance B, Ltd.	7.37%	06/30/22	1,804,789
770,000	Punch Taverns Finance B, Ltd.	8.44	06/30/25	693,414
1,174,000	Punch Taverns Finance B, Ltd.	6.96	06/30/28	1,029,650
Total Asset Backed Obligations
(Cost $3,585,021)				3,527,853

Corporate Convertible Bonds - 2.5%
Energy - 0.3%
1,375,000	Newpark Resources, Inc. (b)	4.00	10/1/17	1,307,969

Financial - 1.2%
1,000,000	CompuCredit Holdings Corp.	5.88	11/30/35	415,000
2,819,000	Hilltop Holdings, Inc. (b)	7.50	08/15/25	3,132,614
280,615	Orco Property Group, MTN, Series WW (c)	4.50	04/30/20	117,189
3,972,192	Orco Property Group, Series ORC (c)	1.00	04/30/20	1,834,784
				5,499,587
Industrial - 0.4%
500,000	General Cable Corp. (b)	0.88	11/15/13	478,125
1,300,000	MasTec, Inc. (b)	4.00	06/15/14	1,569,750
				2,047,875
Materials - 0.6%
50,000	AngloGold Ashanti Holdings Finance PLC (b)(e)	3.50	05/22/14	53,187
2,247,000	Goldcorp, Inc. (b)	2.00	08/01/14	2,541,919
				2,595,106
Total Corporate Convertible Bonds
(Cost $10,744,498)				11,450,537

Corporate Non-Convertible Bonds - 6.0%
Consumer Discretionary - 1.4%
880,000	Dillard's, Inc. (b)	7.88	01/01/23	920,700
880,000	Dillard's, Inc. (b)	7.75	05/15/27	873,400
2,820,000	Greektown Superholdings, Inc., Series A (b)	13.00	07/01/15	3,094,950
1,760,000	New Albertsons, Inc., MTN, Series C (b)	6.63	06/01/28	1,223,200
10,000	Service Corp. International (b)	7.88	02/01/13	10,250
				6,122,500
Consumer Staples - 0.3%
267,000	Novasep Holding SAS	8.00	12/15/16	216,270
1,442,000	Novasep Holding SAS (e)	8.00	12/15/16	1,168,020
				1,384,290
Energy - 0.9%
75,000	Denbury Resources, Inc. (b)	9.75	03/01/16	82,781
501,000	Encore Acquisition Co. (b)	9.50	05/01/16	549,847
1,500,000	Holly Energy Partners LP/Holly Energy Finance Corp. (b)	8.25	03/15/18	1,597,500
1,150,000	McMoRan Exploration Co. (b)	11.88	11/15/14	1,187,375
700,000	SEACOR Holdings, Inc. (b)	7.38	10/01/19	760,243
				4,177,746
Financial - 1.3%
7,433,684	Orco Property Group (c)	2.50	04/30/20	3,316,081
2,696,433	Signature Group Holdings, Inc.	9.00	12/31/16	2,136,923
500,000	Woodside Finance, Ltd. (b)(e)	5.00	11/15/13	521,469
				5,974,473
Industrial - 0.6%
1,760,000	Darling International, Inc. (b)	8.50	12/15/18	1,984,400
500,000	MasTec, Inc. (b)	7.63	02/01/17	521,250
				2,505,650
Information Technology - 0.1%
672,000	MEMC Electronic Materials, Inc.	7.75	04/01/19	534,240

Materials - 0.8%
1,000,000	Allegheny Ludlum Corp. (b)	6.95	12/15/25	1,192,989
365,000	Clearwater Paper Corp. (b)	7.13	11/01/18	386,900
695,000	Freeport-McMoRan Corp. (b)	9.50	06/01/31	998,975
1,000,000	Freeport-McMoRan Corp. (b)	6.13	03/15/34	1,066,405
				3,645,269
Telecommunication Services - 0.6%
1,255,000	OTE PLC, MTN	5.00	08/05/13	1,287,238
947,000	OTE PLC, MTN	7.25	04/08/14	857,523
939,000	OTE PLC, MTN (f)	7.25	02/12/15	760,526
				2,905,287
Total Corporate Non-Convertible Bonds
(Cost $26,106,273)				27,249,455

Syndicated Loans - 0.5%
2,889,715	Cinram International, Inc.	10.25	12/31/13	707,980
1,720,800	Walter Investment Management	12.50	12/31/16	1,786,767
Total Syndicated Loans
(Cost $3,388,260)				2,494,747

U.S. Government & Agency Obligations - 3.3%
U.S. Treasury Securities - 3.3%
5,000,000	U.S. Treasury Bill (g)	0.07	08/16/12	4,999,735
5,000,000	U.S. Treasury Bill (g)	0.06	08/23/12	4,999,695
5,000,000	U.S. Treasury Bill (b)(g)	0.07	09/13/12	4,999,240
				14,998,670
Total U.S. Government & Agency Obligations
(Cost $14,998,382)				14,998,670
Total Fixed Income Securities
(Cost $58,822,434)				59,721,262

	Security
Shares	Description			Value
Warrants - 1.5%
175,929	Bank of America Corp. (a)			621,029
113,527	General Motors Co. (a)			1,251,067
2,233,824	Kinder Morgan, Inc. (a)(b)			4,825,060
117,557	Kinross Gold Corp. (a)			46,187
3,690	Orco Property Group (a)			4,670
Total Warrants
(Cost $6,505,941)				6,748,013

Investment Companies - 1.1%
26,833	Central GoldTrust (a)(b)			1,620,713
27,680	iShares Silver Trust (a)(b)			737,672
19,446	Market Vectors Junior Gold Miners ETF			372,780
152,584	Sprott Physical Gold Trust (a)(b)			2,104,133
Total Investment Companies
(Cost $5,303,046)				4,835,298

	Security
Principal	Description	Rate	Maturity	Value
Short-Term Investments - 17.8%
Commercial Paper - 17.8%
$1,500,000	Airgas, Inc.	0.50%	08/27/12	1,498,813
2,500,000	American Electric Power Co.	0.40	07/09/12	2,499,778
2,500,000	American Electric Power Co.	0.40	07/12/12	2,499,695
3,800,000	Bacardi Corp.	0.45	07/25/12	3,798,860
3,500,000	Calegene Corp.	0.43	07/06/12	3,499,791
4,100,000	Clorox Co. (b)	0.42	07/18/12	4,099,187
4,000,000	Coca-Cola Enterprises (b)	0.40	08/13/12	3,998,089
1,000,000	Coca-Cola Enterprises	0.45	09/10/12	999,113
4,000,000	Duke Energy Corp.	0.41	07/03/12	3,999,909
1,500,000	Ecolab, Inc.	0.47	07/16/12	1,499,706
2,500,000	Ecolab, Inc.	0.43	07/30/12	2,499,134
3,500,000	Florida Power Corp.	0.50	07/11/12	3,499,514
4,000,000	Hasbro, Inc. (b)	0.42	07/18/12	3,999,207
2,500,000	Integrys Energy Group	0.42	07/11/12	2,499,708
2,500,000	Kansas City Power & Light	0.45	08/01/12	2,499,031
5,000,000	Kroger Co.	0.42	07/03/12	4,999,883
2,500,000	Marathon Oil Corp.	0.43	07/09/12	2,499,761
4,000,000	NSTAR	0.40	07/03/12	3,999,911
3,500,000	Omnicom Capital, Inc.	0.40	07/23/12	3,499,183
3,200,000	Oneok, Inc.	0.41	07/30/12	3,198,943
4,000,000	Reed Elsevier, Inc.	0.43	07/12/12	3,999,474
2,600,000	South Carolina Electric & Gas	0.43	07/24/12	2,599,286
5,000,000	Tyco Electronics Group SA	0.39	07/02/12	4,999,946
1,827,000	VF Corp.	0.45	08/20/12	1,825,858
1,485,000	VF Corp.	0.50	09/10/12	1,483,536
2,000,000	Virginia Electric Power	0.50	09/17/12	1,997,833
2,500,000	Westar Energy, Inc.	0.44	07/13/12	2,499,633
Total Commercial Paper
(Cost $80,992,782)				80,992,782
Total Short-Term Investments
(Cost $80,992,782)				80,992,782

	Security	Strike	Exp.
Contracts	Description	Price	Date	Value
Purchased Options - 1.6%
Call Options Purchased - 0.6%
1,997	American International Group, Inc.	$35.00	11/12	309,535
3,850	Ford Motor Co.	10.00	08/12	100,100
806	Goldcorp, Inc.	50.00	07/12	806
978	Goldcorp, Inc.	40.00	01/13	303,180
425	Iron Mountain, Inc.	35.00	07/12	3,400
2,767	iShares FTSE China 25 Index Fund	36.00	08/12	99,612
385	iShares MSCI Brazil Index Fund	55.00	12/12	88,550
160	Kinross Gold Corp.	17.50	01/13	800
1,170	Marathon Petroleum Corp.	42.50	01/13	672,750
463	Market Vectors - Gold Miners ETF	55.00	09/12	14,816
1,385	Market Vectors - Gold Miners ETF	50.00	01/13	346,250
315	SPDR Gold Trust	165.00	01/13	193,725
2,310	SPDR S&P 500 ETF Trust	150.00	01/13	256,410
93	The Mosaic Co.	57.50	01/13	40,920
Total Call Options Purchased
(Premiums Paid $2,118,609)				2,430,854

Put Options Purchased - 1.0%
79	Amazon.com, Inc.	200.00	01/13	101,120
386	CBOE Volatility Binary	20.00	07/12	73,340
145	Dick's Sporting Goods, Inc.	43.00	12/12	39,875
552	Dollar Tree, Inc.	38.75	08/12	2,760
246	Dollar Tree, Inc.	48.75	11/12	50,430
348	Dollar Tree, Inc.	47.50	01/13	75,690
3,306	Exxon Mobil Corp.	80.00	01/13	1,130,652
1,926	Financial Select Sector SPDR Fund	14.00	08/12	52,002
1,155	iShares Barclays 20+ Year Index Fund	120.00	08/12	123,585
1,652	iShares Dow Jones U.S. Real Estate Index Fund	55.00	01/13	280,014
1,109	iShares MSCI Emerging Markets Index Fund	36.00	01/13	232,890
1,080	iShares Russell 2000 Index Fund	71.00	03/13	486,000
126	Salesforce.com, Inc.	125.00	01/13	152,460
743	Seadrill, Ltd.	29.65	01/13	137,455
174	Simon Property Group, Inc. REIT	144.80	01/13	131,370
128	Southern Copper Corp.	29.00	09/12	13,440
1,461	Southern Copper Corp.	25.00	01/13	181,164
3,145	SPDR S&P 500 ETF Trust	125.00	08/12	223,295
1,520	SPDR S&P 500 ETF Trust	124.00	01/13	699,200
43	SPDR S&P Oil & Gas Exploration & Production ETF	48.00	01/13	19,457
295	SPDR S&P Oil & Gas Exploration & Production ETF	46.00	01/13	112,100
116	SPDR S&P Retail ETF	55.00	01/13	38,860
1,119	SPDR S&P Retail ETF	54.00	01/13	296,535
257	Whole Foods Market, Inc.	75.00	08/12	12,079
203	Whole Foods Market, Inc.	65.00	08/12	3,350
Total Put Options Purchased				4,669,123
(Premiums Paid $6,661,180)
Total Purchased Options
(Premiums Paid $8,779,789)				7,099,977
Total Long Positions - 74.4%
(Cost $322,686,471)*				$337,694,732
Total Short Positions - (19.6)%
(Cost $(86,471,545))*				(89,020,862)
Total Written Options - (0.0)%
(Premiums Received $(478,257))*				(137,732)
Other Assets & Liabilities, Net – 45.3%				205,501,214
Net Assets – 100.0%				$454,037,352

ABSOLUTE OPPORTUNITIES FUND
SCHEDULE OF SECURITIES SOLD SHORT
JUNE 30, 2012 (Unaudited)

	Security
Shares	Description			Value
Short Positions - (19.6)%
Common Stock - (9.2)%
Consumer Discretionary - (2.9)%
(80,006)	American Axle & Manufacturing Holdings, Inc.			$(839,263)
(6,206)	Autoliv, Inc.			(339,220)
(27,686)	Brinker International, Inc.			(882,353)
(41,444)	Dick's Sporting Goods, Inc.			(1,989,312)
(2,335)	Equinix, Inc.			(410,143)
(89,520)	Grand Canyon Education, Inc.			(1,874,549)
(11,355)	Group 1 Automotive, Inc.			(517,902)
(40,165)	Hanesbrands, Inc.			(1,113,775)
(16,798)	Knoll, Inc.			(225,429)
(25,310)	Newell Rubbermaid, Inc.			(459,123)
(29,074)	Penske Auto Group, Inc.			(617,532)
(28,557)	WESCO International, Inc.			(1,643,455)
(11,580)	WW Grainger, Inc.			(2,214,559)
				(13,126,615)
Consumer Staples - (0.6)%
(49,613)	ExamWorks Group, Inc.			(656,380)
(17,025)	Ritchie Bros. Auctioneers, Inc.			(361,781)
(88,693)	Serco Group PLC			(744,539)
(11,618)	Whole Foods Market, Inc.			(1,107,428)
				(2,870,128)
Energy - (0.6)%
(20,851)	Gulfport Energy Corp.			(430,156)
(7,518)	InterOil Corp.			(524,004)
(13,573)	Oneok, Inc.			(574,274)
(25,988)	Targa Resources Corp.			(1,109,688)
				(2,638,122)
Financial - (1.1)%
(14,915)	Coresite Realty Corp. REIT			(385,105)
(30,462)	Digital Realty Trust, Inc. REIT			(2,286,782)
(28,097)	DuPont Fabros Technology, Inc. REIT			(802,450)
(15,065)	Societe Generale SA			(350,982)
(19,530)	The Macerich Co. REIT			(1,153,247)
				(4,978,566)
Industrial - (1.9)%
(5,348)	3M Co.			(479,181)
(5,429)	Acuity Brands, Inc.			(276,390)
(17,889)	Bristow Group, Inc.			(727,546)
(8,362)	CNH Global NV			(324,947)
(73,352)	General Electric Co.			(1,528,656)
(65,597)	IMI PLC			(854,240)
(24,379)	Legrand SA			(825,435)
(1,951)	Nexans SA			(75,354)
(14,200)	Nordson Corp.			(728,318)
(48,100)	Rexel SA			(819,621)
(32,833)	Sensata Technologies Holding NV			(879,268)
(42,865)	SKF AB, Class B			(842,124)
(2,730)	Texas Industries, Inc.			(106,497)
				(8,467,577)
Information Technology - (0.0)%
(1,784)	Salesforce.com, Inc.			(246,656)

Materials - (1.3)%
(9,710)	Air Liquide SA			(1,106,534)
(8,741)	Assore, Ltd.			(319,597)
(208,277)	Fortescue Metals Group, Ltd.			(1,044,540)
(17,485)	Kumba Iron Ore, Ltd.			(1,173,331)
(70,085)	Southern Copper Corp.			(2,208,378)
				(5,852,380)
Telecommunication Services - (0.8)%
(270,093)	Cincinnati Bell, Inc.			(1,004,746)
(58,062)	Consolidated Communications Holdings, Inc.			(859,318)
(57,245)	Promotora de Informaciones SA, Class A			(27,891)
(46,802)	SureWest Communications			(986,118)
(15,081)	Viasat, Inc.			(569,609)
				(3,447,682)
Total Common Stock
(Cost $(40,373,447))				(41,627,726)

	Security
Principal	Description	Rate	Maturity	Value
Fixed Income Securities - (5.8)%
Corporate Non-Convertible Bonds - (4.9)%
Consumer Discretionary - (3.4)%
$(843,000)	Hanesbrands, Inc.	6.38%	12/15/20	(891,473)
(500,000)	Isle of Capri Casinos, Inc.	7.00	03/01/14	(501,875)
(3,587,000)	Levi Strauss & Co.	7.63	05/15/20	(3,829,122)
(3,083,000)	Pinnacle Entertainment, Inc.	8.75	05/15/20	(3,391,300)
(5,275,000)	PVH Corp.	7.38	05/15/20	(5,868,437)
(879,000)	Quiksilver, Inc.	6.88	04/15/15	(852,630)
				(15,334,837)
Consumer Staples - (0.5)%
(2,487,000)	SUPERVALU, Inc.	8.00	05/01/16	(2,530,523)

Materials - (0.6)%
(2,000,000)	The Dow Chemical Co.	7.38	11/01/29	(2,690,262)

Telecommunication Services - (0.4)%
(1,674,000)	Univision Communications, Inc.	8.50	05/15/21	(1,694,925)

Total Corporate Non-Convertible Bonds
(Cost $(21,050,691))				(22,250,547)

U.S. Treasury Securities - (0.9)%
(3,000,000)	U.S. Treasury Bond	4.38	05/15/40	(3,998,439)
Total U.S. Treasury Securities
(Cost $(3,175,268))				(3,998,439)
Total Fixed Income Securities
(Cost $(24,225,959))				(26,248,986)

	Security
Shares	Description			Value
Investment Companies - (4.6)%
(2,629)	CurrencyShares Euro Currency Trust			(330,939)
(37,228)	Eaton Vance Senior Floating-Rate Trust			(569,588)
(31,810)	iShares iBoxx $ High Yield Corporate Bond Fund			(2,901,708)
(39,048)	iShares Russell 2000 Index Fund			(3,110,173)
(26,207)	Market Vectors Oil Service ETF			(934,017)
(48,962)	SPDR Barclays Capital High Yield Bond ETF			(1,932,041)
(36,895)	SPDR S&P 500 ETF Trust			(5,027,682)
(125,754)	SPDR S&P Oil & Gas Exploration & Production ETF			(6,338,002)
Total Investment Companies
(Cost $(21,872,139))				(21,144,150)
Total Short Positions - (19.6)%
(Cost $(86,471,545))				$(89,020,862)

ABSOLUTE OPPORTUNITIES FUND
SCHEDULE OF CALL AND PUT OPTIONS WRITTEN
JUNE 30, 2012 (Unaudited)

	Security	Strike	Exp.
Contracts	Description	Price	Date	Value
Written Options - (0.0)%
Call Options Written - (0.0)%
(1,997)	American International Group, Inc.	$40.00	11/12	$(71,892)
Total Call Options Written
(Premiums Received $(95,500))				(71,892)

Put Options Written - (0.0)%
(1,926)	Financial Select Sector SPDR Fund	12.00	08/12	(9,630)
(2,555)	SPDR S&P 500 ETF Trust	115.00	08/12	(56,210)
Total Put Options Written
(Premiums Received $(382,757))				(65,840)
Total Written Options - (0.0)%
(Premiums Received $(478,257))				$(137,732)

ABSOLUTE OPPORTUNITIES FUND
NOTES TO SCHEDULES OF INVESTMENTS, SECURITIES SOLD SHORT AND CALL AND PUT OPTIONS WRITTEN
JUNE 30, 2012 (Unaudited)

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
LLC	Limited Liability Company
LP	Limited Partnership
MTN	Medium Term Note
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	All or a portion of this security is held as collateral for securities sold short.
(c)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $6,212,654 or 1.4% of net assets.
(d)	Subject to call option written by the Fund.
(e)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $1,742,676 or 0.4% of net assets.
(f)	Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of June 30, 2012.
(g)	Rate presented is yield to maturity.

A summary of outstanding credit default swap agreements held by the fund at June 30, 2012, is as follows:
AFA
Credit Default Swaps – Buy Protection
	Counterparty	Reference Entity / Obligation	Pay Rate	Termination Date	Credit Spread as of 06/30/12(1)	Notional Amount	Net Unrealized Appreciation (Depreciation)
	Deutsche Bank	Carnival Corp., 6.65%, 01/15/28	(1.00)%	12/20/17	1.23%	$5,000,000	$(100,977)
	Citigroup Global Markets, Inc.	Carnival Corp., 6.65%, 01/15/28	(1.00)	12/20/17	1.23	5,000,000	(129,705)
	Citigroup Global Markets, Inc.	Carnival Corp., 6.65%, 02/25/28	(1.00)	09/20/17	1.19	10,000,000	(251,015)
	Deutsche Bank	Carnival Corp., 6.65%, 02/25/28	(1.00)	09/20/17	1.19	10,000,000	(78,209)
	Deutsche Bank	ConAgra Foods, Inc., 7.00%, 10/01/28	(1.00)	09/20/17	0.72	10,000,000	3,360
	Citigroup Global Markets, Inc.	Darden Restaurants, Inc., 6.00%, 08/15/35	(1.00)	09/20/17	1.20	10,000,000	83,829
	Deutsche Bank	Darden Restaurants, Inc., 6.00%, 08/15/35	(1.00)	09/20/17	1.20	5,000,000	41,901
	Citigroup Global Markets, Inc.	Dow Chemical Co., 7.38%, 11/01/29	(1.00)	09/20/12	1.49	10,000,000	51,777
	Citigroup Global Markets, Inc.	Dow Chemical Co., 7.38%, 11/01/29	(1.00)	12/20/17	1.53	10,000,000	(28,851)
	Barclays Capital, Inc.	Eastman Chemical Co., 7.60%, 02/01/27	(1.00)	09/20/17	1.00	20,000,000	(54,842)
	Citigroup Global Markets, Inc.	Kimco Realty Corp., 5.98%, 07/30/12	(1.00)	12/20/17	1.51	15,000,000	(15,195)
	Citigroup Global Markets, Inc.	Kimco Realty Corp., 5.98%, 07/30/12	(1.00)	09/20/17	1.48	5,000,000	19,400
	Barclays Capital, Inc.	Kimco Realty Corp., 5.98%, 07/30/12	(1.00)	09/20/17	1.48	5,000,000	(21,601)
	Deutsche Bank	Koninklijke DSM, 4.00%, 11/10/15	(1.00)	12/20/17	0.71	10,000,000	(115,345)
	Deutsche Bank	Lowe's Cos. Inc., 5.40%, 10/15/16	(1.00)	03/20/18	0.85	10,000,000	(3,212)
	Deutsche Bank	Lowe's Cos. Inc., 5.40%, 10/15/16	(1.00)	09/20/17	0.79	5,000,000	(54,181)
	Barclays Capital, Inc.	Macy's Retail Holdings, Inc., 7.45%, 07/15/17	(1.00)	12/20/17	1.56	10,000,000	161,199
	BNP Paribas Securities Corp.	Macy's Retail Holdings, Inc., 7.45%, 07/15/17	(1.00)	09/20/17	1.51	5,000,000	63,727
	Citigroup Global Markets, Inc.	Marriott International, Inc., 5.81%, 11/10/15	(1.00)	09/20/17	1.17	5,000,000	48,578
	Barclays Capital, Inc.	Marriott International, Inc., 5.81%, 11/10/15	(1.00)	12/20/17	1.21	5,000,000	(71,296)
	Citigroup Global Markets, Inc.	Marriott International, Inc., 5.81%, 11/10/15	(1.00)	12/20/17	1.21	5,000,000	50,629
	Barclays Capital, Inc.	Marriott International, Inc., 5.81%, 11/10/15	(1.00)	09/20/17	1.17	5,000,000	33,792
	Deutsche Bank	Nordstrom, Inc., 6.95%, 03/15/28	(1.00)	12/20/17	1.17	10,000,000	103,956
	BNP Paribas Securities Corp.	Nordstrom, Inc., 6.95%, 03/15/28	(1.00)	09/20/17	1.13	5,000,000	6,674
	Citigroup Global Markets, Inc.	Nordstrom, Inc., 6.95%, 03/15/28	(1.00)	09/20/17	1.13	5,000,000	65,147
	Barclays Capital, Inc.	Nordstrom, Inc., 6.95%, 03/15/28	(1.00)	03/20/18	1.20	5,000,000	39,308
	Citigroup Global Markets, Inc.	Southwest Airlines Co., 5.25%, 10/01/14	(1.00)	12/20/17	1.76	30,000,000	42,119
	Deutsche Bank	Starwood Hotels & Resorts Worldwide Inc., 6.75%, 05/15/18	(1.00)	09/20/17	1.48	10,000,000	87,022
	BNP Paribas Securities Corp.	Starwood Hotels & Resorts Worldwide Inc., 6.75%, 05/15/18	(1.00)	09/20/17	1.48	5,000,000	(27,819)
	Citigroup Global Markets, Inc.	Starwood Hotels & Resorts Worldwide Inc., 6.75%, 05/15/18	(1.00)	09/20/17	1.48	5,000,000	55,828
	Barclays Capital, Inc.	Starwood Hotels & Resorts Worldwide Inc., 6.75%, 05/15/18	(1.00)	12/20/17	1.51	5,000,000	33,044
	Citigroup Global Markets, Inc.	Starwood Hotels & Resorts Worldwide Inc., 6.75%, 05/15/18	(1.00)	12/20/17	1.51	5,000,000	39,095
							$78,137
	AFA

(1) Credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer.  Credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract.

AFA
At June 30, 2012, the Fund held the following futures contracts:
	Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Depreciation
	(100)	Euro FX Currency Future	09/20/12	$(15,638,400)	$(196,600)
	(300)	Russell 2000 Mini Future	09/21/12	(22,657,875)	(1,204,125)
	(350)	S&P 500 Emini Future	09/21/12	(22,637,563)	(1,101,187)
				$(60,933,838)	$(2,501,912)
	AFA

	* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
	Gross Unrealized Appreciation			$32,093,349
	Gross Unrealized Depreciation			(19,293,880)
	Net Unrealized Appreciation			$12,799,469

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilities as of June 30, 2012.

	Level 1	Level 2	Level 3	Total
Assets
Investments At Value
Common Stock
Consumer Discretionary	$33,040,081	$-	$-	$33,040,081
Consumer Staples	17,809,099	-	776,034	18,585,133
Energy	42,582,657	-	-	42,582,657
Financial	17,428,569	-	168,566	17,597,135
Healthcare	3,682,317	-	-	3,682,317
Industrial	16,875,569	-	-	16,875,569
Information Technology	3,927,590	-	-	3,927,590
Materials	16,147,368	-	-	16,147,368
Telecommunication Services	25,859,550	-	-	25,859,550
Asset Backed Obligations	-	3,527,853	-	3,527,853
Corporate Convertible Bonds	-	9,498,564	1,951,973	11,450,537
Corporate Non-Convertible Bonds	-	23,933,374	3,316,081	27,249,455
Syndicated Loans	-	2,494,747	-	2,494,747
U.S. Government & Agency Obligations	-	14,998,670	-	14,998,670
Warrants	6,748,013	-	-	6,748,013
Investment Companies	4,835,298	-	-	4,835,298
Commercial Paper	-	80,992,782	-	80,992,782
Purchased Options	7,099,977	-	-	7,099,977
Total Investments At Value	$196,036,088	$135,445,990	$6,212,654	$337,694,732
Credit Default Swaps	-	1,030,385	-	1,030,385
Total Assets	$196,036,088	$136,476,375	$6,212,654	$338,725,117

Liabilities
Securities Sold Short
Common Stock	(41,627,726)	-	-	(41,627,726)
Corporate Non-Convertible Bonds	-	(22,250,547)	-	(22,250,547)
U.S. Treasury Securities	-	(3,998,439)	-	(3,998,439)
Investment Companies	(21,144,150)	-	-	(21,144,150)
Total Securities Sold Short	$(62,771,876)	$(26,248,986)	$-	$(89,020,862)
Other Financial Instruments**
Written Options	(137,732)	-	-	(137,732)
Futures	(2,501,912)	-	-	(2,501,912)
Credit Default Swaps	-	(952,248)	-	(952,248)
Total Other Financial Instruments	$(2,639,644)	$(952,248)	$-	$(3,591,892)
Total Liabilities	$(65,411,520)	$(952,248)	$-	$(92,612,754)

** Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments and Schedule of Securities Sold Short, such as futures and credit default swaps, which are valued at the unrealized appreciation (depreciation) of the instrument. Written options are reported at their market value at period end.

The following is a reconciliation of Level 3 Investments for which significant unobservable inputs were used to determine fair value.

				Corporate Non
	Common Stock	Preferred Stock	Corporate Convertible Bonds	Convertible Bonds
Balance as of 03/31/12	$696,417	$87,500	$1,871,580	$2,542,029
Accrued Accretion / (Amortization)	-	-	19,959	140,734
Realized Gain / (Loss)	6,442	-	-	-
Change in Unrealized Appreciation / (Depreciation)	(346,157)	-	349,189	54,416
Purchases	-	-	290,147	578,902
Sales	(188,136)	-	(578,902)	-
Transfers In / (Out)	776,034	(87,500)	-	(2,247,284)
Balance as of 06/30/12	$944,600	$-	$1,951,973	$3,316,081
Net change in unrealized appreciation / (depreciation) from investments held as of 06/30/12	$(530,854)	$-	$164,633	$54,416

The Fund utilizes the end of period methodology when determining transfers in or out of the level 3 category.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

BECK, MACK & OLIVER GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2012 (Unaudited)

AF	Shares	Security Description	Value

Common Stock – 72.1%
Australia - 2.1%
196,100	GrainCorp, Ltd.	$1,906,729

Belgium - 1.8%
20,700	Anheuser-Busch InBev NV, ADR	1,648,755

Bermuda - 3.7%
543,700	Archer, Ltd. (a)	973,398
14,500	Enstar Group, Ltd. (a)	1,434,630
11,350	RenaissanceRe Holdings, Ltd.	862,714
		3,270,742
Brazil - 0.9%
116,000	Diagnosticos da America SA	758,317

Canada - 16.9%
52,900	Brookfield Asset Management, Inc., Class A	1,751,556
68,140	Encana Corp.	1,419,356
3,935	Fairfax Financial Holdings, Ltd.	1,541,340
647,250	Huntingdon Capital Corp. (c)	7,641,632
207,000	Kinross Gold Corp.	1,689,588
3,718,800	Petroamerica Oil Corp. (a)	474,849
2,651,700	Petromanas Energy, Inc. (a)	559,980
		15,078,301
Hong Kong - 11.5%
35,400	Cheung Kong Holdings, Ltd.	431,666
221,000	Guoco Group, Ltd.	1,703,517
484,000	Hang Lung Properties, Ltd.	1,634,556
41,649	Henderson Land Development Co., Ltd.	228,969
530,500	Hopewell Holdings, Ltd.	1,511,230
3,600	Jardine Matheson Holdings, Ltd.	174,240
1,578,000	Value Partners Group, Ltd.	758,698
955,000	Wheelock & Co., Ltd.	3,594,506
100,000	Wynn Macau, Ltd.	232,278
		10,269,660
Indonesia - 1.4%
99,826,500	Panin Financial Tbk PT (a)	1,275,398

Japan - 11.1%
13,300	Fanuc, Ltd.	2,154,688
18,000	Japan Tobacco, Inc.	531,657
3,000	Keyence Corp.	736,348
12,100	Kyocera Corp.	1,033,878
8,100	Shimano, Inc.	526,928
78,900	Shiseido Co., Ltd.	1,238,750
46,900	Softbank Corp.	1,732,604
46,800	Toyota Industries Corp.	1,324,346
30,500	Universal Entertainment Corp.	631,482
		9,910,681

Jordan - 1.7%
147,060	Arab Bank PLC	1,487,742

Malaysia - 0.2%
65,900	Genting Bhd	195,697

Mexico - 3.0%
9,000	Coca-Cola Femsa S.A.B. de C.V., ADR	1,177,920
6,000	Fomento Economico Mexicano S.A.B. de C.V., ADR	535,500
45,800	Grupo Televisa SA, ADR	983,784
		2,697,204
Singapore - 0.6%
324,000	Global Logistic Properties, Ltd. (a)	534,565

Spain - 0.3%
100,500	Promotora de Informaciones SA, ADR	288,435

Sweden - 0.9%
41,750	Investor AB, Class A	767,107

Switzerland - 4.7%
16,199	Dufry AG (a)	1,954,154
8,220	Nestle SA	489,744
4,427	The Swatch Group AG	1,742,069
		4,185,967
United Kingdom - 3.5%
66,500	Justice Holdings, Ltd. (a)(b)	892,037
450,000	TESCO PLC	2,185,133
		3,077,170
United States – 7.8%
27,400	Berkshire Hathaway, Inc., Class B (a)	2,283,242
11,200	Kraton Performance Polymers, Inc. (a)	245,392
208,498	Leucadia National Corp.	4,434,752
		6,963,386

Total Common Stock (Cost $57,665,557)	64,315,856

Principal	Security Description	Value

Private Equity Fund - 1.3%
United States - 1.3%
$1,200,000	Brightwood Switch SPV, LP (a)(b)(c)(d)(Cost $1,200,000)	$1,173,443

Principal	Security Description	Rate	Maturity
Corporate Non-Convertible Bonds - 1.8%
Canada - 0.8%
500,000	Huntingdon Real Estate	7.50%	12/31/16	518,122
250,000	Petroamerica Oil Corp. (b)	11.50	04/19/15	245,556
				763,678
United States - 1.0%
200,000	Cemex Finance, LLC (e)	9.50	12/14/16	196,000
400,000	United Refining Co.	10.50	02/28/18	412,000
400,000	Xinergy Corp. (e)	9.25	05/15/19	266,000
				874,000

Total Corporate Non-Convertible Bonds (Cost $1,674,452)	1,637,678

Foreign Government Bonds - 1.4%
Hong Kong - 1.2%
8,000,000	Hong Kong Government Bond	0.26	08/19/13	1,032,616

Singapore - 0.2%
250,000	Singapore Government Bond	1.63	04/01/13	199,404

Total Foreign Government Bonds (Cost $1,240,650)	1,232,020

Shares

Warrants - 0.1%
14,000	Huntingdon Capital Corp. (a)	47,441
14,048,000	Panin Financial Tbk PT (a)	40,383
25	Petroamerica Oil Corp. (a)(b)	-

Total Warrants (Cost $0)	87,824

Investment Companies - 1.8%
136,626	DoubleLine Total Return Bond Fund, Class I	1,535,671

Total Investment Companies (Cost $1,513,853)	1,535,671

Contracts	Security Description	Strike Price	Exp. Date

Call Options Purchased - 0.0%
275,000	Australian Currency	$0.98	08/12	987
250,000	Australian Currency	0.99	09/12	2,667
1,000,000	Japanese Currency	100.00	01/13	349

Total Call Options Purchased (Premiums Paid $14,975)	4,003

Total Investments - 78.5% (Cost $63,309,487)*	$69,986,495

Other Assets & Liabilities, Net – 21.5%	19,213,832
Net Assets – 100.0%	$89,200,327

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $2,311,036 or 2.6% of net assets.
(c)	Affiliate.
(d)	Private equity fund purchased on 02/21/12, that invests in Switch Communications Group, LLC. Illiquid investment in which redemptions are not accepted.
(e)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $462,000 or 0.5% of net assets.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$13,133,330
Gross Unrealized Depreciation	(6,456,322)
Net Unrealized Appreciation	$6,677,008

As of June 30, 2012, the Beck, Mack & Oliver Global Equity Fund had the following forward currency contracts outstanding:

Contracts to Purchase/(Sell)		Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)
(395,561)	Australian Dollar	12/11/12	$385,000	$(14,010)
(347,893)	Brazilian Real	07/10/12	185,000	12,173
(3,092,498)	Canadian Dollars	09/21/12	3,100,000	68,193
(1,008,200)	Canadian Dollars	10/10/12	1,000,000	11,985
(2,064,200)	Canadian Dollars	12/12/12	2,000,000	(20,171)
(513,535)	Swiss Franc	11/16/12	550,000	6,833
513,535	Swiss Franc	11/16/12	(535,714)	7,453
(276,441)	Pounds Sterling	07/10/12	425,000	(7,938)
(318,289)	Pounds Sterling	09/06/12	500,000	1,604
(296,992)	Pounds Sterling	09/13/12	465,000	(39)
(4,769,500,000)	Indonesian Rupiah	11/09/12	500,000	1,301
(989,030,000)	Indonesian Rupiah	11/23/12	100,000	(3,213)
(1,739,400)	Norwegian Krone	10/02/12	300,000	8,629
(1,726,250)	Swedish Krona	07/03/12	250,000	478
(675,000)	Swedish Krona	09/05/12	100,000	2,667
				$75,945

An affiliate is an entity in which the Fund has ownership of at least 5% of the voting securities.  Transactions during the period with affiliates are as follows:

Name of Issuer	Shares/ Principal held at beginning of period	Gross Additions	Gross Reductions	Realized Gain	Shares/ Principal held at end of period	Value June 30, 2012	Investment Inc ome
Hu Huntingdon Capital Corp.	647,250	$-	$-	$-	647,250	$7,641,632	$32,750
Brightwood Switch SPV, LP	$1,200,000	-	-	-	$1,200,000	1,173,443	-

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilities as of June 30, 2012.

Level 1	Level 2	Level 3	Total

Assets
Investments At Value
Common Stock
Australia	$1,906,729	$-	$-	$1,906,729
Belgium	1,648,755	-	-	1,648,755
Bermuda	3,270,742	-	-	3,270,742
Brazil	758,317	-	-	758,317
Canada	15,078,301	-	-	15,078,301
Hong Kong	10,269,660	-	-	10,269,660
Indonesia	1,275,398	-	-	1,275,398
Japan	9,910,681	-	-	9,910,681
Jordan	1,487,742	-	-	1,487,742
Malaysia	195,697	-	-	195,697
Mexico	2,697,204	-	-	2,697,204
Singapore	534,565	-	-	534,565
Spain	288,435	-	-	288,435
Sweden	767,107	-	-	767,107
Switzerland	4,185,967	-	-	4,185,967
United Kingdom	2,185,133	892,037	-	3,077,170
United States	6,963,386	-	-	6,963,386
Private Equity Fund	-	-	1,173,443	1,173,443
Corporate Non-Convertible Bonds	-	1,392,122	245,556	1,637,678
Foreign Government Bonds	-	1,232,020	-	1,232,020
Warrants	87,824	-	-	87,824
Investment Companies	1,535,671	-	-	1,535,671
Call Options Purchased	4,003	-	-	4,003
Total Investments At Value	$65,051,317	$3,516,179	$1,418,999	$69,986,495

Other Financial Instruments**
Forward Currency Contracts	-	121,316	-	121,316
Total Assets	$65,051,317	$3,637,495	$1,418,999	$70,107,811

Liabilities
Other Financial Instruments**
Forward Currency Contracts	-	(45,371)	-	(45,371)
Total Liabilities	$-	$(45,371)	$-	$(45,371)

**
Other Financial Instruments are derivative instruments not reflected in the Total Investments in Securities, such as forward currency contracts, which are valued at their unrealized appreciation (depreciation) of the instrument at period end.

There were no significant transfers between Level 1 and Level 2 for the period ended June 30, 2012.

The following is a reconciliation of Level 3 Investments for which significant unobservable inputs were used to determine fair value.

	Corporate Non-Convertible Bonds	Private Equity Fund
Balance as of 03/31/12	$-	$1,200,000
Change in Unrealized Appreciation / (Depreciation)	(5,650)	(26,557)
Purchases	251,206	-
Balance as of 06/30/12	$245,556	$1,173,443
Net change in unrealized appreciation / (depreciation) from investments held as of 06/30/12	$(5,650)	$(26,557)

The Fund utilizes the end of period methodology when determining transfers in or out of the level 3 category.

Significant unobservable valuation inputs for Level 3 Investments as of June 30, 2012, are as follows:

					Weighted Average
Investments in Securities	Fair Value at 06/30/12	Valuation Technique(s)	Unobservable Input	Range as of 06/30/12	as of 06/30/12
Private Equity Fund – United States	$1,173,443	Market Comparables	EV/EBITDA Multiple	13.9x 2011 EBITDA (or EV of $741.1 million and equity value of $679.0 million) and 11.6x 2012 EBITDA (or EV of $795.5 million and equity value of $756.5 million)	60% Equinox, 30% Reits, 10% Other Publicly traded data center companies

Significant unobservable inputs used in the fair value measurement included enterprise value (EV) to earnings before interest, taxes, depreciation and amortization (EBITDA) ratio. A significant change in the EV/EBITDA Multiple ratio may result in a similar significant change in the fair value measurement.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

BECK, MACK & OLIVER PARTNERS FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2012 (Unaudited)

Shares	Security Description	Value

Common Stock - 98.3%
Consumer Discretionary - 4.4%
44,950	Lowe's Cos., Inc.	$1,278,378
30,750	The Gap, Inc.	841,320
		2,119,698
Consumer Staples - 2.5%
14,750	Anheuser-Busch InBev NV, ADR	1,174,838
1,850	Green Mountain Coffee Roasters, Inc. (a)	40,293
		1,215,131
Energy - 25.7%
46,800	Bristow Group, Inc.	1,903,356
72,700	Encana Corp.	1,514,341
111,600	Noble Corp. (a)	3,630,348
31,850	Plains Exploration & Production Co. (a)	1,120,483
46,350	Schlumberger, Ltd.	3,008,578
65,700	Subsea 7 SA, ADR	1,294,947
		12,472,053
Financials - 34.2%
45,800	Axis Capital Holdings, Ltd.	1,490,790
22,100	Berkshire Hathaway, Inc., Class B (a)	1,841,593
77,950	Brookfield Asset Management, Inc., Class A	2,580,145
29,900	Enstar Group, Ltd. (a)	2,958,306
6,250	Homefed Corp. (a)	144,813
151,900	Leucadia National Corp.	3,230,913
103,800	PICO Holdings, Inc. (a)	2,326,158
14,550	RenaissanceRe Holdings, Ltd.	1,105,945
29,350	U.S. Bancorp	943,896
		16,622,559
Healthcare - 15.8%
35,200	Abbott Laboratories	2,269,344
56,350	Baxter International, Inc.	2,995,002
46,850	Merck & Co., Inc.	1,955,988
5,800	Waters Corp. (a)	460,926
		7,681,260
Industrials - 8.3%
44,900	Dover Corp.	2,407,089
32,900	Fluor Corp.	1,623,286
		4,030,375
Information Technology - 5.5%
4,050	International Business Machines Corp.	792,099
92,750	Molex, Inc., Class A	1,876,332
		2,668,431

Telecommunication Services - 1.9%
42,150	Level 3 Communications, Inc. (a)	933,623

Total Common Stock (Cost $42,109,033)	47,743,130

Total Investments - 98.3% (Cost $42,109,033)*	$47,743,130

Other Assets & Liabilities, Net – 1.7%	822,702
Net Assets – 100.0%	$48,565,832
ADR	American Depositary Receipt
(a)	Non-income producing security.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$5,888,791
Gross Unrealized Depreciation	(254,694)
Net Unrealized Appreciation	$5,634,097

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2012.

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$47,743,130
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$47,743,130

The Level 1 inputs displayed in this table are Common Stock. Refer to the Schedule of Investments for a further breakout of each security by type.

There were no significant transfers between Level 1 and Level 2 for the period ended June 30, 2012.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

MERK ABSOLUTE RETURN CURRENCY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2012 (Unaudited)

Principal	Security Description		Rate	Maturity	Value in USD

U.S. Treasury Bills (a)(b) - 99.2%

$ 2,500,000	U.S. Treasury Bill		0.10%	08/23/12	$2,499,848
5,500,000	U.S. Treasury Bill		0.08	09/20/12	5,499,142
3,500,000	U.S. Treasury Bill		0.11	10/18/12	3,498,925
4,000,000	U.S. Treasury Bill		0.11	11/15/12	3,998,340
4,000,000	U.S. Treasury Bill		0.11	12/13/12	3,997,452
Total U.S. Treasury Bills (Cost $19,493,843)					19,493,707

Total Investments - 99.2% Cost ($19,493,843)*					$19,493,707

Net Unrealized Loss on Forward Currency Contracts - (3.3)%					(650,184)

Other Assets and Liabilities, Net - 4.1%					802,158
NET ASSETS - 100.0%					$19,645,681

(a) Rates shown are annualized yields at time of purchase.
(b) All or a portion of these securities are segregated to cover outstanding forward currency contract exposure.

*Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:

Gross Unrealized Appreciation		$395
Gross Unrealized Depreciation		(531)
Net Unrealized Depreciation		$(136)

As of June 30, 2012, the Merk Absolute Return Currency Fund had the following forward currency contracts outstanding:

Contracts to Purchase (Sell)		Contract Value	Settlement Date	Unrealized Gain	Unrealized (Loss)
(2,908,500)	Australian Dollar	$ (2,955,877)	07/18/12	$ -	$ (15,737)
(2,883,000)	Australian Dollar	(2,858,529)	07/18/12	-	(87,031)
(2,595,000)	Australian Dollar	(2,585,827)	07/18/12	-	(65,484)
(1,999,000)	Australian Dollar	(1,992,591)	07/18/12	-	(49,786)
(1,010,000)	Australian Dollar	(1,012,504)	07/18/12	-	(19,413)
(1,005,000)	Australian Dollar	(999,743)	07/18/12	-	(27,065)
(980,000)	Australian Dollar	(989,104)	07/18/12	-	(12,162)
(971,000)	Australian Dollar	(935,959)	07/18/12	-	(56,112)
(830,000)	Australian Dollar	(818,483)	07/18/12	-	(29,528)
(815,000)	Australian Dollar	(789,384)	07/18/12	-	(43,302)
(601,000)	Australian Dollar	(604,500)	07/18/12	-	(9,541)
(487,000)	Australian Dollar	(494,935)	07/18/12	-	(2,633)
(358,000)	Australian Dollar	(360,009)	07/18/12	-	(5,759)
95,500	Australian Dollar	94,296	07/18/12	3,276	-
154,000	Australian Dollar	149,125	07/18/12	8,217	-
592,000	Australian Dollar	595,125	07/18/12	9,721	-
830,000	Australian Dollar	822,610	07/18/12	25,401	-
846,000	Australian Dollar	847,508	07/18/12	16,850	-
1,467,000	Australian Dollar	1,473,543	07/18/12	25,291	-
2,218,000	Australian Dollar	2,265,314	07/18/12	816	-
3,888,000	Australian Dollar	3,857,973	07/18/12	114,395	-
4,132,000	Australian Dollar	4,096,998	07/18/12	124,665	-
5,559,000	Australian Dollar	5,550,750	07/18/12	128,878	-
(4,380,000)	British Pound Sterling	(6,749,120)	07/18/12	-	(110,332)
(3,524,000)	British Pound Sterling	(5,466,365)	07/18/12	-	(52,518)
(3,000,000)	British Pound Sterling	(4,653,945)	07/18/12	-	(44,310)
(1,561,000)	British Pound Sterling	(2,430,706)	07/18/12	-	(13,952)
(832,000)	British Pound Sterling	(1,301,642)	07/18/12	-	(1,340)
(757,000)	British Pound Sterling	(1,163,827)	07/18/12	-	(21,699)
(739,000)	British Pound Sterling	(1,146,487)	07/18/12	-	(10,850)
(609,000)	British Pound Sterling	(957,730)	07/18/12	3,984	-
(578,000)	British Pound Sterling	(902,352)	07/18/12	-	(2,845)
(513,500)	British Pound Sterling	(798,051)	07/18/12	-	(6,133)
(471,000)	British Pound Sterling	(731,852)	07/18/12	-	(5,774)
35,000	British Pound Sterling	54,205	07/18/12	608	-
37,000	British Pound Sterling	57,592	07/18/12	353	-
55,500	British Pound Sterling	85,351	07/18/12	1,566	-
506,000	British Pound Sterling	787,707	07/18/12	4,732	-
624,000	British Pound Sterling	980,558	07/18/12	-	(3,321)
875,000	British Pound Sterling	1,364,725	07/18/12	5,599	-
906,000	British Pound Sterling	1,405,648	07/18/12	13,225	-
1,258,000	British Pound Sterling	1,976,899	07/18/12	-	(6,764)
3,465,000	British Pound Sterling	5,381,734	07/18/12	44,750	-
5,567,000	British Pound Sterling	8,652,565	07/18/12	65,829	-
(5,125,000)	Canadian Dollar	(4,950,380)	07/18/12	-	(81,461)
(4,113,000)	Canadian Dollar	(3,995,186)	07/18/12	-	(43,051)
(3,927,000)	Canadian Dollar	(3,812,558)	07/18/12	-	(43,059)
(1,925,000)	Canadian Dollar	(1,875,140)	07/18/12	-	(14,869)
(1,856,000)	Canadian Dollar	(1,819,148)	07/18/12	-	(3,115)
(1,790,000)	Canadian Dollar	(1,742,287)	07/18/12	-	(15,175)
(998,000)	Canadian Dollar	(976,524)	07/18/12	-	(3,335)
(981,000)	Canadian Dollar	(953,222)	07/18/12	-	(9,946)
(671,000)	Canadian Dollar	(653,255)	07/18/12	-	(5,548)
(544,000)	Canadian Dollar	(531,273)	07/18/12	-	(2,839)
(540,000)	Canadian Dollar	(523,260)	07/18/12	-	(6,924)
(90,509)	Canadian Dollar	(88,309)	07/18/12	-	(555)
300,300	Canadian Dollar	288,807	07/18/12	6,035	-
882,000	Canadian Dollar	859,214	07/18/12	6,754	-
889,000	Canadian Dollar	867,642	07/18/12	5,198	-
975,000	Canadian Dollar	956,725	07/18/12	552	-
1,709,000	Canadian Dollar	1,662,933	07/18/12	15,001	-
1,748,000	Canadian Dollar	1,703,496	07/18/12	12,730	-
2,018,000	Canadian Dollar	1,967,640	07/18/12	13,678	-
2,978,000	Canadian Dollar	2,892,981	07/18/12	30,887	-
5,205,000	Canadian Dollar	5,073,787	07/18/12	36,600	-
6,950,000	Canadian Dollar	6,751,696	07/18/12	71,971	-
(5,813,500)	Euro	(7,324,772)	07/18/12	-	(33,292)
(5,795,000)	Euro	(7,164,127)	07/18/12	-	(170,522)
(4,965,000)	Euro	(6,209,214)	07/18/12	-	(74,915)
(2,000,000)	Euro	(2,472,888)	07/18/12	-	(58,483)
(757,000)	Euro	(949,599)	07/18/12	-	(8,525)
(658,000)	Euro	(827,628)	07/18/12	-	(5,193)
(655,000)	Euro	(816,741)	07/18/12	-	(12,283)
(632,000)	Euro	(794,750)	07/18/12	-	(5,163)
(417,000)	Euro	(521,235)	07/18/12	-	(6,556)
(402,000)	Euro	(506,235)	07/18/12	-	(2,571)
(215,000)	Euro	(268,024)	07/18/12	-	(4,098)
40,250	Euro	50,566	07/18/12	378	-
51,000	Euro	64,275	07/18/12	275	-
70,000	Euro	87,490	07/18/12	1,108	-
470,000	Euro	592,990	07/18/12	1,883	-
486,000	Euro	606,615	07/18/12	8,509	-
756,000	Euro	949,218	07/18/12	7,641	-
802,500	Euro	1,018,533	07/18/12	-	(2,820)
1,156,500	Euro	1,434,249	07/18/12	29,517	-
4,690,000	Euro	5,938,014	07/18/12	-	(1,948)
4,770,000	Euro	6,017,899	07/18/12	19,422	-
5,000,000	Euro	6,330,680	07/18/12	-	(2,252)
5,585,000	Euro	7,025,020	07/18/12	43,835	-
(695,065,000)	Japanese Yen	(8,752,193)	07/18/12	54,507	-
(424,550,000)	Japanese Yen	(5,357,010)	07/18/12	44,410	-
(370,000,000)	Japanese Yen	(4,673,434)	07/18/12	43,445	-
(166,855,000)	Japanese Yen	(2,095,310)	07/18/12	7,373	-
(159,700,000)	Japanese Yen	(1,985,476)	07/18/12	-	(12,927)
(127,000,000)	Japanese Yen	(1,625,648)	07/18/12	36,435	-
(116,330,000)	Japanese Yen	(1,473,903)	07/18/12	18,209	-
(102,610,000)	Japanese Yen	(1,291,535)	07/18/12	7,526	-
(80,340,000)	Japanese Yen	(1,010,053)	07/18/12	4,719	-
(78,557,000)	Japanese Yen	(979,043)	07/18/12	-	(3,979)
(77,340,000)	Japanese Yen	(972,923)	07/18/12	5,130	-
(49,390,000)	Japanese Yen	(621,676)	07/18/12	3,635	-
(35,762,000)	Japanese Yen	(450,543)	07/18/12	3,035	-
(21,430,000)	Japanese Yen	(274,055)	07/18/12	5,891	-
(6,600,000)	Japanese Yen	(83,873)	07/18/12	1,284	-
(5,150,000)	Japanese Yen	(64,824)	07/18/12	380	-
5,790,000	Japanese Yen	73,430	07/18/12	-	(977)
19,800,000	Japanese Yen	248,403	07/18/12	-	(636)
63,710,000	Japanese Yen	802,843	07/18/12	-	(5,609)
78,600,000	Japanese Yen	988,501	07/18/12	-	(4,942)
158,200,000	Japanese Yen	1,971,268	07/18/12	8,365	-
236,847,000	Japanese Yen	2,975,562	07/18/12	-	(11,781)
250,149,000	Japanese Yen	3,152,965	07/18/12	-	(22,729)
461,245,000	Japanese Yen	5,824,058	07/18/12	-	(52,275)
500,000,000	Japanese Yen	6,386,300	07/18/12	-	(129,557)
662,000,000	Japanese Yen	8,456,422	07/18/12	-	(172,495)
(5,401,000)	New Zealand Dollar	(4,061,298)	07/18/12	-	(256,651)
(4,466,000)	New Zealand Dollar	(3,511,857)	07/18/12	-	(58,586)
(2,139,000)	New Zealand Dollar	(1,606,126)	07/18/12	-	(103,945)
(1,415,000)	New Zealand Dollar	(1,110,418)	07/18/12	-	(20,835)
(1,270,200)	New Zealand Dollar	(1,008,800)	07/18/12	-	(6,689)
(1,090,000)	New Zealand Dollar	(857,939)	07/18/12	-	(13,486)
(1,029,000)	New Zealand Dollar	(791,904)	07/18/12	-	(30,753)
(692,750)	New Zealand Dollar	(538,450)	07/18/12	-	(15,385)
(125,000)	New Zealand Dollar	(98,414)	07/18/12	-	(1,520)
70,000	New Zealand Dollar	53,706	07/18/12	2,257	-
85,000	New Zealand Dollar	65,594	07/18/12	2,361	-
105,000	New Zealand Dollar	79,268	07/18/12	4,676	-
135,000	New Zealand Dollar	106,529	07/18/12	1,400	-
308,000	New Zealand Dollar	243,240	07/18/12	2,998	-
369,000	New Zealand Dollar	291,828	07/18/12	3,177	-
424,000	New Zealand Dollar	335,472	07/18/12	3,504	-
1,517,500	New Zealand Dollar	1,196,848	07/18/12	16,351	-
1,677,000	New Zealand Dollar	1,343,795	07/18/12	-	(3,080)
1,933,000	New Zealand Dollar	1,505,217	07/18/12	40,162	-
3,877,000	New Zealand Dollar	2,997,491	07/18/12	102,063	-
4,590,000	New Zealand Dollar	3,578,727	07/18/12	90,851	-
4,736,000	New Zealand Dollar	3,669,761	07/18/12	116,540	-
(45,127,000)	Norwegian Krone	(7,495,638)	07/18/12	-	(85,416)
(17,650,000)	Norwegian Krone	(2,961,236)	07/18/12	-	(3,854)
(16,909,000)	Norwegian Krone	(2,815,698)	07/18/12	-	(24,908)
(14,998,000)	Norwegian Krone	(2,495,406)	07/18/12	-	(24,165)
(13,878,000)	Norwegian Krone	(2,318,404)	07/18/12	-	(13,013)
(9,908,000)	Norwegian Krone	(1,661,800)	07/18/12	-	(2,682)
(7,430,000)	Norwegian Krone	(1,231,148)	07/18/12	-	(17,046)
(6,159,000)	Norwegian Krone	(1,019,325)	07/18/12	-	(15,348)
(5,770,000)	Norwegian Krone	(948,392)	07/18/12	-	(20,932)
(5,737,000)	Norwegian Krone	(958,012)	07/18/12	-	(5,768)
(2,978,000)	Norwegian Krone	(499,855)	07/18/12	-	(431)
(1,500,000)	Norwegian Krone	(245,908)	07/18/12	-	(6,083)
(635,000)	Norwegian Krone	(106,423)	07/18/12	-	(253)
(515,000)	Norwegian Krone	(85,122)	07/18/12	-	(1,395)
1,198,000	Norwegian Krone	198,183	07/18/12	3,073	-
2,790,000	Norwegian Krone	461,008	07/18/12	7,694	-
5,335,000	Norwegian Krone	892,215	07/18/12	4,032	-
5,595,000	Norwegian Krone	946,235	07/18/12	-	(6,310)
5,961,000	Norwegian Krone	995,160	07/18/12	6,251	-
8,932,000	Norwegian Krone	1,467,599	07/18/12	32,921	-
11,467,000	Norwegian Krone	1,928,147	07/18/12	-	(1,763)
11,730,000	Norwegian Krone	1,973,843	07/18/12	-	(3,276)
14,337,000	Norwegian Krone	2,396,330	07/18/12	12,196	-
26,320,000	Norwegian Krone	4,282,057	07/18/12	139,538	-
34,800,000	Norwegian Krone	5,685,736	07/18/12	160,447	-
41,871,000	Norwegian Krone	6,955,517	07/18/12	78,550	-
(1,754,000)	Singapore Dollar	(1,373,772)	07/18/12	-	(10,868)
(522,000)	Singapore Dollar	(411,844)	07/18/12	-	(232)
1,171,000	Singapore Dollar	917,275	07/18/12	7,134	-
3,002,000	Singapore Dollar	2,352,631	07/18/12	17,201	-
3,703,000	Singapore Dollar	2,892,189	07/18/12	31,026	-
3,766,000	Singapore Dollar	2,938,583	07/18/12	34,365	-
(60,530,000)	Swedish Krona	(8,307,834)	07/18/12	-	(436,511)
(15,302,000)	Swedish Krona	(2,169,607)	07/18/12	-	(40,965)
(10,172,000)	Swedish Krona	(1,438,644)	07/18/12	-	(30,833)
(10,123,000)	Swedish Krona	(1,437,858)	07/18/12	-	(24,541)
(7,002,000)	Swedish Krona	(998,460)	07/18/12	-	(13,070)
(5,325,000)	Swedish Krona	(744,582)	07/18/12	-	(24,683)
(4,138,000)	Swedish Krona	(597,178)	07/18/12	-	(610)
(3,130,000)	Swedish Krona	(430,554)	07/18/12	-	(21,616)
760,000	Swedish Krona	108,332	07/18/12	1,460	-
1,006,000	Swedish Krona	140,044	07/18/12	5,286	-
1,665,000	Swedish Krona	231,332	07/18/12	9,199	-
2,937,000	Swedish Krona	415,551	07/18/12	8,737	-
4,243,000	Swedish Krona	599,220	07/18/12	13,736	-
4,929,500	Swedish Krona	701,325	07/18/12	10,805	-
5,690,000	Swedish Krona	794,637	07/18/12	27,357	-
6,917,000	Swedish Krona	993,748	07/18/12	5,502	-
7,027,000	Swedish Krona	1,007,519	07/18/12	7,623	-
7,433,000	Swedish Krona	1,056,505	07/18/12	17,288	-
8,540,000	Swedish Krona	1,205,312	07/18/12	28,402	-
14,665,000	Swedish Krona	2,085,082	07/18/12	33,467	-
60,274,000	Swedish Krona	8,530,253	07/18/12	177,110	-
(6,160,000)	Swiss Franc	(6,487,174)	07/18/12	-	(5,594)
(5,000,000)	Swiss Franc	(5,265,386)	07/18/12	-	(4,718)
(4,783,000)	Swiss Franc	(5,019,762)	07/18/12	-	(21,619)
(3,470,000)	Swiss Franc	(3,573,558)	07/18/12	-	(83,894)
(2,493,000)	Swiss Franc	(2,619,465)	07/18/12	-	(8,209)
(1,134,000)	Swiss Franc	(1,180,500)	07/18/12	-	(14,760)
(912,000)	Swiss Franc	(963,930)	07/18/12	2,663	-
(750,000)	Swiss Franc	(785,519)	07/18/12	-	(4,997)
(568,000)	Swiss Franc	(589,845)	07/18/12	-	(8,839)
(397,000)	Swiss Franc	(412,119)	07/18/12	-	(6,328)
62,350	Swiss Franc	65,470	07/18/12	248	-
70,200	Swiss Franc	73,501	07/18/12	491	-
71,500	Swiss Franc	74,717	07/18/12	646	-
124,000	Swiss Franc	129,150	07/18/12	1,548	-
321,500	Swiss Franc	336,879	07/18/12	1,988	-
458,000	Swiss Franc	480,561	07/18/12	2,180	-
563,000	Swiss Franc	591,649	07/18/12	1,765	-
605,000	Swiss Franc	628,967	07/18/12	8,715	-
934,000	Swiss Franc	987,190	07/18/12	-	(2,734)
936,500	Swiss Franc	990,213	07/18/12	-	(3,123)
1,856,000	Swiss Franc	1,931,259	07/18/12	25,003	-
2,640,000	Swiss Franc	2,727,901	07/18/12	54,714	-
3,423,500	Swiss Franc	3,586,991	07/18/12	21,449	-
4,868,000	Swiss Franc	5,071,668	07/18/12	59,305	-
Unrealized gain (loss) on forward currency contracts				$ 2,601,929	$ (3,252,113)

The Fund has a three-tier fair value hierarchy.  The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments.   These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments and other financial instruments as of June 30, 2012:

Valuation Inputs	Investments in Securities	Other Financial Instruments**
Level 1 - Quoted Prices	$ -	$ -
Level 2 - Other Significant Observable Inputs	19,493,707	(650,184)
Level 3 - Significant Unobservable Inputs	-	-
Total Investments	$ 19,493,707	$ -

** Other Financial Instruments include derivative instruments not reflected in the Scheduled of Investments, such as forward currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Level 2 inputs in the Investments in Securities column displayed in this table are U.S. Treasury Bills. Refer to the Schedule of Investments for a further breakout of each security by type.

There were no significant transfers between Level 1 and Level 2 for the period ended June 30, 2012.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS  AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

MERK ASIAN CURRENCY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2012 (Unaudited)

Principal	Security Description	Rate	Maturity	Value in USD

U.S. Treasury Bills (a)(b) - 95.8%

$3,700,000	U.S. Treasury Bill	0.07%	07/26/12	$3,699,915
20,500,000	U.S. Treasury Bill	0.10	08/23/12	20,498,749
8,500,000	U.S. Treasury Bill	0.08	09/20/12	8,498,674
13,000,000	U.S. Treasury Bill	0.11	10/18/12	12,996,009
14,000,000	U.S. Treasury Bill	0.10	11/15/12	13,994,190
11,500,000	U.S. Treasury Bill	0.11	12/13/12	11,492,674
3,500,000	U.S. Treasury Bill	0.11-0.15	01/10/13	3,497,295
Total U.S. Treasury Bills (Cost $74,677,704)				74,677,506

Time Deposits (a)(b) - 4.6%

22,784,813	CNH Barclays Bank PLC (Cost $ 3,574,649)	1.00	07/23/12	3,583,504

Total Investments - 100.4% Cost ($78,252,353)*				$78,261,010

Net Unrealized Loss on Forward Currency Contracts - (0.5)%				(421,072)

Other Assets and Liabilities, Net - 0.1%				72,528
NET ASSETS - 100.0%				$77,912,466

(a) Rates shown are annualized yields at time of purchase.
(b) All or a portion of these securities are segregated to cover outstanding forward currency contract exposure.
PLC Public Limited Company

*Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation			$11,040
Gross Unrealized Depreciation			(2,383)
Net Unrealized Appreciation			$8,657

As of June 30, 2012, the Merk Asian Currency Fund had the following forward currency contracts outstanding:

Contracts to Purchase (Sell)		Contract Value	Settlement Date	Unrealized Gain	Unrealized (Loss)
11,500,000	China Renminbi	$ 1,822,243	07/18/12	$ -	$ (14,214)
29,800,000	China Renminbi	4,715,190	07/18/12	-	(30,035)
35,000,000	China Renminbi	5,534,472	07/18/12	-	(31,773)
6,200,000	Honk Kong Dollar	798,780	07/18/12	450	-
(108,000,000)	Indian Rupee	(2,015,719)	07/18/12	88,986	-
139,000,000	Indian Rupee	2,643,088	07/18/12	-	(163,311)
2,850,000	Malaysian Ringgit	922,927	07/18/12	-	(26,565)
55,000,000	New Taiwan Dollar	1,869,794	07/18/12	-	(29,184)
3,640,000	Singapore Dollar	2,893,565	07/18/12	-	(20,083)
1,650,000,000	South Korean Won	1,434,783	07/18/12	3,981	-
28,200,000	Malaysian Ringgit	9,098,242	08/22/12	-	(249,340)
10,800,000	Singapore Dollar	8,588,729	08/22/12	-	(62,835)
4,300,000,000	South Korean Won	3,704,342	08/22/12	36,086	-
8,200,000	China Renminbi	1,289,308	09/19/12	-	(2,730)
13,000,000	China Renminbi	2,044,990	09/19/12	-	(5,292)
32,800,000	China Renminbi	5,178,402	09/19/12	-	(32,089)
(3,300,000)	Honk Kong Dollar	(425,515)	09/19/12	25	-
7,000,000	Honk Kong Dollar	902,559	09/19/12	-	(6)
6,100,000	Malaysian Ringgit	1,901,674	09/19/12	9,776	-
9,400,000	Malaysian Ringgit	2,944,585	09/19/12	928	-
78,000,000	New Taiwan Dollar	2,615,694	09/19/12	-	(3,517)
153,800,000	New Taiwan Dollar	5,162,113	09/19/12	-	(11,436)
8,300,000	Singapore Dollar	6,485,115	09/19/12	67,820	-
2,000,000,000	South Korean Won	1,710,571	09/19/12	26,221	-
2,100,000,000	South Korean Won	1,796,407	09/19/12	27,224	-
59,000,000	Indian Rupee	1,039,409	09/20/12	-	(159)
Unrealized gain (loss) on forward currency contracts				$ 261,497	$ (682,569)

The Fund has a three-tier fair value hierarchy.  The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments.   These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments and other financial instruments as of June 30, 2012:

Valuation Inputs	Investments in Securities	Other Financial Instruments**
Level 1 - Quoted Prices	$ -	$ -
Level 2 - Other Significant Observable Inputs	78,261,010	(421,072)
Level 3 - Significant Unobservable Inputs	-	-
Total Investments	$ 78,261,010	$ (421,072)

** Other Financial Instruments include derivatives not reflected in the Schedule of Investments, such as forward currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Level 2 inputs in the Investments in Securities column displayed in this table are U.S. Treasury Bills. Refer to the Schedule of Investments for a further breakout of each security by type.

There were no significant transfers between Level 1 and Level 2 for the period ended June 30, 2012.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS  AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

MERK CURRENCY ENHANCED U.S. EQUITY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2012 (Unaudited)

Shares	Security Description				Value in USD

Exchange Traded Product - 96.5% (a)
13,950	SPDR S&P 500 ETF Trust (Cost $1,700,085)				$1,900,967

Total Investments - 96.5% Cost ($1,399,417)*					$1,900,967

Net Unrealized Loss on Forward Currency Contracts - (3.1)%					$(61,987)

Other Assets and Liabilities, Net - 6.6%					130,530
NET ASSETS - 100.0%					$1,969,510

(a) All or a portion of these securities are segregated to cover outstanding forward currency contract exposure.
ETF Exchange Traded Fund

*Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation		$200,882
Gross Unrealized Depreciation		-
Net Unrealized Appreciation		$200,882

As of June 30, 2012, the Merk Currency Enhanced U.S. Equity Fund held the following futures contracts:
			Notional	Net Unrealized
Contracts	Type	Expiration Date	Contract Value	Appreciation
1	E-mini S&P 500 Future	09/21/12	$67,825	$2,805

    As of June 30, 2012, the Merk Currency Enhanced U.S. Equity Fund had the following forward currency contracts outstanding:

Contracts to Purchase (Sell)		Contract Value	Settlement Date	Unrealized Gain	Unrealized (Loss)
(287,500)	Australian Dollar	$ (292,183)	07/18/12	$ -	$ (1,556)
(276,000)	Australian Dollar	(273,657)	07/18/12	-	(8,332)
(240,000)	Australian Dollar	(239,152)	07/18/12	-	(6,056)
(187,000)	Australian Dollar	(186,400)	07/18/12	-	(4,657)
(96,000)	Australian Dollar	(95,498)	07/18/12	-	(2,585)
(95,000)	Australian Dollar	(95,883)	07/18/12	-	(1,179)
(94,000)	Australian Dollar	(94,233)	07/18/12	-	(1,807)
(89,000)	Australian Dollar	(85,788)	07/18/12	-	(5,143)
(80,000)	Australian Dollar	(78,890)	07/18/12	-	(2,846)
(75,000)	Australian Dollar	(72,643)	07/18/12	-	(3,985)
(58,000)	Australian Dollar	(58,338)	07/18/12	-	(921)
(48,000)	Australian Dollar	(48,782)	07/18/12	-	(259)
(34,000)	Australian Dollar	(34,191)	07/18/12	-	(547)
5,000	Australian Dollar	4,937	07/18/12	172	-
11,000	Australian Dollar	10,652	07/18/12	587	-
57,000	Australian Dollar	57,301	07/18/12	936	-
80,000	Australian Dollar	79,288	07/18/12	2,448	-
81,000	Australian Dollar	81,144	07/18/12	1,613	-
143,000	Australian Dollar	143,638	07/18/12	2,465	-
221,000	Australian Dollar	225,714	07/18/12	81	-
372,000	Australian Dollar	369,127	07/18/12	10,945	-
388,000	Australian Dollar	384,713	07/18/12	11,706	-
534,000	Australian Dollar	533,208	07/18/12	12,380	-
(475,000)	Canadian Dollar	(458,816)	07/18/12	-	(7,550)
(404,000)	Canadian Dollar	(392,428)	07/18/12	-	(4,229)
(385,000)	Canadian Dollar	(373,780)	07/18/12	-	(4,221)
(185,000)	Canadian Dollar	(180,208)	07/18/12	-	(1,429)
(180,000)	Canadian Dollar	(175,202)	07/18/12	-	(1,526)
(176,000)	Canadian Dollar	(172,505)	07/18/12	-	(295)
(105,000)	Canadian Dollar	(102,027)	07/18/12	-	(1,065)
(97,000)	Canadian Dollar	(94,913)	07/18/12	-	(324)
(74,000)	Canadian Dollar	(72,043)	07/18/12	-	(612)
(50,000)	Canadian Dollar	(48,450)	07/18/12	-	(641)
(49,000)	Canadian Dollar	(47,854)	07/18/12	-	(256)
29,700	Canadian Dollar	28,563	07/18/12	597	-
100,000	Canadian Dollar	98,126	07/18/12	57	-
105,000	Canadian Dollar	102,477	07/18/12	614	-
111,000	Canadian Dollar	108,132	07/18/12	850	-
163,000	Canadian Dollar	158,606	07/18/12	1,431	-
169,000	Canadian Dollar	164,697	07/18/12	1,231	-
197,000	Canadian Dollar	192,084	07/18/12	1,335	-
284,000	Canadian Dollar	275,892	07/18/12	2,946	-
480,000	Canadian Dollar	467,900	07/18/12	3,375	-
650,000	Canadian Dollar	631,454	07/18/12	6,731	-
(1,102,000)	Swiss Franc	(1,160,530)	07/18/12	-	(1,001)
(330,000)	Swiss Franc	(339,848)	07/18/12	-	(7,978)
(227,000)	Swiss Franc	(238,515)	07/18/12	-	(747)
(182,000)	Swiss Franc	(191,009)	07/18/12	-	(823)
(106,000)	Swiss Franc	(110,347)	07/18/12	-	(1,380)
(96,000)	Swiss Franc	(101,466)	07/18/12	280	-
(77,000)	Swiss Franc	(80,647)	07/18/12	-	(513)
(55,000)	Swiss Franc	(57,115)	07/18/12	-	(856)
(36,000)	Swiss Franc	(37,371)	07/18/12	-	(574)
4,800	Swiss Franc	5,026	07/18/12	34	-
6,150	Swiss Franc	6,458	07/18/12	24	-
9,000	Swiss Franc	9,374	07/18/12	112	-
38,500	Swiss Franc	40,342	07/18/12	238	-
42,000	Swiss Franc	44,137	07/18/12	132	-
48,000	Swiss Franc	50,365	07/18/12	228	-
49,500	Swiss Franc	51,864	07/18/12	310	-
58,000	Swiss Franc	60,298	07/18/12	836	-
93,000	Swiss Franc	98,296	07/18/12	-	(272)
93,500	Swiss Franc	98,863	07/18/12	-	(312)
186,000	Swiss Franc	193,542	07/18/12	2,506	-
250,000	Swiss Franc	258,324	07/18/12	5,181	-
465,000	Swiss Franc	484,455	07/18/12	5,665	-
(715,000)	Euro	(883,926)	07/18/12	-	(21,039)
(556,500)	Euro	(701,167)	07/18/12	-	(3,187)
(469,000)	Euro	(586,530)	07/18/12	-	(7,077)
(81,000)	Euro	(101,608)	07/18/12	-	(912)
(64,000)	Euro	(79,804)	07/18/12	-	(1,200)
(63,000)	Euro	(79,224)	07/18/12	-	(515)
(56,000)	Euro	(70,436)	07/18/12	-	(442)
(45,000)	Euro	(56,248)	07/18/12	-	(708)
(36,000)	Euro	(45,334)	07/18/12	-	(230)
(25,000)	Euro	(31,166)	07/18/12	-	(477)
2,750	Euro	3,455	07/18/12	26	-
4,000	Euro	4,999	07/18/12	63	-
8,000	Euro	10,082	07/18/12	43	-
35,000	Euro	44,159	07/18/12	140	-
46,000	Euro	57,416	07/18/12	805	-
74,500	Euro	94,555	07/18/12	-	(262)
79,000	Euro	99,191	07/18/12	798	-
108,500	Euro	134,558	07/18/12	2,769	-
435,000	Euro	548,802	07/18/12	1,771	-
532,000	Euro	669,169	07/18/12	4,175	-
942,000	Euro	1,192,667	07/18/12	-	(391)
(624,000)	British Pound Sterling	(967,938)	07/18/12	-	(9,299)
(405,000)	British Pound Sterling	(624,062)	07/18/12	-	(10,202)
(142,000)	British Pound Sterling	(221,115)	07/18/12	-	(1,269)
(82,000)	British Pound Sterling	(128,287)	07/18/12	-	(132)
(72,000)	British Pound Sterling	(111,701)	07/18/12	-	(1,057)
(68,000)	British Pound Sterling	(104,545)	07/18/12	-	(1,949)
(65,000)	British Pound Sterling	(101,476)	07/18/12	-	(320)
(62,000)	British Pound Sterling	(97,503)	07/18/12	406	-
(52,000)	British Pound Sterling	(80,799)	07/18/12	-	(638)
(51,500)	British Pound Sterling	(80,038)	07/18/12	-	(615)
2,000	British Pound Sterling	3,097	07/18/12	35	-
2,500	British Pound Sterling	3,845	07/18/12	71	-
6,000	British Pound Sterling	9,339	07/18/12	57	-
47,000	British Pound Sterling	73,166	07/18/12	440	-
63,000	British Pound Sterling	98,999	07/18/12	-	(335)
83,000	British Pound Sterling	129,454	07/18/12	531	-
90,000	British Pound Sterling	139,634	07/18/12	1,314	-
125,000	British Pound Sterling	196,433	07/18/12	-	(672)
320,000	British Pound Sterling	497,014	07/18/12	4,133	-
533,000	British Pound Sterling	828,421	07/18/12	6,303	-
(66,515,000)	Japanese Yen	(837,551)	07/18/12	5,216	-
(39,150,000)	Japanese Yen	(493,998)	07/18/12	4,095	-
(34,250,000)	Japanese Yen	(432,608)	07/18/12	4,022	-
(16,105,000)	Japanese Yen	(202,241)	07/18/12	712	-
(15,300,000)	Japanese Yen	(190,218)	07/18/12	-	(1,238)
(13,000,000)	Japanese Yen	(166,405)	07/18/12	3,730	-
(11,120,000)	Japanese Yen	(140,891)	07/18/12	1,741	-
(9,782,000)	Japanese Yen	(123,124)	07/18/12	717	-
(7,980,000)	Japanese Yen	(100,326)	07/18/12	469	-
(7,758,000)	Japanese Yen	(96,687)	07/18/12	-	(393)
(7,720,000)	Japanese Yen	(97,116)	07/18/12	512	-
(4,770,000)	Japanese Yen	(60,040)	07/18/12	351	-
(3,377,000)	Japanese Yen	(42,545)	07/18/12	287	-
(1,070,000)	Japanese Yen	(13,684)	07/18/12	294	-
440,000	Japanese Yen	5,580	07/18/12	-	(74)
1,860,000	Japanese Yen	23,335	07/18/12	-	(60)
6,160,000	Japanese Yen	77,625	07/18/12	-	(542)
7,800,000	Japanese Yen	98,096	07/18/12	-	(490)
15,300,000	Japanese Yen	190,647	07/18/12	809	-
22,633,000	Japanese Yen	284,343	07/18/12	-	(1,126)
23,551,000	Japanese Yen	296,845	07/18/12	-	(2,140)
44,169,000	Japanese Yen	557,714	07/18/12	-	(5,006)
108,000,000	Japanese Yen	1,379,598	07/18/12	-	(28,141)
(4,302,000)	Norwegian Krone	(714,566)	07/18/12	-	(8,143)
(1,843,000)	Norwegian Krone	(306,898)	07/18/12	-	(2,715)
(1,652,000)	Norwegian Krone	(273,736)	07/18/12	-	(3,790)
(1,600,000)	Norwegian Krone	(268,441)	07/18/12	-	(349)
(1,466,000)	Norwegian Krone	(243,917)	07/18/12	-	(2,362)
(1,422,000)	Norwegian Krone	(237,554)	07/18/12	-	(1,333)
(944,000)	Norwegian Krone	(158,331)	07/18/12	-	(256)
(591,000)	Norwegian Krone	(97,812)	07/18/12	-	(1,473)
(553,000)	Norwegian Krone	(92,345)	07/18/12	-	(556)
(530,000)	Norwegian Krone	(87,114)	07/18/12	-	(1,923)
(232,000)	Norwegian Krone	(38,941)	07/18/12	-	(34)
(70,000)	Norwegian Krone	(11,476)	07/18/12	-	(284)
133,000	Norwegian Krone	22,002	07/18/12	341	-
270,000	Norwegian Krone	44,614	07/18/12	745	-
488,000	Norwegian Krone	81,612	07/18/12	369	-
532,000	Norwegian Krone	89,973	07/18/12	-	(600)
604,000	Norwegian Krone	100,835	07/18/12	633	-
858,000	Norwegian Krone	140,976	07/18/12	3,162	-
1,173,000	Norwegian Krone	197,237	07/18/12	-	(180)
1,200,000	Norwegian Krone	201,928	07/18/12	-	(335)
1,397,000	Norwegian Krone	233,499	07/18/12	1,188	-
2,380,000	Norwegian Krone	387,207	07/18/12	12,618	-
3,200,000	Norwegian Krone	522,826	07/18/12	14,754	-
4,012,000	Norwegian Krone	666,464	07/18/12	7,526	-
(1,215,000)	New Zealand Dollar	(956,582)	07/18/12	-	(14,777)
(499,000)	New Zealand Dollar	(375,225)	07/18/12	-	(23,712)
(434,000)	New Zealand Dollar	(341,278)	07/18/12	-	(5,693)
(191,000)	New Zealand Dollar	(143,418)	07/18/12	-	(9,282)
(122,000)	New Zealand Dollar	(95,739)	07/18/12	-	(1,796)
(118,800)	New Zealand Dollar	(94,352)	07/18/12	-	(626)
(103,000)	New Zealand Dollar	(79,267)	07/18/12	-	(3,078)
(65,750)	New Zealand Dollar	(51,105)	07/18/12	-	(1,460)
5,000	New Zealand Dollar	3,775	07/18/12	223	-
5,000	New Zealand Dollar	3,836	07/18/12	161	-
13,000	New Zealand Dollar	10,258	07/18/12	135	-
30,000	New Zealand Dollar	23,692	07/18/12	292	-
35,000	New Zealand Dollar	27,680	07/18/12	301	-
40,000	New Zealand Dollar	31,648	07/18/12	331	-
144,500	New Zealand Dollar	113,967	07/18/12	1,557	-
169,000	New Zealand Dollar	135,421	07/18/12	-	(310)
186,000	New Zealand Dollar	144,837	07/18/12	3,865	-
378,000	New Zealand Dollar	292,250	07/18/12	9,951	-
420,000	New Zealand Dollar	327,465	07/18/12	8,313	-
452,000	New Zealand Dollar	350,239	07/18/12	11,122	-
1,090,000	New Zealand Dollar	856,905	07/18/12	14,520	-
(5,630,000)	Swedish Krona	(772,726)	07/18/12	-	(40,601)
(1,476,000)	Swedish Krona	(209,276)	07/18/12	-	(3,951)
(952,000)	Swedish Krona	(134,643)	07/18/12	-	(2,886)
(887,000)	Swedish Krona	(125,988)	07/18/12	-	(2,150)
(674,000)	Swedish Krona	(96,110)	07/18/12	-	(1,258)
(590,000)	Swedish Krona	(82,498)	07/18/12	-	(2,735)
(372,000)	Swedish Krona	(53,685)	07/18/12	-	(55)
(220,000)	Swedish Krona	(30,263)	07/18/12	-	(1,519)
64,000	Swedish Krona	8,909	07/18/12	336	-
90,000	Swedish Krona	12,504	07/18/12	497	-
299,000	Swedish Krona	42,305	07/18/12	889	-
406,000	Swedish Krona	57,338	07/18/12	1,314	-
510,500	Swedish Krona	72,629	07/18/12	1,119	-
570,000	Swedish Krona	79,603	07/18/12	2,741	-
625,000	Swedish Krona	89,611	07/18/12	678	-
680,000	Swedish Krona	96,653	07/18/12	1,582	-
692,000	Swedish Krona	97,667	07/18/12	2,301	-
698,000	Swedish Krona	100,280	07/18/12	555	-
1,355,000	Swedish Krona	192,655	07/18/12	3,092	-
5,842,000	Swedish Krona	826,787	07/18/12	17,166	-
(163,000)	Singapore Dollar	(127,665)	07/18/12	-	(1,010)
(26,000)	Singapore Dollar	(20,513)	07/18/12	-	(12)
116,000	Singapore Dollar	90,866	07/18/12	707	-
292,000	Singapore Dollar	228,837	07/18/12	1,673	-
353,000	Singapore Dollar	275,707	07/18/12	2,958	-
359,000	Singapore Dollar	280,125	07/18/12	3,276	-
Unrealized gain (loss) on forward currency contracts				$ 257,872	$ (319,859)

The Fund has a three-tier fair value hierarchy.  The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments.   These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments and other financial instruments as of June 30, 2012:

Valuation Inputs	Investments in Securities	Other Financial Instruments**
Level 1 - Quoted Prices	$ 1,900,967	$ 2,805
Level 2 - Other Significant Observable Inputs	-	(61,987)
Level 3 - Significant Unobservable Inputs	-	-
Total Investments	$ 1,900,967	$ (59,182)

**  Other Financial Instruments include derivative instruments not reflected in the Schedule of Investments, such as futures and forward currency contracts which are valued at the unrealized appreciation (depreciation) of the instrument.

The Level 1 inputs in the Investments in Securities column displayed in this table are Exchange Traded Products. Refer to the Schedule of Investments for a further breakout of each security by type.

There were no significant transfers between Level 1 and Level 2 for the period ended June 30, 2012.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS  AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

MERK HARD CURRENCY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2012 (Unaudited)

Principal	Security Description	Currency	Rate	Maturity	Value in USD

Foreign Bonds - 57.4% (a)

Government Agency - Germany - 3.3%
$21,000,000	Kreditanst Fur Wie EMTN (b)	SGD	1.86%	08/13/12	$16,595,695

Non-U.S. Government - Australia - 4.2%
20,500,000	Australian Government Bond, Series 127	AUD	4.75	11/15/12	21,117,199

Non-U.S. Government - Denmark - 0.8%
25,000,000	Denmark Government Bond	DKK	4.00	11/15/12	4,319,669

Non-U.S. Government - New Zealand - 14.9%
91,400,000	New Zealand Government Bond, Series 413	NZD	6.50	04/15/13	75,486,134

Non-U.S. Government - Singapore - 4.7%
28,550,000	Singapore Government Bond	SGD	3.63	07/01/14	24,096,786

Non-U.S. Government - Sweden - 4.6%
158,500,000	Sweden Government Bond, Series 1046	SEK	5.50	10/08/12	23,161,147

Regional Agency - Australia - 6.9%
10,000,000	New South Wales Treasury Corp., Series 813	AUD	5.50	08/01/13	10,493,910
23,800,000	Western Australia Treasury Corp., Series 12	AUD	5.50	07/17/12	24,382,772
					34,876,682

Regional Authority - Canada - 15.4%
11,000,000	Alberta Capital Finance Authority MTN (b)	CAD	1.39	02/05/13	10,819,458
7,000,000	Alberta Capital Finance Authority (b)	CAD	1.67	07/02/14	6,926,775
12,000,000	Province of British Columbia	CAD	8.50	08/23/13	12,764,011
15,000,000	Province of Manitoba MTN (b)	CAD	1.70	09/04/12	14,749,681
24,000,000	Province of New Brunswick	CAD	5.88	12/06/12	24,048,797
8,488,000	Province of Saskatchewan	CAD	5.25	12/03/12	8,481,330
					77,790,052

Sovereign Agency - Finland - 1.9%
55,560,000	Municipality Finance PLC Kunta EMTN	NOK	2.75	09/16/13	9,445,065

Supranational Bank - Norway - 0.7%
21,090,000	European Investment Bank	NOK	4.38	08/31/12	3,558,417

Total Foreign Bonds (Cost $290,735,982)					290,446,846

Foreign Treasury Bills - 21.6% (a)(c)

Central Bank - Singapore - 12.2%
23,000,000	Monetary Authority of Singapore Bill, Series 28	SGD	0.19	07/06/12	18,156,228
15,000,000	Monetary Authority of Singapore Bill, Series 28	SGD	0.20	07/13/12	11,840,531
40,000,000	Monetary Authority of Singapore Bill, Series 28	SGD	0.20	07/20/12	31,573,510
					61,570,269

Non-U.S. Government - Canada - 1.9%
10,000,000	Canadian Treasury Bill	CAD	0.90	07/05/12	9,820,843

Non-U.S. Government - Norway - 7.5%
225,000,000	Norwegian Treasury Bill	NOK	1.28	09/19/12	37,708,497

Total Foreign Treasury Securities (Cost $108,481,292)					109,099,609

Banker's Acceptance - 4.5% (c)
23,000,000	Toronto Dominion Bank Ltd., B.A. (Cost $22,123,890)	CAD	1.07	07/03/12	22,589,774

Shares

Exchange Traded Product - 8.0% (d)
262,000	SPDR Gold Trust (Cost $34,415,958)				40,659,780

Total Investments - 91.5% (Cost $455,757,122)*					$462,796,009

Foreign Currencies - 8.2%:
Australian Dollar - 0.0%					35,582
Canadian Dollar - 0.2%					842,512
Danish Krone - 0.0%					7,155
Euro - 0.0%					59,185
Japanese Yen - 0.0%					13,623
New Zealand Dollar - 0.0%					84,374
Norwegian Krone - 3.0%					15,059,372
Singapore Dollar - 3.1%					15,799,698
Swedish Krona - 0.0%					76,094
Swiss Franc - 1.9%					9,698,220
Total Foreign Currencies (Cost $41,492,621)					41,675,815
Other Assets and Liabilities, Net - 0.3%					1,461,593
NET ASSETS - 100.0%					$505,933,417

(a) All or portion of these securities are segregated to cover outstanding forward currency contract and future contract exposures.
(b) Variable rate security. Rate presented is as of June 30, 2012.
(c) Rates shown are annualized yields at time of purchase.
(d) Non-income producing security.
EMTN European Medium Term Note
MTN Medium Term Note
PLC Public Limited Company

*Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation		$10,347,498
Gross Unrealized Depreciation		(3,308,611)
Net Unrealized Appreciation		$7,038,887

As of June 30, 2012, the Merk Hard Currency Fund held the following futures contracts:
			Notional	Net Unrealized
Contracts	Type	Expiration Date	Contract Value	Apppreciation
25	Gold 100 Oz. Future	08/31/12	$4,010,500	$78,500

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the
Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilities as of June 30, 2012:
	Level 1	Level 2	Level 3	Total
Assets
Investments at Value:
Foreign Bonds	$-	$290,446,846	$-	$290,446,846
Foreign Treasury Bills	9,820,843	99,278,766	-	109,099,609
Banker's Acceptance	-	22,589,774	-	22,589,774
Exchange Traded Product	40,659,780	-	-	40,659,780
Total Investments at Value	$50,480,623	$412,315,386	$-	$462,796,009
Other Financial Instruments**:
Futures	78,500	-	-	78,500
Total Assets	$50,559,123	$412,315,386	$-	$462,874,509

** Other Financial Instruments include derivative instruments not reflected in the Schedule of Investments, such as futures which are valued at the unrealized appreciation of the instrument.

There were no significant transfers between Level 1 and Level 2 for the year ended June 30, 2012.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS  AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PAYSON TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2012 (Unaudited)

Shares	Security Description	Value

Common Stock - 97.8%
Consumer Discretionary - 11.3%
33,600	Hasbro, Inc.	$1,138,032
16,900	McDonald's Corp.	1,496,157
25,400	The McGraw-Hill Cos., Inc.	1,143,000
24,788	TJX Cos., Inc.	1,064,149
18,400	Whirlpool Corp.	1,125,344
		5,966,682
Consumer Staples - 14.4%
85,600	Avon Products, Inc.	1,387,576
32,235	Molson Coors Brewing Co., Class B	1,341,298
21,020	PepsiCo, Inc.	1,485,273
35,000	St. Jude Medical, Inc.	1,396,850
19,850	The Procter & Gamble Co.	1,215,813
11,000	Wal-Mart Stores, Inc.	766,920
		7,593,730
Energy - 13.8%
31,330	BP PLC, ADR	1,270,118
15,585	ConocoPhillips	870,890
28,710	Exxon Mobil Corp.	2,456,715
33,600	The Williams Cos., Inc.	968,352
104,933	WPX Energy, Inc. (a)	1,697,816
		7,263,891
Financial - 15.2%
28,100	Aflac, Inc.	1,196,779
21,490	American Express Co.	1,250,933
50,200	American International Group, Inc. (a)	1,610,918
18,300	Berkshire Hathaway, Inc., Class B (a)	1,524,939
40,957	JPMorgan Chase & Co.	1,463,393
15,438	The Travelers Cos., Inc.	985,562
		8,032,524
Health Care - 8.4%
27,284	Abbott Laboratories	1,758,999
13,918	Johnson & Johnson	940,300
45,725	Sanofi, ADR	1,727,491
		4,426,790
Industrials - 12.2%
65,100	ABB, Ltd., ADR (a)	1,062,432
60,325	CSX Corp.	1,348,867
13,225	Cummins, Inc.	1,281,635
12,165	General Dynamics Corp.	802,403
31,901	Iron Mountain, Inc.	1,051,457
11,665	United Technologies Corp.	881,058
		6,427,852

Technology - 22.5%
13,000	Accenture PLC, Class A	781,170
3,778	Apple, Inc. (a)	2,206,352
1,975	Google, Inc., Class A (a)	1,145,638
23,961	Harris Corp.	1,002,768
71,775	Hewlett-Packard Co.	1,443,395
65,500	Intel Corp.	1,745,575
62,000	Microsoft Corp.	1,896,580
214,000	Xerox Corp.	1,684,180
		11,905,658

Total Common Stock (Cost $46,136,777)	51,617,127

Total Investments - 97.8% (Cost $46,136,777)*	$51,617,127

Other Assets & Liabilities, Net – 2.2%	1,178,786
Net Assets – 100.0%	$52,795,913

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$5,971,948
Gross Unrealized Depreciation	(491,598)
Net Unrealized Appreciation	$5,480,350

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2012.

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$51,617,127
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$51,617,127

The Level 1 inputs displayed in this table are Common Stock. Refer to the Schedule of Investments for a further breakout of each security by type.

There were no significant transfers between Level 1 and Level 2 for the period ended June 30, 2012.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	August 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	August 24, 2012

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	August 24, 2012